OMB APPROVAL
OMB Number: 3235-0570 Expires: January 31, 2014 Estimated average burden hours per response: 20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05686

AIM Investment Securities Funds (Invesco Investment Securities Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza,

Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor

11 Greenway Plaza,

Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 08/31/13

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2013

Invesco Corporate Bond Fund
Nasdaq:
A: ACCBX ■ B: ACCDX ■ C: ACCEX ■ R: ACCZX ■ Y: ACCHX ■ R5: ACCWX ■ R6: ICBFX

2             Fund Performance

4             Letters to Shareholders

5             Schedule of Investments

21           Financial Statements

23           Notes to Financial Statements

32           Financial Highlights

33           Fund Expenses

34           Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/13 to 8/31/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.52%
Class B Shares	-3.38
Class C Shares	-3.74
Class R Shares	-3.50
Class Y Shares	-3.25
Class R5 Shares	-3.31
Class R6 Shares	-3.17
Barclays U.S. Credit Index▼ (Broad Market/Style-Specific Index)	-3.53
Lipper BBB Rated Funds Index▼ (Peer Group Index)	-3.36
Source(s): ▼Lipper Inc.

The Barclays U.S. Credit Index is an unmanaged index considered representative of publicly issued, SEC-registered US corporate and specified foreign debentures and secured notes.

The Lipper BBB Rated Funds Index is an unmanaged index considered representative of BBB-rated funds tracked by Lipper.1

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

1	A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. For more information on rating methodologies, please visit the following NRSRO websites: standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage; moodys.com and select “Rating Methodologies” under Research and Ratings on the homepage; and fitchratings.com and select “Ratings Definitions” on the homepage.

2                         Invesco Corporate Bond Fund

Average Annual Total Returns As of 8/31/13, including maximum applicable sales charges
Class A Shares
Inception (9/23/71)	7.22%
10 Years	4.94
5 Years	6.33
1 Year	-5.26

Class B Shares
Inception (9/28/92)	5.53%
10 Years	4.89
5 Years	6.77
1 Year	-5.79

Class C Shares
Inception (8/30/93)	4.75%
10 Years	4.66
5 Years	6.54
1 Year	-2.68

Class R Shares
10 Years	5.15%
5 Years	7.02
1 Year	-1.29

Class Y Shares
Inception (8/12/05)	5.49%
5 Years	7.55
1 Year	-0.79

Class R5 Shares
10 Years	5.54%
5 Years	7.56
1 Year	-0.62

Class R6 Shares
10 Years	5.45%
5 Years	7.37
1 Year	-0.51

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Corporate Bond Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Corporate Bond Fund (renamed Invesco Corporate Bond Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Corporate Bond Fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R shares incepted on June 6, 2011. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class

Average Annual Total Returns
As of 6/30/13, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (9/23/71)	7.26%
10 Years	4.76
5 Years	6.33
1 Year	-2.05

Class B Shares
Inception (9/28/92)	5.60%
10 Years	4.70
5 Years	6.72
1 Year	-2.79

Class C Shares
Inception (8/30/93)	4.81%
10 Years	4.47
5 Years	6.54
1 Year	0.48

Class R Shares
10 Years	4.95%
5 Years	7.00
1 Year	1.85

Class Y Shares
Inception (8/12/05)	5.63%
5 Years	7.53
1 Year	2.37

Class R5 Shares
10 Years	5.35%
5 Years	7.56
1 Year	2.69

Class R6 Shares
10 Years	5.26%
5 Years	7.37
1 Year	2.73

A share performance reflects any applicable fee waivers or expense reimbursements.

Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.89%, 0.89%, 1.64%, 1.14%, 0.64%, 0.47% and 0.47%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco Corporate Bond Fund

Letters to Shareholders

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reason- ableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

Enclosed in this semiannual report, you’ll find performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Our website, invesco.com/us, provides fund-specific as well as more general information from many of Invesco’s investment professionals. You’ll find in-depth articles, video clips and audio commentaries – and, of course, you also can access information about your Invesco account whenever it’s convenient for you.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing, and it guides the way we:

■ Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■ Provide choices – We offer multiple investment strategies, allowing you and your financial adviser to build a portfolio that’s. purpose-built for your needs.

■ Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Corporate Bond Fund

Schedule of Investments(a)

August 31, 2013

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–92.27%
Advertising–0.57%
Omnicom Group Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 05/01/22	$1,070,000	$1,032,224
WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	3,830,000	4,095,217
		5,127,441

Aerospace & Defense–0.36%
B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	1,050,000	1,044,750
Bombardier Inc. (Canada), Sr. Unsec. Notes, 5.75%, 03/15/22(b)	30,000	29,325
6.13%, 01/15/23(b)	121,000	118,883
7.75%, 03/15/20(b)	520,000	577,200
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/21(b)	265,000	249,762
GenCorp Inc., Sr. Sec. Gtd. Notes, 7.13%, 03/15/21(b)	551,000	581,305
Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/18	120,000	130,050
Kratos Defense & Security Solutions Inc., Sr. Sec. Gtd. Global Notes, 10.00%, 06/01/17	322,000	349,370
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	175,000	170,625
		3,251,270

Agricultural Products–0.19%
Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	1,495,000	1,702,144

Airlines–2.55%
Air Canada Pass Through Trust (Canada), Series 2013-1, Class B, Sec. Pass Through Ctfs., 5.38%, 05/15/21(b)	120,000	116,400
America West Airlines Pass Through Trust, Series 2001-1, Class G, Sr. Sec. Pass Through Ctfs., 7.10%, 04/02/21	1,151,468	1,224,154
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	2,961,315	3,064,961
Series 2013-2, Class A, Sr. Sec. Pass Through Ctfs., 4.95%, 01/15/23(b)	1,465,000	1,461,338
British Airways PLC (United Kingdom), Sec. Pass Through Ctfs., 5.63%, 06/20/20(b)	145,000	148,031

	Principal Amount	Value
Airlines–(continued)
Continental Airlines Pass Through Trust, Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	$85,649	$87,202
Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	2,243,859	2,563,609
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	83,477	91,460
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	1,905,897	1,943,419
Series 2012-3, Class C, Sec. Pass Through Ctfs., 6.13%, 04/29/18	640,000	650,400
Delta Air Lines Pass Through Trust, Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	449,961	523,642
Series 2010-2, Class A, Sr. Sec. Pass Through Ctfs., 4.95%, 05/23/19	2,045,077	2,190,788
Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 4.75%, 05/07/20	2,478,231	2,628,473
Hawaiian Airlines, Series 2013-1, Class A, Sr. Sec. Gtd. Pass Through Ctfs., 3.90%, 01/15/26	3,510,000	3,235,781
Series 2013-1, Class B, Sr. Sec. Gtd. Pass Through Ctfs., 4.95%, 01/15/22	1,715,000	1,594,950
United Airlines Pass Through Trust, Series 2013-1, Class A, Sr. Sec. Pass Through Ctfs., 4.30%, 02/15/27	1,125,000	1,104,609
United Continental Holdings Inc., Sr. Unsec. Gtd. Notes, 6.38%, 06/01/18	250,000	253,125
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	144,595	142,606
		23,024,948

Alternative Carriers–0.18%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	205,000	224,988
Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	255,000	292,612
Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/01/20	635,000	642,937
8.13%, 07/01/19	115,000	121,613
8.63%, 07/15/20	140,000	150,150
9.38%, 04/01/19	185,000	202,575
		1,634,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Corporate Bond Fund

	Principal Amount	Value
Apparel Retail–0.22%
L Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	$1,575,000	$1,584,844
8.50%, 06/15/19	250,000	298,125
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	75,000	79,875
		1,962,844

Apparel, Accessories & Luxury Goods–0.23%
Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	845,000	866,125
Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	50,000	53,500
7.63%, 05/15/20	945,000	1,020,600
PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	60,000	56,025
William Carter Co. (The), Sr. Unsec. Gtd. Notes, 5.25%, 08/15/21(b)	60,000	60,450
		2,056,700

Application Software–0.03%
Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	280,000	268,100

Asset Management & Custody Banks–1.12%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	385,000	382,113
Bank of New York Mellon (The), Series D, Jr. Unsec. Sub. Global Notes, 4.50%(c)	3,490,000	3,123,550
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.25%, 08/15/42(b)	2,065,000	2,160,795
Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/43(b)	2,525,000	2,341,054
Prospect Capital Corp., Sr. Unsec. Global Notes, 5.88%, 03/15/23	2,245,000	2,138,269
		10,145,781

Auto Parts & Equipment–0.13%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	430,000	457,950
American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 6.25%, 03/15/21	175,000	178,937
6.63%, 10/15/22	135,000	138,713
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	200,000	197,000
Schaeffler Holding Finance BV (Germany), Sr. Sec. Gtd. PIK Notes, 6.88%, 08/15/18(b)	200,000	209,296
		1,181,896

Automobile Manufacturers–1.90%
Chrysler Group LLC/CG Co-Issuer Inc., Sr. Sec. Gtd. Global Notes, 8.00%, 06/15/19	400,000	436,000

	Principal Amount	Value
Automobile Manufacturers–(continued)
Ford Motor Co., Sr. Unsec. Global Notes, 4.75%, 01/15/43	$3,500,000	$3,095,222
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 4.38%, 08/06/23	3,020,000	2,948,301
Sr. Unsec. Notes, 3.00%, 06/12/17	3,450,000	3,478,846
4.25%, 09/20/22	5,100,000	4,964,898
Hyundai Capital America (South Korea), Sr. Unsec. Notes, 2.88%, 08/09/18(b)	2,215,000	2,194,434
		17,117,701

Automotive–0.04%
Gestamp Funding Luxembourg S.A. (Luxembourg), Sr. Sec Gtd. Notes, 5.63%, 05/31/20(b)	200,000	194,000
Schaeffler AG (Germany), 4.75%, 05/15/21(b)	200,000	189,699
		383,699

Automotive Retail–0.52%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	4,475,000	4,695,373

Biotechnology–0.37%
Celgene Corp., Sr. Unsec. Global Notes, 5.25%, 08/15/43	3,410,000	3,382,788

Broadcasting–1.33%
Clear Channel Worldwide Holdings Inc., Series A, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	80,000	79,600
Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	195,000	195,487
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	500,000	503,750
COX Communications Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	406,000	429,814
Sr. Unsec. Notes, 4.50%, 06/30/43(b)	2,560,000	2,025,377
8.38%, 03/01/39(b)	2,185,000	2,610,166
9.38%, 01/15/19(b)	1,860,000	2,371,058
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 4.88%, 04/01/43	3,535,000	3,265,653
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	450,000	452,250
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	35,000	34,409
		11,967,564

Building Products–0.54%
Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	720,000	716,400
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	615,000	622,687

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Corporate Bond Fund

	Principal Amount	Value
Building Products–(continued)
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	$740,000	$804,750
10.00%, 12/01/18	190,000	209,000
Owens Corning Inc., Sr. Unsec. Gtd. Global Notes, 4.20%, 12/15/22	1,765,000	1,706,446
USG Corp., Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	320,000	353,600
Sr. Unsec. Notes, 9.75%, 01/15/18	375,000	434,063
		4,846,946

Business Equipment & Services–0.05%
First Data Corp., Sr. Sec. Gtd. Notes, 6.75%, 11/01/20(b)	471,000	481,598

Cable & Satellite–4.35%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	215,000	204,788
Comcast Corp., Sr. Unsec. Gtd. Global Bonds, 6.40%, 05/15/38	1,100,000	1,302,378
Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	3,820,000	3,634,094
5.70%, 05/15/18	2,005,000	2,324,136
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	1,885,000	2,247,925
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 2.40%, 03/15/17	1,235,000	1,225,517
5.15%, 03/15/42	4,600,000	3,955,689
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/23	375,000	348,750
5.13%, 05/01/20	1,540,000	1,497,650
5.88%, 07/15/22	250,000	245,938
Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	205,000	216,788
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	95,000	102,600
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	755,000	809,737
7.50%, 04/01/21	350,000	379,750
Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	275,000	283,937
NBC Universal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/20	1,050,000	1,182,939
5.95%, 04/01/41	4,585,000	5,185,645
Ono Finance II PLC (Spain), Sr. Unsec. Gtd. Notes, 10.88%, 07/15/19(b)	300,000	310,500
Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	3,365,000	3,757,691
Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	1,442,000	1,458,201

	Principal Amount	Value
Cable & Satellite–(continued)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	$355,000	$383,578
ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	430,000	452,575
Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.38%, 04/15/23(b)	400,000	399,000
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 5.25%, 01/15/21	1,885,000	1,883,576
6.50%, 01/15/18	5,230,000	5,499,189
		39,292,571

Casinos & Gaming–0.56%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	530,000	571,075
9.13%, 12/01/18	75,000	82,125
Caesars Entertainment Operating Co. Inc., Sr. Sec. Gtd. Global Notes, 9.00%, 02/15/20	345,000	332,925
9.00%, 02/15/20	100,000	96,500
CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. Global PIK Notes, 10.75%, 01/15/17	311,884	338,004
Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)	40,000	20,600
MCE Finance Ltd. (China), Sr. Unsec. Gtd. Notes, 5.00%, 02/15/21(b)	400,000	371,000
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	940,000	958,800
6.75%, 10/01/20	186,000	191,580
Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	500,000	535,000
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	285,000	307,088
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	336,000	358,680
Snoqualmie Entertainment Authority, Sr. Sec. Notes, 9.13%, 02/01/15(b)	266,000	266,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes, 5.38%, 03/15/22	660,000	647,212
		5,076,589

Catalog Retail–0.44%
QVC Inc., Sr. Sec. Gtd. Global Notes, 4.38%, 03/15/23	4,225,000	3,934,504

Coal & Consumable Fuels–0.15%
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	705,000	749,062

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Corporate Bond Fund

	Principal Amount	Value
Coal & Consumable Fuels–(continued)
Peabody Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/18	$329,000	$328,178
Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	305,000	304,238
		1,381,478

Communications Equipment–0.09%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	530,000	485,613
9.00%, 04/01/19(b)	301,000	288,960
		774,573

Computer & Electronics Retail–0.06%
Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	500,000	525,625

Computer Storage & Peripherals–0.11%
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	450,000	488,250
Sr. Unsec. Gtd. Notes, 4.75%, 06/01/23(b)	500,000	462,500
		950,750

Construction & Engineering–0.39%
Abengoa Finance S.A.U. (Spain), Sr. Unsec. Gtd. Notes, 8.88%, 11/01/17(b)	190,000	177,797
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	500,000	528,750
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	640,000	668,800
URS Corp., Sr. Unsec. Gtd. Notes, 5.50%, 04/01/22(b)	2,070,000	2,112,382
		3,487,729

Construction & Farm Machinery & Heavy Trucks–0.18%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	110,000	126,775
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	305,000	305,762
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	235,000	233,237
Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	200,000	222,500
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	425,000	425,000
Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	80,000	80,800
Sr. Unsec. Gtd. Notes, 6.50%, 04/01/20	30,000	31,275
Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	149,000	158,313
		1,583,662

	Principal Amount	Value
Construction Materials–0.12%
Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Notes, 9.50%, 12/14/16(b)	$189,000	$200,691
Cemex S.A.B de C.V. (Mexico), Sr. Sec. Gtd. Notes, 5.88%, 03/25/19(b)	200,000	191,741
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	650,000	713,375
		1,105,807

Consumer Finance–1.05%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	1,050,000	1,186,500
8.00%, 03/15/20	240,000	277,800
Capital One Financial Corp., Sr. Unsec. Global Notes, 1.00%, 11/06/15	2,000,000	1,986,356
SLM Corp., Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	3,290,000	3,515,721
Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	2,475,000	2,475,284
		9,441,661

Containers & Glass Products–0.02%
Reynolds Group Holdings Inc., Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	175,000	174,125

Data Processing & Outsourced Services–0.40%
Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	1,460,000	1,427,771
CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	630,000	675,675
First Data Corp., Sec. Gtd. Notes, 8.25%, 01/15/21(b)	1,040,000	1,068,600
Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	215,000	223,600
Sr. Unsec. Gtd. Sub. Notes, 11.75%, 08/15/21(b)	110,000	103,400
WEX Inc., Sr. Unsec. Gtd. Notes, 4.75%, 02/01/23(b)	150,000	136,875
		3,635,921

Distillers & Vintners–0.29%
CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Global Notes, 8.00%, 04/30/18(d)	199,320	181,189
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	320,000	365,600
Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	1,990,000	2,104,425
		2,651,214

Diversified Banks–5.64%
Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(b)	1,350,000	1,383,350
Banco Bradesco S.A. (Brazil), Sr. Unsec. Notes, 4.10%, 03/23/15(b)	460,000	473,462

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Corporate Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19	$1,625,000	$1,928,394
Unsec. Sub. Global Notes, 5.14%, 10/14/20	765,000	793,692
Unsec. Sub. Notes, 6.05%, 12/04/17(b)	1,210,000	1,333,102
BBVA U.S. Senior S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.25%, 05/16/14	3,200,000	3,226,004
Hana Bank (South Korea), Sr. Unsec. Notes, 4.25%, 06/14/17(b)	1,500,000	1,577,212
4.50%, 10/30/15(b)	4,015,000	4,251,576
HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 4.13%, 08/12/20(b)	3,245,000	3,373,655
HSBC Finance Corp., Unsec. Sub. Global Notes, 6.68%, 01/15/21	1,982,000	2,275,892
HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	2,070,000	2,086,207
ICICI Bank Ltd. (India), Sr. Unsec. Notes, 4.75%, 11/25/16(b)	1,650,000	1,667,052
ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.75%, 03/07/17(b)	1,425,000	1,477,024
Unsec. Sub. Notes, 5.13%, 05/01/15(b)	1,540,000	1,584,853
Lloyds TSB Bank PLC (United Kingdom), Unsec. Gtd. Sub. Medium-Term Notes, 6.50%, 09/14/20(b)	4,780,000	5,180,732
PNC Bank, N.A., Unsec. Sub. Global Notes, 3.80%, 07/25/23	2,045,000	1,979,863
Rabobank Nederland (Netherlands), Jr. Unsec. Sub. Notes, 11.00%(b)(c)	760,000	982,133
RBS Capital Trust II (United Kingdom), Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%(c)	95,000	80,038
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec. Global Notes, 6.40%, 10/21/19	380,000	426,859
Unsec. Sub. Notes, 6.13%, 12/15/22	235,000	226,022
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(b)	3,000,000	2,994,886
Societe Generale S.A. (France), Sr. Unsec. Medium-Term Notes, 5.20%, 04/15/21(b)	2,840,000	3,029,646
Sr. Unsec. Notes, 2.50%, 01/15/14(b)	775,000	777,214
Standard Chartered PLC (Hong Kong), Sr. Unsec. Notes, 3.85%, 04/27/15(b)	610,000	635,728
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/17(b)	1,405,000	1,292,593

	Principal Amount	Value
Diversified Banks–(continued)
U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	$1,400,000	$1,459,833
VTB Bank OJSC Via VTB Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes, 6.32%, 02/22/18(b)	2,470,000	2,590,760
6.55%, 10/13/20(b)	1,760,000	1,814,197
		50,901,979

Diversified Capital Markets–1.01%
Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/23(b)	6,785,000	6,825,710
UBS AG (Switzerland), Sr. Unsec. Global Bank Notes, 5.88%, 12/20/17	1,973,000	2,272,322
		9,098,032

Diversified Chemicals–0.39%
Dow Chemical Co. (The), Sr. Unsec. Global Notes, 3.00%, 11/15/22	3,790,000	3,485,965
Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(b)	50,000	47,500
		3,533,465

Diversified Metals & Mining–2.13%
BHP Billition Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 6.50%, 04/01/19	5,000,000	5,933,324
FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	185,000	183,612
8.25%, 11/01/19(b)	580,000	617,700
Freeport-McMoran Copper & Gold Inc., Sr. Unsec. Notes, 3.88%, 03/15/23(b)	3,550,000	3,174,485
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	1,000,000	1,219,317
Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.50%, 03/22/22	3,350,000	3,179,195
Southern Copper Corp., Sr. Unsec. Global Notes, 5.25%, 11/08/42	3,195,000	2,486,054
5.38%, 04/16/20	885,000	929,170
Vedanta Resources PLC (India), Sr. Unsec. Notes, 6.00%, 01/31/19(b)	300,000	271,688
9.50%, 07/18/18(b)	200,000	208,752
Walter Energy Inc., Sr. Unsec. Gtd. Notes, 8.50%, 04/15/21(b)	142,000	112,890
9.88%, 12/15/20(b)	120,000	101,100
Xstrata Finance Canada Ltd. (Canada), Sr. Unsec. Gtd. Notes, 5.55%, 10/25/42(b)	1,010,000	845,149
		19,262,436

Diversified REIT’s–0.24%
Qatari Diar Finance Co. (Qatar), Sr. Unsec. Gtd. Notes, 5.00%, 07/21/20(b)	2,000,000	2,165,815

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Corporate Bond Fund

	Principal Amount	Value
Drug Retail–0.69%
CVS Pass Through Trust, Sr. Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	$3,491,988	$3,833,542
Sr. Sec. Mortgage Pass Through Ctfs., 5.77%, 01/10/33(b)	2,277,148	2,438,265
		6,271,807

Electric Utilities–1.12%
Entergy Gulf States Louisiana LLC, Sec. First Mortgage Bonds, 5.59%, 10/01/24	2,425,000	2,708,774
LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(e)	250,000	0
Mississippi Power Co., Series 12, Class A, Sr. Unsec. Notes, 4.25%, 03/15/42	1,599,000	1,414,865
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	3,590,000	4,021,271
System Energy Resources Inc., Sec. First Mortgage Bonds, 4.10%, 04/01/23	1,950,000	1,926,629
		10,071,539

Electrical Components & Equipment–0.02%
Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	205,000	199,875

Electronic Components–0.25%
Corning, Inc., Sr. Unsec. Notes, 4.75%, 03/15/42	2,330,000	2,293,089

Electronic Manufacturing Services–0.05%
Sanmina Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	435,000	457,838

Environmental & Facilities Services–0.01%
Clean Harbors Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 06/01/21	110,000	107,525

Forest Products–0.03%
Boise Cascade Co., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/01/20	145,000	150,437
Sr. Unsec. Gtd. Notes, 6.38%, 11/01/20(b)	81,000	84,038
		234,475

Gas Utilities–0.17%
AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	280,000	296,800
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	465,000	467,325
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 7.38%, 08/01/21	140,000	148,050
Sr. Unsec. Notes, 7.38%, 03/15/20	625,000	667,187
		1,579,362

	Principal Amount	Value
General Merchandise Stores–0.53%
Dollar General Corp., Sr. Unsec. Global Notes, 1.88%, 04/15/18	$2,920,000	$2,808,889
3.25%, 04/15/23	2,150,000	1,957,306
		4,766,195

Gold–1.21%
Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	3,000,000	2,553,143
Eldorado Gold Corp. (Canada), Sr. Unsec. Notes, 6.13%, 12/15/20(b)	200,000	192,000
Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	5,645,000	4,494,568
Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/41	2,860,000	2,473,391
Newcrest Finance Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 11/15/41(b)	1,545,000	1,192,244
		10,905,346

Health Care Equipment–0.47%
Biomet Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 08/01/20	75,000	77,250
Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 10/01/20	240,000	240,600
Boston Scientific Corp., Sr. Unsec. Global Notes, 4.13%, 10/01/23	3,369,000	3,303,776
DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	35,000	34,606
Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	330,000	334,125
Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	205,000	214,225
		4,204,582

Health Care Facilities–0.17%
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	445,000	448,338
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	170,000	176,375
Sr. Unsec. Gtd. Global Notes, 5.88%, 05/01/23	450,000	442,125
Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 4.75%, 06/01/20	25,000	23,781
Sr. Unsec. Global Notes, 8.00%, 08/01/20	455,000	474,337
		1,564,956

Health Care Services–0.11%
Orlando Lutheran Towers Inc., Unsec. Bonds, 8.00%, 07/01/17	775,000	760,571
Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	260,000	273,650
		1,034,221

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Corporate Bond Fund

	Principal Amount	Value
Home Improvement Retail–0.04%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	$350,000	$377,125

Homebuilding–0.96%
DR Horton Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 02/15/23	2,000,000	1,830,000
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	305,000	324,062
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	305,000	332,069
Sr. Unsec. Gtd. Notes, 5.00%, 11/15/22(b)	278,000	256,107
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	330,000	353,925
MDC Holdings Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	5,335,000	4,756,078
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	210,000	226,800
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	250,000	232,188
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	247,000	271,700
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	95,000	96,663
		8,679,592

Hotels, Resorts & Cruise Lines–0.16%
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 5.25%, 11/15/22	1,110,000	1,087,800
7.50%, 10/15/27	305,000	330,925
		1,418,725

Household Products–0.03%
Central Garden & Pet Co., Sr. Unsec. Gtd. Sub. Notes, 8.25%, 03/01/18	90,000	87,188
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Sr. Sec. Gtd. Global Notes, 7.13%, 04/15/19	170,000	181,687
		268,875

Housewares & Specialties–0.02%
American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	205,000	201,413

Independent Power Producers & Energy Traders–0.07%
AES Corp. (The), Sr. Unsec. Global Notes, 7.38%, 07/01/21	240,000	263,400
Sr. Unsec. Global Notes, 8.00%, 10/15/17	46,000	53,188
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 03/15/23	75,000	74,813
7.63%, 01/15/18	145,000	161,312
Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	58,225	59,961
		612,674

	Principal Amount	Value
Industrial Conglomerates–2.46%
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 5.50%, 01/08/20	$1,105,000	$1,242,127
Class C, Jr. Unsec. Sub. Global Notes, 5.25%(c)	4,300,000	3,983,950
Series G, Sr. Unsec. Medium-Term Global Notes, 6.00%, 08/07/19	5,425,000	6,241,818
Hutchison Whampoa International Ltd. (Hong Kong), Sr. Unsec. Gtd. Notes, 4.63%, 09/11/15(b)	2,465,000	2,623,465
5.75%, 09/11/19(b)	1,180,000	1,322,746
7.63%, 04/09/19(b)	1,840,000	2,227,462
Unsec. Gtd. Sub. Notes, 6.00%(b)(c)	4,330,000	4,568,150
		22,209,718

Industrial Machinery–0.42%
Actuant Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/15/22	150,000	151,125
Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 3.15%, 09/15/22	2,570,000	2,335,187
5.00%, 05/15/21	1,255,000	1,318,969
		3,805,281

Industrial REIT’s–0.25%
ProLogis L.P., Sr. Unsec. Gtd. Global Notes, 4.25%, 08/15/23	2,339,000	2,299,215

Insurance Brokers–0.18%
Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 9.25%, 04/15/19	1,255,000	1,621,215

Integrated Oil & Gas–1.02%
Chevron Corp., Sr. Unsec. Global Notes, 3.19%, 06/24/23	5,000	4,861
Gazprom OAO Via Gaz Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes, 6.51%, 03/07/22(b)	1,010,000	1,050,400
Lukoil International Finance B.V. (Russia), Sr. Unsec. Gtd. Notes, 6.13%, 11/09/20(b)	4,610,000	4,832,858
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.40%, 08/12/23	3,369,000	3,318,209
		9,206,328

Integrated Telecommunication Services–2.55%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	206,000	284,965
AT&T Inc., Sr. Unsec. Global Notes, 0.80%, 12/01/15	1,500,000	1,495,855
1.70%, 06/01/17	2,340,000	2,323,227
2.95%, 05/15/16	1,555,000	1,624,374
Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	1,735,000	2,430,196
Sr. Unsec. Gtd. Notes, 6.75%, 08/20/18	905,000	1,080,393

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Corporate Bond Fund

	Principal Amount	Value
Integrated Telecommunication Services–(continued)
Qtel International Finance Ltd. (Qatar), Sr. Unsec. Gtd. Notes, 3.25%, 02/21/23(b)	$3,650,000	$3,285,640
3.38%, 10/14/16(b)	1,685,000	1,754,133
4.75%, 02/16/21(b)	550,000	573,936
Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	3,555,000	3,630,171
Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 5.50%, 10/23/20(b)	2,298,000	2,047,042
Verizon Communications, Inc., Sr. Unsec. Global Notes, 4.75%, 11/01/41	380,000	347,353
6.40%, 02/15/38	1,915,000	2,141,473
		23,018,758

Internet Software & Services–0.61%
Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/17	2,875,000	2,802,251
Bankrate Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/18(b)	115,000	114,713
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	370,000	374,625
Equinix Inc., Sr. Unsec. Notes, 5.38%, 04/01/23	265,000	253,737
7.00%, 07/15/21	1,770,000	1,902,750
VeriSign Inc., Sr. Unsec. Gtd. Notes, 4.63%, 05/01/23(b)	105,000	98,044
		5,546,120

Investment Banking & Brokerage–5.11%
Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00%(c)	4,840,000	5,251,400
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 3.63%, 01/22/23	5,385,000	5,060,369
5.25%, 07/27/21	2,325,000	2,484,047
5.75%, 01/24/22	3,600,000	3,958,400
Unsec. Sub. Global Notes, 6.75%, 10/01/37	4,675,000	4,840,672
Macquarie Bank Ltd. (Australia), Sr. Unsec. Notes, 5.00%, 02/22/17(b)	390,000	420,105
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	5,580,000	5,865,932
7.30%, 08/01/14(b)	1,565,000	1,647,037
7.63%, 08/13/19(b)	1,860,000	2,143,952
Morgan Stanley, Sr. Unsec. Global Notes, 3.80%, 04/29/16	2,240,000	2,346,424
Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/24/15	3,990,000	4,172,502
Unsec. Sub. Medium-Term Notes, 4.10%, 05/22/23	5,210,000	4,783,875
Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	1,345,000	1,481,556

	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	$1,565,000	$1,648,357
		46,104,628

Leisure Facilities–0.03%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	175,000	167,125
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	110,000	116,875
		284,000

Life & Health Insurance–3.18%
MetLife Inc., Jr. Unsec. Sub. Global Notes, 10.75%, 08/01/39	2,935,000	4,373,150
Sr. Unsec. Global Notes, 4.13%, 08/13/42	2,400,000	2,126,378
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	6,960,000	7,450,545
Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(b)	4,250,000	4,726,808
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	1,690,000	2,040,675
Sr. Unsec. Medium-Term Notes, 7.38%, 06/15/19	1,270,000	1,561,956
Series C, Sr. Unsec. Medium-Term Notes, 5.40%, 06/13/35	1,500,000	1,546,020
Series D, Sr. Unsec. Disc. Medium-Term Notes, 4.75%, 09/17/15	2,940,000	3,163,525
Sr. Unsec. Medium-Term Notes, 6.63%, 12/01/37	1,420,000	1,705,060
		28,694,117

Managed Health Care–0.67%
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	1,860,000	1,974,121
Humana Inc., Sr. Unsec. Global Notes, 4.63%, 12/01/42	1,755,000	1,562,376
Wellpoint Inc., Sr. Unsec. Global Notes, 1.25%, 09/10/15	2,500,000	2,517,679
		6,054,176

Marine–0.01%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	110,000	114,675

Movies & Entertainment–1.23%
Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 12/15/22	306,000	287,640
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	310,000	320,850
Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	590,000	616,550

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Corporate Bond Fund

	Principal Amount	Value
Movies & Entertainment–(continued)
Outerwall Inc., Sr. Unsec. Gtd. Notes, 6.00%, 03/15/19(b)	$345,000	$345,862
Time Warner, Inc., Sr. Unsec. Gtd. Deb., 6.50%, 11/15/36	225,000	251,311
Viacom Inc., Sr. Unsec. Global Notes, 4.25%, 09/01/23	4,790,000	4,730,971
5.85%, 09/01/43	4,500,000	4,561,714
		11,114,898

Multi-Line Insurance–2.27%
American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	6,485,000	8,343,658
American International Group Inc., Sr. Unsec. Global Notes, 8.25%, 08/15/18	1,295,000	1,603,600
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	90,000	91,917
Genworth Holdings Inc., Sr. Unsec. Gtd. Global Notes, 4.90%, 08/15/23	2,345,000	2,317,035
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	173,000	197,220
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	510,000	578,850
Sr. Unsec. Gtd. Notes, 4.25%, 06/15/23(b)	3,200,000	3,088,383
Trinity Acquisition PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 6.13%, 08/15/43	4,338,000	4,240,376
		20,461,039

Multi-Sector Holdings–0.26%
Burlington Northern Santa Fe, LLC, Sr. Unsec. Notes, 3.85%, 09/01/23	2,385,000	2,366,705

Multi-Utilities–0.31%
Abu Dhabi National Energy Co. (United Arab Emirates), Sr. Unsec. Notes, 4.13%, 03/13/17(b)	2,700,000	2,842,316

Office REIT’s–0.50%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	4,290,000	4,508,665

Office Services & Supplies–0.85%
Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	20,000	21,475
Steelcase, Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	6,970,000	7,662,309
		7,683,784

Oil & Gas Drilling–0.08%
Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	80,000	85,900
Parker Drilling Co., Sr. Unsec. Gtd. Notes, 7.50%, 08/01/20(b)	195,000	193,538

	Principal Amount	Value
Oil & Gas Drilling–(continued)
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	$440,000	$463,100
		742,538

Oil & Gas Equipment & Services–0.35%
Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	1,890,000	1,970,325
Calfrac Holdings L.P. (Canada), Sr. Unsec. Gtd. Notes, 7.50%, 12/01/20(b)	575,000	582,187
Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/21(b)	105,000	101,719
Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	445,000	452,788
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	62,000	61,535
		3,168,554

Oil & Gas Exploration & Production–2.89%
Apache Corp., Sr. Unsec. Global Notes, 4.75%, 04/15/43	2,575,000	2,467,111
Berry Petroleum Co., Sr. Unsec. Notes, 6.38%, 09/15/22	140,000	140,000
6.75%, 11/01/20	183,000	188,490
Bonanza Creek Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/21	431,000	440,697
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/22	270,000	274,050
8.25%, 09/01/21	385,000	405,212
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	130,000	141,375
Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	475,000	511,219
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	555,000	566,100
Empresa Nacional del Petroleo (Chile), Sr. Unsec. Notes, 5.25%, 08/10/20(b)	1,380,000	1,365,556
Encana Corp. (Canada), Sr. Unsec. Global Notes, 6.50%, 02/01/38	3,450,000	3,795,116
Endeavor Energy Resources, L.P./EER Finance, Inc., Sr. Unsec. Notes, 7.00%, 08/15/21(b)	405,000	400,950
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	296,000	297,480
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	365,000	359,525
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/21	513,000	515,565
Kodiak Oil & Gas Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/01/22(b)	77,000	76,615
Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	35,000	37,275
Legacy Reserves L.P./Legacy Reserves Finance Corp., Sr. Unsec. Gtd. Notes, 6.63%, 12/01/21(b)	110,000	105,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Corporate Bond Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
MEG Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.38%, 01/30/23(b)	$249,000	$249,623
6.50%, 03/15/21(b)	25,000	25,625
Memorial Production Partners L.P./Memorial Production Finance Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/01/21	460,000	446,200
Pemex Project Funding Master Trust (Mexico), Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	3,145,000	3,228,984
Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 3.50%, 02/06/17	3,070,000	3,067,232
5.75%, 01/20/20	1,800,000	1,834,877
6.88%, 01/20/40	195,000	184,833
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	3,125,000	3,302,860
QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	120,000	113,400
Sr. Unsec. Notes, 5.38%, 10/01/22	245,000	236,425
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	50,000	49,063
SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	562,000	562,000
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	210,000	222,600
6.50%, 01/01/23	85,000	88,825
6.63%, 02/15/19	175,000	183,313
WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	170,000	170,850
		26,054,646

Oil & Gas Refining & Marketing–0.35%
CVR Refining LLC/Coffeyville Finance Inc., Sec. Gtd. Notes, 6.50%, 11/01/22(b)	607,000	587,272
Petronas Capital Ltd. (Malaysia), Sr. Unsec. Gtd. Notes, 5.25%, 08/12/19(b)	895,000	962,060
Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp., Sec. Gtd. Notes, 6.50%, 04/15/21(b)	15,000	14,775
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	110,000	122,375
Valero Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/37	1,325,000	1,442,675
		3,129,157

Oil & Gas Storage & Transportation–3.01%
Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	435,000	448,050
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 08/01/23(b)	90,000	84,825
6.63%, 10/01/20(b)	290,000	292,900

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Crosstex Energy L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 06/01/22	$260,000	$268,450
Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 06/01/19	329,000	331,467
El Paso Pipeline Partners Operating Co. LLC, Sr. Unsec. Gtd. Notes, 4.70%, 11/01/42	1,530,000	1,352,487
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	290,000	316,825
Energy Transfer Partners L.P., Sr. Unsec. Global Notes, 6.05%, 06/01/41	2,685,000	2,734,540
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	3,980,000	4,624,798
Inergy Midstream L.P./NRGM Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 12/15/20(b)	349,000	348,127
Kinder Morgan Energy Partners, L.P., Sr. Unsec. Notes, 4.15%, 02/01/24	3,326,000	3,283,484
5.00%, 03/01/43	10,883,000	10,178,878
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	130,000	128,375
6.50%, 08/15/21	289,000	308,869
Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp. II, Sr. Unsec. Gtd. Notes, 6.50%, 05/15/21(b)	180,000	170,100
Sabine Pass Liquefaction LLC, Sr. Sec. Notes, 5.63%, 02/01/21(b)	175,000	167,125
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Global Notes, 8.00%, 10/01/19	1,000,000	1,205,380
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/01/22	56,000	58,240
6.88%, 02/01/21	465,000	495,225
Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	185,000	200,725
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 10/01/20(b)	110,000	110,275
6.13%, 10/15/21(b)	95,000	95,238
		27,204,383

Other Diversified Financial Services–6.24%
Bank of America Corp., Sr. Unsec. Global Notes, 4.10%, 07/24/23	1,830,000	1,795,437
6.50%, 08/01/16	1,860,000	2,097,839
Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	5,000	5,582

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Corporate Bond Fund

	Principal Amount	Value
Other Diversified Financial Services–(continued)
Citigroup Inc., Sr. Unsec. Global Notes, 5.88%, 01/30/42	$2,745,000	$3,032,507
8.50%, 05/22/19	2,315,000	2,936,455
Unsec. Sub. Global Notes, 3.50%, 05/15/23	4,270,000	3,855,436
4.05%, 07/30/22	2,515,000	2,416,326
Series A, Jr. Unsec. Sub. Global Notes, 5.95%(c)	3,275,000	3,135,812
Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/20(b)	1,350,000	1,478,983
ING US Inc., Jr. Unsec. Gtd. Sub. Global Notes, 5.65%, 05/15/53	5,995,000	5,515,400
Sr. Unsec. Gtd. Global Notes, 2.90%, 02/15/18	8,315,000	8,295,616
5.50%, 07/15/22	775,000	827,196
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec. Notes, 7.38%, 04/01/20(b)	600,000	600,000
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 5.60%, 07/15/41	1,885,000	2,042,776
Series Q, Jr. Unsec. Sub. Global Notes, 5.15%(c)	3,385,000	3,021,113
Series R, Jr. Unsec. Sub. Global Notes, 6.00%(c)	5,560,000	5,309,800
Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	5,310,000	6,178,581
Unsec. Sub. Global Notes, 7.75%, 05/14/38	2,850,000	3,442,600
Oxford Finance LLC/Oxford Finance Co-Issuer Inc., Sr. Unsec. Notes, 7.25%, 01/15/18(b)	295,000	303,850
		56,291,309

Packaged Foods & Meats–1.88%
Mondelez International Inc., Sr. Unsec. Global Notes, 6.50%, 02/09/40	8,705,000	10,273,956
6.88%, 02/01/38	1,030,000	1,243,701
Sr. Unsec. Notes, 6.88%, 01/26/39	3,795,000	4,591,537
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	440,000	466,400
Sun Merger Sub, Inc., Sr. Unsec. Notes, 5.25%, 08/01/18(b)	82,000	82,410
5.88%, 08/01/21(b)	82,000	82,000
Wells Enterprises Inc., Sr. Sec. Notes, 6.75%, 02/01/20(b)	230,000	238,050
		16,978,054

Paper Packaging–0.19%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	195,000	207,187
Rock-Tenn Co., Sr. Unsec. Gtd. Global Notes, 4.00%, 03/01/23	1,550,000	1,490,280
		1,697,467

	Principal Amount	Value
Paper Products–0.60%
International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/41	$4,330,000	$4,708,210
Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(b)	64,000	61,120
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	365,000	365,912
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	265,000	266,656
		5,401,898

Personal Products–0.65%
Avon Products Inc., Sr. Unsec. Global Notes, 5.00%, 03/15/23	3,530,000	3,518,466
Estee Lauder Cos. Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/15/42	2,575,000	2,227,304
First Quality Finance Co. Inc., Sr. Unsec. Notes, 4.63%, 05/15/21(b)	42,000	38,955
Revlon Consumer Products Corp., Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	51,000	49,088
		5,833,813

Pharmaceuticals–2.31%
AbbVie Inc., Sr. Unsec. Global Notes, 4.40%, 11/06/42	12,131,000	11,295,331
Teva Pharmaceutical Finance IV LLC (Israel), Sr. Unsec. Gtd. Global Notes, 2.25%, 03/18/20	2,880,000	2,703,411
Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes, 6.38%, 10/15/20(b)	500,000	510,000
Sr. Unsec. Notes, 7.50%, 07/15/21(b)	170,000	183,175
VPII Escrow Corp., Sr. Unsec. Notes, 6.75%, 08/15/18(b)	170,000	180,200
Zoetis Inc., Sr. Unsec. Notes, 3.25%, 02/01/23(b)	2,130,000	2,013,215
4.70%, 02/01/43(b)	4,215,000	3,963,655
		20,848,987

Property & Casualty Insurance–2.00%
Allstate Corp. (The), Unsec. Sub. Global Notes, 5.75%, 08/15/53	5,775,000	5,717,250
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	6,330,000	7,690,273
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	1,585,000	1,908,583
XL Group PLC (Ireland), Sr. Unsec. Global Notes, 5.25%, 09/15/14	2,640,000	2,758,609
		18,074,715

Railroads–1.42%
Burlington Northern Santa Fe, LLC, Sr. Unsec. Notes, 5.15%, 09/01/43	6,790,000	6,880,321
CSX Corp., Sr. Unsec. Global Notes, 6.15%, 05/01/37	2,615,000	2,984,469
Sr. Unsec. Notes, 3.70%, 10/30/20	550,000	568,387

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Corporate Bond Fund

	Principal Amount	Value
Railroads–(continued)
Union Pacific Corp., Sr. Unsec. Notes, 4.00%, 02/01/21	$1,870,000	$1,969,997
4.82%, 02/01/44(b)	81,000	81,621
6.25%, 05/01/34	284,000	333,719
		12,818,514

Real Estate Services–0.02%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	155,000	165,075

Regional Banks–2.04%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	1,500,000	1,573,300
Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	3,120,000	3,052,035
Unsec. Sub. Notes, 4.50%, 06/01/18	2,365,000	2,523,330
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	1,300,000	1,492,225
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(b)	3,630,000	4,058,006
PNC Bank N.A., Sub. Notes, 2.70%, 11/01/22	4,295,000	3,872,996
Regions Bank, Unsec. Sub. Global Notes, 6.45%, 06/26/37	250,000	260,648
Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	330,000	354,511
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	170,000	196,775
Unsec. Sub. Global Notes, 5.13%, 06/15/17	635,000	649,287
Zions Bancorp., Series I, Jr. Unsec. Sub. Notes, 5.80%(c)	405,000	357,413
		18,390,526

Research & Consulting Services–0.72%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	285,000	302,812
FTI Consulting, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/22	2,000,000	1,985,000
Novant Health, Inc., Series 2009 A, Unsec. Bonds, 5.85%, 11/01/19	3,750,000	4,220,925
		6,508,737

Residential REIT’s–0.38%
Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/22	3,600,000	3,407,370

Restaurants–0.27%
Brinker International Inc., Sr. Unsec. Global Notes, 3.88%, 05/15/23	2,580,000	2,407,357

Retail REIT’s–1.00%
Realty Income Corp., Sr. Unsec. Notes, 2.00%, 01/31/18	3,965,000	3,845,482
Simon Property Group L.P., Sr. Unsec. Global Notes, 2.75%, 02/01/23	1,040,000	950,159
Sr. Unsec. Notes, 4.75%, 03/15/42	2,555,000	2,442,349

	Principal Amount	Value
Retail REIT’s–(continued)
WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	$1,500,000	$1,784,528
		9,022,518

Semiconductor Equipment–0.09%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	670,000	662,463
Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/18	140,000	147,700
		810,163

Semiconductors–0.07%
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	400,000	402,000
Sr. Unsec. Notes, 5.75%, 03/15/23(b)	200,000	197,500
		599,500

Soft Drinks–0.17%
Fomento Economico Mexicano S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 05/10/43	1,800,000	1,540,082

Sovereign Debt–0.17%
Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 3.63%, 03/15/22	1,250,000	1,216,598
Series A, Sr. Unsec. Medium-Term Global Notes, 6.05%, 01/11/40	310,000	327,825
		1,544,423

Specialized Finance–2.76%
Air Lease Corp., Sr. Unsec. Global Notes, 5.63%, 04/01/17	650,000	698,100
Aircastle Ltd., Sr. Unsec. Global Notes, 6.25%, 12/01/19	40,000	41,900
6.75%, 04/15/17	540,000	573,750
7.63%, 04/15/20	1,325,000	1,474,063
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	1,300,000	1,231,750
5.25%, 03/15/18	435,000	450,225
Sr. Unsec. Notes, 5.50%, 02/15/19(b)	320,000	329,600
International Lease Finance Corp., Sr. Unsec. Global Notes, 4.88%, 04/01/15	2,070,000	2,130,806
5.88%, 04/01/19	3,965,000	4,031,909
5.88%, 08/15/22	420,000	409,763
8.75%, 03/15/17	395,000	446,943
Sr. Unsec. Notes, 8.25%, 12/15/20	1,180,000	1,318,650
Moody’s Corp., Sr. Unsec. Global Notes, 4.88%, 02/15/24	7,463,000	7,379,532
Sr. Unsec. Notes, 5.50%, 09/01/20	1,710,000	1,832,369

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Corporate Bond Fund

	Principal Amount	Value
Specialized Finance–(continued)
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Global Bonds, 10.38%, 11/01/18	$1,870,000	$2,563,974
		24,913,334

Specialized REIT’s–2.13%
American Tower Corp., Sr. Unsec. Global Notes, 3.50%, 01/31/23	2,300,000	2,066,867
4.63%, 04/01/15	2,415,000	2,527,378
Sr. Unsec. Notes, 4.50%, 01/15/18	2,455,000	2,591,111
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	3,965,000	4,470,355
HCP, Inc., Sr. Unsec. Notes, 3.75%, 02/01/16	1,100,000	1,152,908
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	205,000	218,325
RHP Hotel Properties L.P./RHP Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 04/15/21(b)	385,000	359,975
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	3,125,000	3,238,281
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 2.00%, 02/15/18	1,750,000	1,696,916
4.25%, 03/01/22	900,000	899,780
		19,221,896

Specialty Chemicals–0.10%
Chemtura Corp., Sr. Unsec. Gtd. Notes, 5.75%, 07/15/21	173,000	172,135
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	236,000	251,930
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	150,000	144,000
PolyOne Corp., Sr. Unsec. Notes, 5.25%, 03/15/23(b)	380,000	366,700
		934,765

Steel–1.22%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 10.35%, 06/01/19	2,000,000	2,372,257
Sr. Unsec. Global Notes, 5.00%, 02/25/17	900,000	928,613
6.13%, 06/01/18	760,000	785,506
6.75%, 02/25/22	95,000	97,075
7.25%, 03/01/41	905,000	820,492
Commercial Metals Co., Sr. Unsec. Notes, 4.88%, 05/15/23	67,000	60,300
Steel Dynamics Inc., Sr. Unsec. Gtd. Global Notes, 6.13%, 08/15/19	295,000	309,012
6.38%, 08/15/22	700,000	728,000

	Principal Amount	Value
Steel–(continued)
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	$472,000	$492,060
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	170,000	170,850
Sr. Unsec. Notes, 7.00%, 02/01/18	225,000	237,937
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	655,000	653,499
Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	4,000,000	3,351,070
		11,006,671

Technology Distributors–0.01%
Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	50,000	51,875

Telecommunications–0.02%
Wind Telecomunicazioni S.p.A. (Italy), Sr. Sec. Gtd. Notes, 7.25%, 02/15/18(b)	200,000	206,000

Tires & Rubber–0.03%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	185,000	193,325
Goodyear Tire & Rubber Co., Sr. Unsec. Gtd. Notes, 6.50%, 03/01/21	80,000	81,000
		274,325

Tobacco–0.64%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	3,905,000	4,132,654
9.70%, 11/10/18	1,250,000	1,637,794
		5,770,448

Trading Companies & Distributors–0.02%
United Rentals North America Inc., Sr. Sec. Gtd. Global Notes, 5.75%, 07/15/18	25,000	26,813
Sr. Unsec. Global Notes, 8.25%, 02/01/21	135,000	149,512
		176,325

Trucking–0.31%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	250,000	273,438
9.75%, 03/15/20	165,000	189,956
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/19	450,000	482,062
7.38%, 01/15/21	320,000	346,800
Penske Truck Leasing Co. L.P./PTL Finance Corp., Sr. Unsec. Notes, 4.25%, 01/17/23(b)	1,550,000	1,498,319
		2,790,575

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Corporate Bond Fund

	Principal Amount	Value
Wireless Telecommunication Services–2.16%
America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	$1,955,000	$1,538,750
Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/40	2,320,000	2,406,527
Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	810,000	924,412
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	5,750,000	5,987,174
Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(b)	400,000	397,000
7.00%, 02/15/20(b)	200,000	203,000
eAccess Ltd. (Japan), Sr. Unsec. Gtd. Notes, 8.25%, 04/01/18(b)	225,000	248,063
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.25%, 04/01/21(b)	1,250,000	1,253,125
6.63%, 11/15/20	485,000	506,825
6.63%, 04/01/23(b)	250,000	249,375
7.88%, 09/01/18	185,000	201,188
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/43	1,565,000	1,365,904
SBA Communications Corp., Sr. Unsec. Global Notes, 5.63%, 10/01/19	245,000	241,938
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	650,000	589,875
6.90%, 05/01/19	380,000	393,300
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	965,000	904,687
7.00%, 08/15/20	125,000	129,688
11.50%, 11/15/21	80,000	105,200
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	285,000	307,800
9.00%, 11/15/18(b)	215,000	252,625
Vimpel Communications via VIP Finance Ireland Ltd. OSJC (Russia), REGS, Sr. Unsec. Euro Loan Participation Notes, 7.75%, 02/02/21(b)	400,000	414,000
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Notes, 11.75%, 07/15/17(b)	830,000	871,500
		19,491,956
Total U.S. Dollar Denominated Bonds and Notes (Cost $817,492,452)		832,872,412

U.S. Treasury Securities–4.46%
U.S. Treasury Bills–0.17%
0.09%, 05/01/14(f)(g)	125,000	124,942
0.11%, 05/01/14(f)(g)	925,000	924,568
0.08%, 05/01/14(f)(g)	500,000	499,766
		1,549,276

	Principal Amount	Value
U.S. Treasury Notes–3.28%
0.63%, 08/15/16	$780,000	$776,673
1.38%, 07/31/18	10,138,000	10,029,884
2.50%, 08/15/23	19,238,000	18,779,185
		29,585,742

U.S. Treasury Bonds–1.01%
2.88%, 05/15/43	10,805,000	9,142,512
Total U.S. Treasury Securities (Cost $40,136,497)		40,277,530

	Shares
Preferred Stocks–2.36%
Consumer Finance–0.00%
Ally Financial, Inc., Series G, 7.00% Pfd.(b)	36	33,687

Diversified Banks–1.20%
CoBank ACB, Series F, 6.25% Pfd.(b)	55,000	5,622,034
Royal Bank of Scotland Group PLC (The), Series T,(United Kingdom) 7.25% Jr. Sub. Pfd.	16,195	371,514
Wells Fargo & Co., 5.85% Pfd.	200,000	4,832,000
		10,825,548

Investment Banking & Brokerage–0.64%
Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	257,000	5,821,050

Multi-Line Insurance–0.06%
Hartford Financial Services Group Inc. (The), 7.88% Jr. Sub. Pfd.	18,470	514,020

Office REIT’s–0.01%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	2,960	71,839

Regional Banks–0.28%
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	95,000	2,423,450
Zions Bancorp., Series H,, 5.75% Pfd.	7,000	153,510
		2,576,960

Reinsurance–0.15%
Reinsurance Group of America, Inc., 6.20% Sr. Unsec. Sub. Pfd.	56,000	1,347,360

Tires & Rubber–0.02%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.	2,460	144,402
Total Preferred Stocks (Cost $21,888,940)		21,334,866

	Principal Amount
Municipal Obligations–0.52%
Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB, 7.50%, 05/15/17	$485,000	290,913
Series 2007 B, Taxable RB, 9.00%, 05/15/18	535,000	320,904

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Corporate Bond Fund

	Principal Amount		Value
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57		$1,485,000	$1,553,057
Hurricane Catastrophe Fund Finance Corp. Series 2013 A, RB, 3.00%, 07/01/20		2,525,000	2,335,019
Milwaukee (City of), Wisconsin Redevelopment Authority (Academy of Learning and Leadership, Inc.); Series 2007 B, Taxable Redevelopment Education RB, 7.56%, 08/01/16(e)		330,000	98,868
Series 2007 C, Taxable Redevelopment Education RB, 7.56%, 08/01/13(e)		220,000	65,912
Total Municipal Obligations (Cost $5,582,014)			4,664,673

Non-U.S. Dollar Denominated Bonds & Notes–0.51%(h)
Cable & Satellite–0.02%
Nara Cable Funding Ltd., (Spain) Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	EUR	100,000	139,858

Casinos & Gaming–0.10%
Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	100,000	66,817
REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	290,000	193,771
Gala Group Finance PLC, (United Kingdom) REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(b)	GBP	200,000	331,636
Great Canadian Gaming Corp., (Canada) Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	350,000	339,765
			931,989

Construction Materials–0.02%
Obrascon Huarte Lain S.A., (Spain) REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.63%, 03/15/20(b)	EUR	100,000	139,109

Diversified Banks–0.02%
Co-Operative Group Holdings (2011), (United Kingdom) Sr. Unsec. Gtd. Euro Notes, 6.88%, 07/08/20	GBP	145,000	214,033

Food Distributors–0.05%
Bakkavor Finance 2 PLC, (United Kingdom) REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	300,000	486,993

	Principal Amount		Value
Hotels, Resorts & Cruise Lines–0.02%
Thomas Cook Finance PLC, (United Kingdom) Sr. Unsec. Gtd. Notes, 7.75%, 06/15/20(b)	EUR	140,000	$185,232

Independent Power Producers & Energy Traders–0.02%
Infinis PLC, (United Kingdom) Sr. Sec. Notes, 7.00%, 02/15/19(b)	GBP	100,000	161,169

Leisure Facilities–0.05%
Cirsa Funding Luxembourg S.A., (Spain) REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	305,000	411,150

Metal & Glass Containers–0.02%
Greif Luxembourg Finance SCA, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.38%, 07/15/21(b)	EUR	100,000	150,002

Multi-Sector Holdings–0.05%
KM Germany Holdings GmbH, (Germany) Sr. Sec. Gtd. Notes, 8.75%, 12/15/20(b)	EUR	145,000	205,046
Odeon & UCI Finco PLC, (United Kingdom) Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	125,000	200,977
			406,023

Other Diversified Financial Services–0.09%
AG Spring Finance II Ltd., (Spain) Sr. Sec. Notes, 9.50%, 06/01/19(b)	EUR	100,000	131,499
Cabot Financial Luxembourg S.A., (United Kingdom) REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP	210,000	367,744
Lowell Group Financing PLC, (United Kingdom) REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(b)	GBP	200,000	350,232
			849,475

Research & Consulting Services–0.02%
La Financiere Atalian S.A., (France) REGS, Sr. Unsec. Euro Bonds, 7.25%, 01/15/20(b)	EUR	110,000	142,468

Sovereign Debt–0.01%
Takko Luxembourg 2 S.C.A., (Germany) Sr. Sec. Gtd. Notes, 9.88%, 04/15/19(b)	EUR	100,000	125,222

Systems Software–0.01%
TeamSystem Holdings SpA, (Italy) Sr. Sec. Gtd. Bonds, 7.38%, 05/15/20(b)	EUR	100,000	129,847

Wireless Telecommunication Services–0.01%
Mobile Challenger Intermediate Group S.A., (Switzerland) Sr. Sec. PIK Notes, 8.75%, 03/15/19(b)	EUR	100,000	131,830
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $4,756,688)			4,604,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Corporate Bond Fund

	Principal Amount	Value
Asset-Backed Securities–0.26%
Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.63%, 09/26/34(b)(i)	$621,797	$625,295
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.63%, 12/25/34(b)(i)	1,689,733	1,690,750
Total Asset-Backed Securities (Cost $2,068,158)		2,316,045

	Shares
Common Stocks & Other Equity Interests–0.03%
Broadcasting–0.00%
Adelphia Communications Corp.(j)	8,850	6,903
Adelphia Recovery Trust–Series ACC-1(j)	859,558	2,407
		9,310

	Shares	Value
Integrated Telecommunication Services–0.02%
Largo Ltd.–Class A (Luxembourg)(k)	13,363	$14,481
Largo Ltd.–Class B (Luxembourg)(k)	120,270	130,338
		144,819

Paper Products–0.01%
NewPage Holdings Inc. (07/21/11-08/29/11; Cost $397,010)(b)(l)	860	68,800
Total Common Stocks & Other Equity Interests (Cost $912,796)		222,929
TOTAL INVESTMENTS–100.41% (Cost $892,837,545)		906,292,855
OTHER ASSETS LESS LIABILITIES–(0.41)%		(3,677,879)
NET ASSETS–100.00%		$902,614,976

Investment Abbreviations:

CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
Disc.	– Discounted
EUR	– Euro
GBP	– British Pound

Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
PIK	– Payment in Kind
RB	– Revenue Bonds
REGS	– Regulation S
REIT	– Real Estate Investment Trust

Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (“the 1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $194,430,891, which represented 21.54% of the Fund’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	Step coupon bond. Rate shown is the rate in effect on August 31, 2013.
(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2013 was $164,780, which represented less than 1% of the Fund’s Net Assets.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(h)	Foreign denominated security. Principal amount is denominated in currency indicated.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(j)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(k)	Non-income producing security.
(l)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.

Portfolio Composition

By security type, based on Net Assets

as of August 31, 2013

U.S. Dollar Denominated Bonds and Notes	92.3%
U.S. Treasury Securities	4.5
Preferred Stocks	2.4
Municipal Obligations	0.5
Non-U.S. Dollar Denominated Bonds & Notes	0.5
Asset-Backed Securities	0.2
Common Stocks & Other Equity Interests	0.0
Other Assets Less Liabilities	(0.4)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Corporate Bond Fund

Statement of Assets and Liabilities

August 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $892,837,545)	$906,292,855
Foreign currencies, at value (Cost $295,508)	293,040
Receivable for:
Investments sold	9,208,030
Variation margin	5,500
Fund shares sold	770,738
Dividends and interest	11,344,190
Principal paydowns	2,253
Premiums paid on swap agreements	643,014
Investment for trustee deferred compensation and retirement plans	111,662
Other assets	66,246
Total assets	928,737,528

Liabilities:
Payable for:
Investments purchased	2,384,576
Fund shares reacquired	1,619,390
Amount due custodian	20,017,211
Dividends	472,964
Foreign currency contracts outstanding	15,124
Swap income payable	21,799
Accrued fees to affiliates	615,625
Accrued trustees’ and officers’ fees and benefits	5,192
Accrued other operating expenses	15,256
Trustee deferred compensation and retirement plans	239,243
Unrealized depreciation on swap agreements	716,172
Total liabilities	26,122,552
Net assets applicable to shares outstanding	$902,614,976

Net assets consist of:
Shares of beneficial interest	$963,234,609
Undistributed net investment income	(2,576,513)
Undistributed net realized gain (loss)	(70,786,157)
Net unrealized appreciation	12,743,037
$902,614,976

Net Assets:
Class A	$771,153,106
Class B	$43,338,878
Class C	$59,249,706
Class R	$3,920,223
Class Y	$9,564,965
Class R5	$1,752,611
Class R6	$13,635,487

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	112,184,798
Class B	6,294,440
Class C	8,628,462
Class R	569,891
Class Y	1,388,418
Class R5	254,613
Class R6	1,981,526
Class A:
Net asset value per share	$6.87
Maximum offering price per share
(Net asset value of $6.87 ÷ 95.75%)	$7.17
Class B:
Net asset value and offering price per share	$6.89
Class C:
Net asset value and offering price per share	$6.87
Class R:
Net asset value and offering price per share	$6.88
Class Y:
Net asset value and offering price per share	$6.89
Class R5:
Net asset value and offering price per share	$6.88
Class R6:
Net asset value and offering price per share	$6.88

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Corporate Bond Fund

Statement of Operations

For the six months ended August 31, 2013

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $ 430)	$23,260,776
Dividends	501,211
Dividends from affiliated money market funds	155
Total investment income	23,762,142

Expenses:
Advisory fees	1,930,644
Administrative services fees	130,400
Custodian fees	38,183
Distribution fees:
Class A	1,064,018
Class B	63,927
Class C	332,811
Class R	10,941
Transfer agent fees — A, B, C, R and Y	895,178
Transfer agent fees — R5	32
Transfer agent fees — R6	53
Trustees’ and officers’ fees and benefits	32,444
Other	163,866
Total expenses	4,662,497
Less: Fees waived and expense offset arrangement(s)	(2,639)
Net expenses	4,659,858
Net investment income	19,102,284

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	9,819,541
Foreign currencies	(5,334)
Foreign currency contracts	75,255
Futures contracts	1,513,679
Swap agreements	(135,314)
11,267,827
Change in net unrealized appreciation (depreciation) of:
Investment securities	(64,706,985)
Foreign currencies	7,564
Foreign currency contracts	(95,714)
Futures contracts	50,337
Swap agreements	13,857
(64,730,941)
Net realized and unrealized gain (loss)	(53,463,114)
Net increase (decrease) in net assets resulting from operations	$(34,360,830)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Corporate Bond Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2013 and the year ended February 28, 2013

(Unaudited)

	August 31, 2013	February 28, 2013
Operations:
Net investment income	$19,102,284	$37,612,770
Net realized gain	11,267,827	23,240,655
Change in net unrealized appreciation (depreciation)	(64,730,941)	12,078,771
Net increase (decrease) in net assets resulting from operations	(34,360,830)	72,932,196

Distributions to shareholders from net investment income:
Class A	(16,305,396)	(34,850,513)
Class B	(977,827)	(2,494,566)
Class C	(940,130)	(2,195,374)
Class R	(78,268)	(180,220)
Class Y	(252,777)	(330,591)
Class R5	(47,676)	(502,694)
Class R6	(261,527)	(183,258)
Total distributions from net investment income	(18,863,601)	(40,737,216)

Share transactions–net:
Class A	(65,923,400)	44,600,358
Class B	(10,802,484)	(13,398,275)
Class C	(6,851,169)	4,504,239
Class R	(632,665)	153,601
Class Y	1,032,475	2,363,346
Class R5	(4,638,367)	(8,161,903)
Class R6	4,037,264	10,280,428
Net increase (decrease) in net assets resulting from share transactions	(83,778,346)	40,341,794
Net increase (decrease) in net assets	(137,002,777)	72,536,774

Net assets:
Beginning of period	1,039,617,753	967,080,979
End of period (includes undistributed net investment income of $(2,576,513) and $(2,815,196), respectively)	$902,614,976	$1,039,617,753

Notes to Financial Statements

August 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Corporate Bond Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s primary investment objective is to seek to provide current income with preservation of capital. Capital appreciation is a secondary objective that is sought only when consistent with the Fund’s primary investment objective.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. On September 24, 2012, Institutional Class shares were renamed Class R5 shares and the Fund began offering Class R6 shares. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

23                         Invesco Corporate Bond Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

24                         Invesco Corporate Bond Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending

25                         Invesco Corporate Bond Fund

upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

M.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
N.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

26                         Invesco Corporate Bond Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.42%
Next $750 million	0.35%
Over $1.25 billion	0.22%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2013, the Adviser waived advisory fees of $714.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets and 0.50% of Class R average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2013, IDI advised the Fund that IDI retained $92,091 in front-end sales commissions from the sale of Class A shares and $1,288, $18,040 and $4,954 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

27                         Invesco Corporate Bond Fund

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$15,681,552	$5,876,243	$—	$21,557,795
U.S. Treasury Securities	—	40,277,530	—	40,277,530
Corporate Debt Securities	—	832,872,412	0	832,872,412
Foreign Debt Securities	—	4,479,178	—	4,479,178
Asset-Backed Securities	—	2,316,045	—	2,316,045
Municipal Obligations	—	4,664,673	—	4,664,673
Foreign Government Debt Securities	—	125,222	—	125,222
	$15,681,552	$890,611,303	$0	$906,292,855
Foreign Currency Contracts*	—	(15,124)	—	(15,124)
Futures*	20,995	—	—	20,995
Swap Agreements*	—	(716,172)	—	(716,172)
Total Investments	$15,702,547	$889,880,007	$0	$905,582,554

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2013:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Credit risk
Swap agreements(a)	$—	$(716,172)
Currency risk
Foreign currency contracts(a)	6,563	(21,687)
Interest rate risk
Futures contracts(b)	134,105	(113,110)
Total	$140,668	$(850,969)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized depreciation on swap agreements and Foreign currency contracts outstanding.
(b)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended August 31, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures*	Foreign Currency Contracts*	Swap Agreements*
Realized Gain (Loss)
Credit risk	$—	$—	$(135,314)
Currency risk	—	75,255	—
Interest rate risk	1,513,679	—	—
Change in Unrealized Appreciation (Depreciation)
Credit risk	$—	$—	$13,857
Currency risk	—	(95,714)	—
Interest rate risk	50,337	—	—
Total	$1,564,016	$(20,459)	$(121,457)

*	The average notional value of futures contracts, foreign currency contracts and swap agreements outstanding during the period was $173,936,168, $3,537,482 and $10,750,000, respectively.

28                         Invesco Corporate Bond Fund

Open Futures Contracts
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 5 Year Treasury Notes	828	December-2013	$99,094,782	$134,105

Short Contracts
U.S. Ultra Bond	94	December-2013	$13,366,250	$(68,494)
U.S. 10 Year Treasury Notes	911	December-2013	113,220,219	(44,616)
Subtotal				$(113,110)
Total				$20,995

Open Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation
		Deliver		Receive
12/09/2013	Morgan Stanley & Co., Inc.	EUR	1,492,000	USD	1,979,212	$1,972,649	$6,563

Settlement Date	Counterparty	Contract to				Notional Value	Unrealized (Depreciation)
		Deliver		Receive
12/09/13	RBC Dain Rauscher	GBP	1,314,000	USD	2,013,048	$2,034,735	$(21,687)
Total open foreign currency contracts							$(15,124)

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling

USD	– U.S. Dollar

Open Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.82%	$10,750,000	$643,014	$(716,172)

(a)	Implied credit spreads represent the current level as of August 31, 2013 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Offsetting Assets and Liabilities

Effective with the beginning of the Fund’s fiscal year, the Fund has adopted Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. This update is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Funds enter into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of August 31, 2013.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Goldman Sachs & Co.	$134,105	$(113,110)	$20,995	$—	$—	$20,995
Morgan Stanley & Co., Inc.	6,563	—	6,563	—	—	6,563
Total	$140,668	$(113,110)	$27,558	$—	$—	$27,558

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Goldman Sachs & Co.	$113,110	$(113,110)	$—	$—	$—	$—
RBC Dain Rauscher	21,687	—	21,687	—	—	21,687
Bank of America Securities LLC	716,172	—	716,172	—	—	716,172
Total	$850,969	$(113,110)	$737,859	$—	$—	$737,859

29                         Invesco Corporate Bond Fund

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,925.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$81,807,694	$—	$81,807,694

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of June 6, 2011, the date of reorganization of Invesco Income Fund into the Fund, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2013 was $426,468,635 and $495,928,484, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $155,235,740 and $156,334,279, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$35,575,512
Aggregate unrealized (depreciation) of investment securities	(24,895,855)
Net unrealized appreciation of investment securities	$10,679,657

Cost of investments for tax purposes is $895,613,198.

30                         Invesco Corporate Bond Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2013(a)		Year ended February 28, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	8,232,843	$59,016,417	22,844,515	$164,112,344
Class B	162,458	1,170,753	964,062	6,927,628
Class C	863,907	6,212,216	2,361,971	16,907,649
Class R	64,969	460,923	183,065	1,317,663
Class Y	1,172,368	8,450,127	722,765	5,215,354
Class R5	2,843	20,054	114,815	820,075
Class R6(b)	552,200	3,960,873	1,430,099	10,360,720

Issued as reinvestment of dividends:
Class A	1,889,187	13,388,550	4,057,281	29,147,293
Class B	118,776	844,405	304,429	2,185,406
Class C	108,609	768,901	251,384	1,799,513
Class R	10,713	76,109	24,860	178,674
Class Y	24,377	173,848	35,181	253,641
Class R5	6,618	47,204	66,314	474,310
Class R6	36,924	261,527	25,162	183,258

Automatic conversion of Class B shares to Class A shares:
Class A	827,538	5,914,229	1,468,261	10,528,583
Class B	(826,026)	(5,914,229)	(1,466,760)	(10,528,583)

Reacquired:
Class A	(20,377,080)	(144,242,596)	(22,180,233)	(159,187,862)
Class B	(969,722)	(6,903,413)	(1,675,067)	(11,982,726)
Class C	(1,952,360)	(13,832,286)	(1,984,929)	(14,202,923)
Class R	(163,442)	(1,169,697)	(186,770)	(1,342,736)
Class Y	(1,067,507)	(7,591,500)	(431,266)	(3,105,649)
Class R5	(649,039)	(4,705,625)	(1,307,865)	(9,456,288)
Class R6	(26,559)	(185,136)	(36,300)	(263,550)
Net increase (decrease) in share activity	(11,957,405)	$(83,778,346)	5,584,974	$40,341,794

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 39% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.

31                         Invesco Corporate Bond Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(b)
Class A
Six months ended 08/31/13	$7.26	$0.14	$(0.39)	$(0.25)	$(0.14)	$6.87	(3.52	)%(c)	$771,153	0.89	%(d)	0.89	%(d)	3.85	%(d)	59%
Year ended 02/28/13	7.03	0.27	0.25	0.52	(0.29)	7.26	7.58	(c)	882,544	0.89		0.89		3.77		68
Year ended 02/29/12	6.78	0.30	0.25	0.55	(0.30)	7.03	8.32	(c)	810,883	0.92		0.92		4.42		69
Six months ended 02/28/11	6.87	0.16	(0.09)	0.07	(0.16)	6.78	1.03	(c)	549,964	0.90	(e)	0.90	(e)	4.62	(e)	49
Year ended 08/31/10	6.37	0.33	0.52	0.85	(0.35)	6.87	13.65	(c)	604,148	0.88		0.88		4.98		74
Year ended 08/31/09	6.15	0.31	0.25	0.56	(0.34)	6.37	9.94	(f)	623,660	0.95		0.95		5.38		78
Year ended 08/31/08	6.47	0.31	(0.31)	—	(0.32)	6.15	(0.16	)(f)	608,885	0.89		0.89		4.78		73
Class B
Six months ended 08/31/13	7.27	0.14	(0.38)	(0.24)	(0.14)	6.89	(3.38	)(c)(g)	43,339	0.89	(d)(g)	0.89	(d)(g)	3.85	(d)(g)	59
Year ended 02/28/13	7.03	0.27	0.26	0.53	(0.29)	7.27	7.59	(c)(g)	56,765	0.89	(g)	0.89	(g)	3.77	(g)	68
Year ended 02/29/12	6.77	0.31	0.25	0.56	(0.30)	7.03	8.41	(c)(g)	68,052	0.84	(g)	0.84	(g)	4.50	(g)	69
Six months ended 02/28/11	6.86	0.15	(0.09)	0.06	(0.15)	6.77	0.85	(c)(g)	65,022	1.15	(e)(g)	1.15	(e)(g)	4.37	(e)(g)	49
Year ended 08/31/10	6.35	0.30	0.52	0.82	(0.31)	6.86	13.22	(c)(g)	74,702	1.22	(g)	1.22	(g)	4.63	(g)	74
Year ended 08/31/09	6.14	0.28	0.25	0.53	(0.32)	6.35	9.36	(h)(i)	75,378	1.42	(i)	1.42	(i)	4.90	(i)	78
Year ended 08//31/08	6.45	0.26	(0.30)	(0.04)	(0.27)	6.14	(0.76	)(h)	76,664	1.65		1.65		4.03		73
Class C
Six months ended 08/31/13	7.24	0.11	(0.38)	(0.27)	(0.10)	6.87	(3.74	)(c)	59,250	1.64	(d)	1.64	(d)	3.10	(d)	59
Year ended 02/28/13	7.00	0.22	0.26	0.48	(0.24)	7.24	6.88	(c)	69,568	1.62		1.64		3.04		68
Year ended 02/29/12	6.77	0.25	0.24	0.49	(0.26)	7.00	7.41	(c)(g)	62,895	1.63	(g)	1.63	(g)	3.71	(g)	69
Six months ended 02/28/11	6.86	0.14	(0.09)	0.05	(0.14)	6.77	0.80	(c)(g)	41,133	1.34	(e)(g)	1.34	(e)(g)	4.18	(e)(g)	49
Year ended 08/31/10	6.36	0.28	0.52	0.80	(0.30)	6.86	12.85	(c)(g)	46,904	1.58	(g)	1.58	(g)	4.27	(g)	74
Year ended 08/31/09	6.14	0.26	0.26	0.52	(0.30)	6.36	9.19	(i)(j)	41,446	1.70	(i)	1.70	(i)	4.61	(i)	78
Year ended 08/31/08	6.46	0.26	(0.31)	(0.05)	(0.27)	6.14	(0.88	)(i)(j)	35,415	1.60	(i)	1.60	(i)	4.06	(i)	73
Class R
Six months ended 08/31/13	7.26	0.13	(0.38)	(0.25)	(0.13)	6.88	(3.50	)(c)	3,920	1.14	(d)	1.14	(d)	3.60	(d)	59
Year ended 02/28/13	7.03	0.25	0.26	0.51	(0.28)	7.26	7.31	(c)	4,776	1.14		1.14		3.52		68
Year ended 02/29/12(k)	6.88	0.21	0.15	0.36	(0.21)	7.03	5.33	(c)	4,475	1.19	(e)	1.19	(e)	4.15	(e)	69
Class Y(l)
Six months ended 08/31/13	7.27	0.15	(0.38)	(0.23)	(0.15)	6.89	(3.25	)(c)	9,565	0.64	(d)	0.64	(d)	4.10	(d)	59
Year ended 02/28/13	7.04	0.29	0.25	0.54	(0.31)	7.27	7.84	(c)	9,160	0.64		0.64		4.02		68
Year ended 02/29/12	6.79	0.32	0.25	0.57	(0.32)	7.04	8.58	(c)	6,566	0.67		0.67		4.67		69
Six months ended 02/28/11	6.88	0.16	(0.08)	0.08	(0.17)	6.79	1.15	(c)	4,152	0.65	(e)	0.65	(e)	4.87	(e)	49
Year ended 08/31/10	6.37	0.36	0.51	0.87	(0.36)	6.88	14.09	(c)	2,004	0.63		0.63		5.41		74
Year ended 08/31/09	6.16	0.32	0.25	0.57	(0.36)	6.37	10.06	(m)	64,750	0.70		0.70		5.61		78
Year ended 08/31/08	6.48	0.32	(0.31)	0.01	(0.33)	6.16	0.10	(m)	89,046	0.65		0.65		4.95		73
Class R5
Six months ended 08/31/13	7.27	0.15	(0.39)	(0.24)	(0.15)	6.88	(3.31	)(c)	1,753	0.46	(d)	0.46	(d)	4.28	(d)	59
Year ended 02/28/13	7.03	0.30	0.26	0.56	(0.32)	7.27	8.18	(c)	6,497	0.47		0.47		4.19		68
Year ended 02/29/12	6.78	0.32	0.26	0.58	(0.33)	7.03	8.73	(c)	14,209	0.47		0.47		4.87		69
Six months ended 02/28/11	6.87	0.17	(0.09)	0.08	(0.17)	6.78	1.21	(c)	11	0.47	(e)	0.47	(e)	5.05	(e)	49
Year ended 08/31/10(k)	6.54	0.07	0.35	0.42	(0.09)	6.87	6.47	(c)	63,495	0.52	(e)	0.52	(e)	4.30	(e)	74
Class R6
Six months ended 08/31/13	7.26	0.15	(0.38)	(0.23)	(0.15)	6.88	(3.17	)(c)	13,635	0.46	(d)	0.46	(d)	4.28	(d)	59
Year ended 02/28/13(k)	7.24	0.13	0.03	0.16	(0.14)	7.26	2.20	(c)	10,308	0.47	(e)	0.47	(e)	4.19	(e)	68

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $295,372,294 and sold of $29,119,290 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Income Fund into the Fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $846,306, $50,725, $66,020, $4,341, $12,422, $2,237 and $12,181 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Annualized.
(f)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25% for Class B shares for the six months ended August 31, 2013 and the year ended February 28, 2013, 0.17% for Class B shares and 0.96% for Class C shares for the year ended February 29, 2012, 0.50% for Class B shares and 0.69% for Class C shares for the six months ended February 28, 2011 and 0.59% for Class B shares and 0.95% for Class C shares for the year ended August 31, 2010.
(h)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second years of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(i)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of less than 1%.
(j)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(k)	Commencement date of June 6, 2011, June 1, 2010 and September 24, 2012 for Class R shares, Class R5 shares and Class R6 shares, respectively.
(l)	On June 1, 2010, the Class I shares of Invesco Van Kampen Corporate Bond Fund were reorganized into Class Y shares of the Fund.
(m)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

32                         Invesco Corporate Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2013 through August 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/13)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/13)	Expenses Paid During Period[2]
A	$1,000.00	$964.80	$4.41	$1,020.72	$4.53	0.89%
B	1,000.00	966.20	4.41	1,020.72	4.53	0.89
C	1,000.00	962.60	8.11	1,016.94	8.34	1.64
R	1,000.00	965.00	5.65	1,019.46	5.80	1.14
Y	1,000.00	967.50	3.17	1,021.98	3.26	0.64
R5	1,000.00	966.90	2.28	1,022.89	2.35	0.46
R6	1,000.00	968.30	2.28	1,022.89	2.35	0.46

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2013 through August 31, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

33                         Invesco Corporate Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Corporate Bond Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper BBB Rated Funds Index. The Board noted that

34                         Invesco Corporate Bond Fund

performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period and the third quintile of its performance universe for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and five years periods and below the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of two mutual funds with comparable investment strategies.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco

Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

35                         Invesco Corporate Bond Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519                 VK-CBD-SAR-1         Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2013

Invesco Global Real Estate Fund Nasdaq: A: AGREX • B: BGREX • C: CGREX • R: RGREX • Y: ARGYX • R5: IGREX • R6: FGREX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/13 to 8/31/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-4.59%
Class B Shares	-4.98
Class C Shares	-4.97
Class R Shares	-4.72
Class Y Shares	-4.46
Class R5 Shares	-4.32
Class R6 Shares	-4.30
MSCI World Index ND‚ (Broad Market Index)	6.12
FTSE EPRA/NAREIT Developed Real Estate Index – Gross Return■ (Style-Specific Index)	-4.54
Lipper Global Real Estate Funds Classification Average¿ (Peer Group)	-5.24

Source(s): ‚Invesco, MSCI via FactSet Research Systems Inc.; ■Invesco, Bloomberg L.P.; ¿Lipper Inc.

The MSCI World IndexSM ND is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The FTSE EPRA/NAREIT Developed Real Estate Index – Gross Return is an unmanaged index considered representative of global real estate companies and real estate investment trusts (REITs). The index is computed using the gross return which does not withhold taxes for nonresident investors.

The Lipper Global Real Estate Funds Classification Average represents an average of all funds in the Lipper Global Real Estate Funds classification.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                        Invesco Global Real Estate Fund

Average Annual Total Returns

As of 8/31/13, including maximum applicable

sales charges

Class A Shares
Inception (4/29/05)	4.51%
5 Years	1.97
1 Year	-0.36

Class B Shares
Inception (4/29/05)	4.47%
5 Years	1.95
1 Year	-0.45

Class C Shares
Inception (4/29/05)	4.44%
5 Years	2.33
1 Year	3.64

Class R Shares
Inception (4/29/05)	4.96%
5 Years	2.85
1 Year	5.17

Class Y Shares
Inception	5.39%
5 Years	3.39
1 Year	5.70

Class R5 Shares
Inception (4/29/05)	5.74%
5 Years	3.69
1 Year	6.03

Class R6 Shares
Inception	5.30%
5 Years	3.23
1 Year	6.01

Average Annual Total Returns

As of 6/30/13, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares
Inception (4/29/05)	5.01%
5 Years	2.13
1 Year	6.31

Class B Shares
Inception (4/29/05)	4.97%
5 Years	2.14
1 Year	6.66

Class C Shares
Inception (4/29/05)	4.95%
5 Years	2.51
1 Year	10.67

Class R Shares
Inception (4/29/05)	5.48%
5 Years	3.04
1 Year	12.22

Class Y Shares
Inception	5.90%
5 Years	3.54
1 Year	12.79

Class R5 Shares
Inception (4/29/05)	6.25%
5 Years	3.88
1 Year	13.15

Class R6 Shares
Inception	5.80%
5 Years	3.39
1 Year	13.02

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.48%, 2.23%, 2.23%, 1.73%, 1.23%, 0.90% and 0.86%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                        Invesco Global Real Estate Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

    The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

    I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

    The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Enclosed in this semiannual report, you’ll find performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

    Our website, invesco.com/us, provides fund-specific as well as more general information from many of Invesco’s investment professionals. You’ll find in-depth articles, video clips and audio commentaries – and, of course, you also can access information about your Invesco account whenever it’s convenient for you.

    At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing, and it guides the way we:

■	Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.
■	Provide choices – We offer multiple investment strategies, allowing you and your financial adviser to build a portfolio that’s purpose-built for your needs.
■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                        Invesco Global Real Estate Fund

Schedule of Investments

August 31, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.21%
Australia–6.75%
Dexus Property Group	13,261,284	$12,080,024
Federation Centres Ltd.	3,874,013	7,813,975
Goodman Group	2,328,751	9,526,133
GPT Group	131,841	414,586
Stockland	4,050,111	13,372,822
Westfield Group	2,266,780	22,252,942
Westfield Retail Trust	7,221,468	18,671,818
		84,132,300

Austria–0.26%
Conwert Immobilien Invest S.E.	299,762	3,228,748

Canada–3.46%
Allied Properties REIT	350,492	10,401,956
Calloway REIT	192,000	4,438,621
Canadian Apartment Properties REIT	524,585	10,259,614
Canadian REIT	227,700	8,822,213
Chartwell Retirement Residences	433,277	3,961,319
RioCan REIT	232,650	5,201,659
		43,085,382

China–1.10%
Guangzhou R&F Properties Co. Ltd.–Class H	1,289,200	2,093,324
Shimao Property Holdings Ltd.	4,556,500	11,551,135
		13,644,459

Finland–0.39%
Sponda Oyj	977,491	4,857,364

France–3.82%
Gecina S.A.	55,436	6,594,512
ICADE	36,405	3,165,228
Klepierre	153,052	6,059,339
Mercialys S.A.	151,075	2,915,047
Unibail-Rodamco S.E.	128,523	28,837,840
		47,571,966

Germany–1.74%
Deutsche Wohnen AG	306,508	5,375,424
GSW Immobilien AG	199,811	8,705,075
LEG Immobilien AG	143,186	7,699,957
		21,780,456

Hong Kong–8.58%
Henderson Land Development Co. Ltd.	3,440,500	20,090,057
Hongkong Land Holdings Ltd.	2,577,000	16,605,652
Hysan Development Co. Ltd.	2,090,000	9,082,972
Link REIT (The)	2,537,000	11,579,325
New World Development Co. Ltd.	8,180,000	11,396,372
New World Development Co. Ltd.–Rts.(a)	127,950	0

	Shares	Value
Hong Kong–(continued)
Sino Land Co. Ltd.	2,101,200	$2,810,684
Sun Hung Kai Properties Ltd.	958,000	12,365,539
Swire Properties Ltd.	732,800	2,041,464
Wharf Holdings Ltd. (The)	2,546,000	20,841,184
		106,813,249

Japan–14.49%
Activia Properties, Inc.	595	4,088,002
Frontier Real Estate Investment Corp.	509	4,306,524
GLP J-REIT(b)	871	851,834
GLP J-REIT	5,356	5,238,142
Hulic Co., Ltd.	518,600	6,358,664
Industrial & Infrastructure Fund Investment Corp.(b)	73	641,949
Industrial & Infrastructure Fund Investment Corp.	566	4,977,304
Japan Prime Realty Investment Corp.	1,963	5,625,206
Japan Real Estate Investment Corp.	925	9,821,322
Kenedix Realty Investment Corp.	1,143	4,302,263
Mitsubishi Estate Co. Ltd.	1,452,000	37,567,072
Mitsui Fudosan Co., Ltd.	1,718,000	53,828,647
Mori Hills REIT Investment Corp.	370	2,057,049
Nippon Prologis REIT Inc.	479	4,187,876
Sumitomo Realty & Development Co., Ltd.	642,000	28,066,533
Tokyu Land Corp.	570,000	5,256,511
United Urban Investment Corp.	2,592	3,336,699
		180,511,597

Malta–0.00%
BGP Holdings PLC (Acquired 08/06/09; Cost $0)(a)(b)	9,888,325	0

Norway–0.22%
Norwegian Property ASA	2,076,819	2,738,416

Singapore–4.14%
Ascendas REIT	1,272,000	2,146,274
CapitaLand Ltd.	4,753,500	11,315,043
CapitaMall Trust	6,390,000	9,247,795
CapitaMalls Asia Ltd.	5,699,000	7,992,209
CDL Hospitality Trusts	1,545,000	1,878,741
Global Logistic Properties Ltd.	5,946,000	12,536,132
Keppel Land Ltd.	1,359,000	3,577,563
Suntec REIT	2,465,000	2,908,244
		51,602,001

Sweden–1.13%
Castellum AB	572,215	7,834,718
Fabege AB	246,274	2,563,806
Wihlborgs Fastigheter AB	233,928	3,635,272
		14,033,796

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Real Estate Fund

	Shares	Value
United Kingdom–5.12%
Big Yellow Group PLC	485,082	$3,044,513
British Land Co. PLC	1,346,168	11,640,753
Derwent London PLC	128,524	4,612,862
Great Portland Estates PLC	1,254,744	10,373,784
Hammerson PLC	1,020,378	7,645,488
Land Securities Group PLC	1,179,826	16,144,563
Shaftesbury PLC	646,713	5,948,123
Unite Group PLC	778,775	4,321,793
		63,731,879

United States–46.01%
Acadia Realty Trust	167,045	3,897,160
AvalonBay Communities, Inc.	345,072	42,754,421
Boston Properties, Inc.	387,644	39,733,510
Brookfield Office Properties, Inc.	311,380	4,981,252
Cousins Properties, Inc.	332,600	3,302,718
CubeSmart	786,613	13,097,106
DDR Corp.	1,817,473	28,207,181
EastGroup Properties, Inc.	94,700	5,322,140
Equity Residential	234,257	12,155,596
Essex Property Trust, Inc.	143,371	20,546,498
Federal Realty Investment Trust	101,200	9,847,772
General Growth Properties, Inc.	663,077	12,717,817
HCP, Inc.	220,900	8,997,257
Health Care REIT, Inc.	669,352	41,124,987
Healthcare Realty Trust, Inc.	345,422	7,768,541
Healthcare Trust of America, Inc.–Class A	837,305	8,624,241
Host Hotels & Resorts Inc.	1,752,092	29,838,127
Hudson Pacific Properties Inc.	380,332	7,587,623
LaSalle Hotel Properties	60,742	1,611,485

	Shares	Value
United States–(continued)
Macerich Co. (The)	390,947	$22,002,497
Mid-America Apartment Communities, Inc.	231,800	14,292,788
National Retail Properties Inc.	144,208	4,417,091
Pebblebrook Hotel Trust	192,377	4,924,851
Piedmont Office Realty Trust Inc.–Class A	756,710	13,000,278
Prologis, Inc.	1,044,084	36,793,520
Public Storage	179,077	27,339,685
Retail Opportunity Investments Corp.	500,938	6,482,138
RLJ Lodging Trust	321,700	7,392,666
Senior Housing Properties Trust	347,429	7,904,010
Simon Property Group, Inc.	455,462	66,328,931
SL Green Realty Corp.	339,025	29,559,590
UDR, Inc.	815,244	18,416,362
Ventas, Inc.	195,126	12,148,545
		573,118,384
Total Common Stocks & Other Equity Interests (Cost $1,087,946,841)		1,210,849,997

Money Market Funds–2.44%
Liquid Assets Portfolio– Institutional Class(c)	15,204,692	15,204,692
Premier Portfolio– Institutional Class(c)	15,204,692	15,204,692
Total Money Market Funds (Cost $30,409,384)		30,409,384
TOTAL INVESTMENTS–99.65% (Cost $1,118,356,225)		1,241,259,381
OTHER ASSETS LESS LIABILITIES–0.35%		4,301,361
NET ASSETS–100.00%		$1,245,560,742

Investment Abbreviations:

REIT	– Real Estate Investment Trust
Rts.	– Rights

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $1,493,783, which represented less than 1% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By country, based on Net Assets

as of August 31, 2013

United States	46.0%
Japan	14.5
Hong Kong	8.6
Australia	6.8
United Kingdom	5.1
Singapore	4.1
France	3.8
Canada	3.5
Countries each less than 2.0% of portfolio	4.8
Money Market Funds Plus Other Assets Less Liabilities	2.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Real Estate Fund

Statement of Assets and Liabilities

August 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $1,087,946,841)	$1,210,849,997
Investments in affiliated money market funds, at value and cost	30,409,384
Total investments, at value (Cost $1,118,356,225)	1,241,259,381
Foreign currencies, at value (Cost $2,670,762)	2,682,747
Receivable for:
Investments sold	11,153,608
Fund shares sold	3,974,481
Dividends	1,598,791
Investment for trustee deferred compensation and retirement plans	32,411
Other assets	87,208
Total assets	1,260,788,627

Liabilities:
Payable for:
Investments purchased	12,136,549
Fund shares reacquired	2,067,925
Accrued fees to affiliates	714,774
Accrued trustees’ and officers’ fees and benefits	4,709
Accrued other operating expenses	183,217
Trustee deferred compensation and retirement plans	120,711
Total liabilities	15,227,885
Net assets applicable to shares outstanding	$1,245,560,742

Net assets consist of:
Shares of beneficial interest	$1,317,877,915
Undistributed net investment income	(17,524,662)
Undistributed net realized gain (loss)	(177,708,076)
Net unrealized appreciation	122,915,565
$1,245,560,742

Net Assets:
Class A	$275,003,417
Class B	$9,071,393
Class C	$44,802,151
Class R	$16,485,819
Class Y	$468,885,976
Class R5	$327,178,030
Class R6	$104,133,956

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	24,261,528
Class B	801,842
Class C	3,958,573
Class R	1,455,121
Class Y	41,322,728
Class R5	28,863,552
Class R6	9,185,981
Class A:
Net asset value per share	$11.33
Maximum offering price per share
(Net asset value of $11.33 ÷ 94.50%)	$11.99
Class B:
Net asset value and offering price per share	$11.31
Class C:
Net asset value and offering price per share	$11.32
Class R:
Net asset value and offering price per share	$11.33
Class Y:
Net asset value and offering price per share	$11.35
Class R5:
Net asset value and offering price per share	$11.34
Class R6:
Net asset value and offering price per share	$11.34

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Real Estate Fund

Statement of Operations

For the six months ended August 31, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,312,827)	$22,101,329
Dividends from affiliated money market funds	10,120
Total investment income	22,111,449

Expenses:
Advisory fees	4,802,588
Administrative services fees	165,721
Custodian fees	171,768
Distribution fees:
Class A	368,684
Class B	54,229
Class C	240,076
Class R	46,750
Transfer agent fees — A, B, C, R and Y	1,443,236
Transfer agent fees — R5	70,758
Transfer agent fees — R6	1,897
Trustees’ and officers’ fees and benefits	35,116
Other	276,660
Total expenses	7,677,483
Less: Fees waived and expense offset arrangement(s)	(22,038)
Net expenses	7,655,445
Net investment income	14,456,004

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	35,230,212
Foreign currencies	(74,767)
35,155,445
Change in net unrealized appreciation (depreciation) of:
Investment securities	(111,158,578)
Foreign currencies	47,229
(111,111,349)
Net realized and unrealized gain (loss)	(75,955,904)
Net increase (decrease) in net assets resulting from operations	$(61,499,900)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Real Estate Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2013 and the year ended February 28, 2013

(Unaudited)

	August 31, 2013	February 28, 2013
Operations:
Net investment income	$14,456,004	$17,995,344
Net realized gain	35,155,445	79,945,455
Change in net unrealized appreciation (depreciation)	(111,111,349)	92,535,005
Net increase (decrease) in net assets resulting from operations	(61,499,900)	190,475,804

Distributions to shareholders from net investment income:
Class A	(1,942,368)	(10,221,668)
Class B	(31,530)	(349,391)
Class C	(140,277)	(1,299,450)
Class R	(99,255)	(572,374)
Class Y	(3,658,730)	(15,341,611)
Class R5	(3,322,773)	(15,654,133)
Class R6	(978,352)	(1,957,603)
Total distributions from net investment income	(10,173,285)	(45,396,230)

Share transactions–net:
Class A	12,026,104	(19,179,464)
Class B	(1,525,451)	(1,747,771)
Class C	2,409,916	2,041,624
Class R	(802,757)	2,594,100
Class Y	66,919,027	140,205,855
Class R5	(11,247,492)	(97,467,415)
Class R6	32,385,878	73,954,818
Net increase in net assets resulting from share transactions	100,165,225	100,401,747
Net increase in net assets	28,492,040	245,481,321

Net assets:
Beginning of period	1,217,068,702	971,587,381
End of period (includes undistributed net investment income of $(17,524,662) and $(21,807,381), respectively)	$1,245,560,742	$1,217,068,702

Notes to Financial Statements

August 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Real Estate Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

9                         Invesco Global Real Estate Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and

10                         Invesco Global Real Estate Fund

the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

11                         Invesco Global Real Estate Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.75%
Next $250 million	0.74%
Next $500 million	0.73%
Next $1.5 billion	0.72%
Next $2.5 billion	0.71%
Next $2.5 billion	0.70%
Next $2.5 billion	0.69%
Over $10 billion	0.68%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2013, the Adviser waived advisory fees of $20,612.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2013, IDI advised the Fund that IDI retained $105,890 in front-end sales commissions from the sale of Class A shares and $43, $1,206 and $1,446 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Global Real Estate Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended August 31, 2013, there were transfers from Level 1 to Level 2 of $51,836,142 and from Level 2 to Level 1 of $121,570,280, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$84,132,300	$—	$84,132,300
Austria	3,228,748	—	—	3,228,748
Canada	43,085,382	—	—	43,085,382
China	—	13,644,459	—	13,644,459
Finland	4,857,364	—	—	4,857,364
France	9,509,559	38,062,407	—	47,571,966
Germany	21,780,456	—	—	21,780,456
Hong Kong	9,082,972	97,730,277	0	106,813,249
Japan	6,089,976	174,421,621	—	180,511,597
Malta	—	—	0	0
Norway	2,738,416	—	—	2,738,416
Singapore	—	51,602,001	—	51,602,001
Sweden	14,033,796	—	—	14,033,796
United Kingdom	63,731,879	—	—	63,731,879
United States	603,527,768	—	—	603,527,768
Total Investments	$781,666,316	$459,593,065	$0	$1,241,259,381

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,426.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

13                         Invesco Global Real Estate Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$74,077,317	$—	$74,077,317
February 28, 2018	111,447,142	—	111,447,142
	$185,524,459	$—	$185,524,459

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2013 was $470,029,986 and $360,761,612, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$88,384,529
Aggregate unrealized (depreciation) of investment securities	(30,694,799)
Net unrealized appreciation of investment securities	$57,689,730

Cost of investments for tax purposes is $1,183,569,651.

14                         Invesco Global Real Estate Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended August 31, 2013(a)		Year ended February 28, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	4,057,489	$49,850,537	6,873,343	$77,407,955
Class B	16,852	211,924	79,154	890,608
Class C	683,938	8,394,569	1,098,284	12,478,773
Class R	440,850	5,402,930	707,093	8,026,600
Class Y	8,891,685	108,245,851	19,574,476	211,427,394
Class R5	4,302,834	52,431,424	8,915,227	100,592,364
Class R6(b)	3,304,064	40,040,879	6,700,510	76,475,875

Issued as reinvestment of dividends:
Class A	140,004	1,598,598	765,218	8,520,327
Class B	2,477	27,842	27,930	312,587
Class C	11,175	125,578	106,020	1,188,285
Class R	8,687	98,947	51,069	571,072
Class Y	283,565	3,244,536	1,223,503	13,645,648
Class R5	225,948	2,589,339	1,117,723	12,371,572
Class R6	85,401	978,352	172,933	1,957,603

Automatic conversion of Class B shares to Class A shares:
Class A	61,383	742,420	62,753	702,051
Class B	(61,477)	(742,420)	(62,853)	(702,051)

Reacquired:
Class A	(3,316,376)	(40,165,451)	(9,557,251)	(105,809,797)
Class B	(85,174)	(1,022,797)	(202,253)	(2,248,915)
Class C	(503,809)	(6,110,231)	(1,039,068)	(11,625,434)
Class R	(521,687)	(6,304,634)	(535,752)	(6,003,572)
Class Y	(3,647,861)	(44,571,360)	(7,559,822)	(84,867,187)
Class R5	(5,502,941)	(66,268,255)	(18,831,420)	(210,431,351)
Class R5	(696,584)	(8,633,353)	(380,343)	(4,478,660)
Net increase in share activity	8,180,443	$100,165,225	9,306,474	$100,401,747

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 49% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 6% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.
(b)	Commencement date of September 24, 2012.

15                         Invesco Global Real Estate Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 08/31/13	$11.97	$0.12		$(0.68)	$(0.56)	$(0.08)	$—	$(0.08)	$11.33	(4.67)%	$275,003	1.42	%(e)	1.42	%(e)	1.96	%(e)	29%
Year ended 02/28/13	10.52	0.16		1.73	1.89	(0.44)	—	(0.44)	11.97	18.35	279,049	1.48		1.48		1.41		58
Year ended 02/29/12	10.83	0.14		(0.28)	(0.14)	(0.17)	—	(0.17)	10.52	(1.21)	264,763	1.51		1.51		1.41		54
Year ended 02/28/11	9.01	0.24	(f)	2.03	2.27	(0.45)	—	(0.45)	10.83	25.61	295,582	1.43		1.43		2.46	(f)	80
Seven months ended 02/28/10	8.22	0.09		0.93	1.02	(0.23)	—	(0.23)	9.01	12.36	233,895	1.40	(g)	1.40	(g)	1.68	(g)	46
Year ended 07/31/09	11.54	0.22		(3.44)	(3.22)	(0.09)	(0.01)	(0.10)	8.22	(27.79)	208,752	1.59		1.59		2.79		78
Year ended 07/31/08	14.88	0.23		(2.19)	(1.96)	(0.90)	(0.48)	(1.38)	11.54	(14.46)	390,981	1.38		1.38		1.66		59
Class B
Six months ended 08/31/13	11.94	0.07		(0.66)	(0.59)	(0.04)	—	(0.04)	11.31	(4.98)	9,071	2.17	(e)	2.17	(e)	1.21	(e)	29
Year ended 02/28/13	10.50	0.07		1.73	1.80	(0.36)	—	(0.36)	11.94	17.41	11,096	2.23		2.23		0.66		58
Year ended 02/29/12	10.81	0.07		(0.29)	(0.22)	(0.09)	—	(0.09)	10.50	(1.99)	11,412	2.26		2.26		0.66		54
Year ended 02/28/11	8.99	0.17	(f)	2.03	2.20	(0.38)	—	(0.38)	10.81	24.75	15,047	2.18		2.18		1.71	(f)	80
Seven months ended 02/28/10	8.21	0.05		0.93	0.98	(0.20)	—	(0.20)	8.99	11.85	14,780	2.15	(g)	2.15	(g)	0.93	(g)	46
Year ended 07/31/09	11.53	0.16		(3.43)	(3.27)	(0.04)	(0.01)	(0.05)	8.21	(28.35)	14,870	2.34		2.34		2.04		78
Year ended 07/31/08	14.86	0.13		(2.19)	(2.06)	(0.79)	(0.48)	(1.27)	11.53	(15.09)	32,535	2.13		2.13		0.91		59
Class C
Six months ended 08/31/13	11.95	0.07		(0.66)	(0.59)	(0.04)	—	(0.04)	11.32	(4.97)	44,802	2.17	(e)	2.17	(e)	1.21	(e)	29
Year ended 02/28/13	10.50	0.07		1.74	1.81	(0.36)	—	(0.36)	11.95	17.51	45,010	2.23		2.23		0.66		58
Year ended 02/29/12	10.81	0.07		(0.29)	(0.22)	(0.09)	—	(0.09)	10.50	(1.99)	37,828	2.26		2.26		0.66		54
Year ended 02/28/11	8.99	0.17	(f)	2.03	2.20	(0.38)	—	(0.38)	10.81	24.74	44,885	2.18		2.18		1.71	(f)	80
Seven months ended 02/28/10	8.22	0.05		0.92	0.97	(0.20)	—	(0.20)	8.99	11.71	38,957	2.15	(g)	2.15	(g)	0.93	(g)	46
Year ended 07/31/09	11.54	0.16		(3.43)	(3.27)	(0.04)	(0.01)	(0.05)	8.22	(28.33)	36,020	2.34		2.34		2.04		78
Year ended 07/31/08	14.86	0.13		(2.18)	(2.05)	(0.79)	(0.48)	(1.27)	11.54	(15.02)	77,201	2.13		2.13		0.91		59
Class R
Six months ended 08/31/13	11.96	0.10		(0.66)	(0.56)	(0.07)	—	(0.07)	11.33	(4.72)	16,486	1.67	(e)	1.67	(e)	1.71	(e)	29
Year ended 02/28/13	10.51	0.13		1.73	1.86	(0.41)	—	(0.41)	11.96	18.08	18,266	1.73		1.73		1.16		58
Year ended 02/29/12	10.83	0.12		(0.30)	(0.18)	(0.14)	—	(0.14)	10.51	(1.56)	13,717	1.76		1.76		1.16		54
Year ended 02/28/11	9.00	0.22	(f)	2.04	2.26	(0.43)	—	(0.43)	10.83	25.44	12,571	1.68		1.68		2.21	(f)	80
Seven months ended 02/28/10	8.22	0.08		0.92	1.00	(0.22)	—	(0.22)	9.00	12.10	9,254	1.65	(g)	1.65	(g)	1.43	(g)	46
Year ended 07/31/09	11.54	0.19		(3.43)	(3.24)	(0.07)	(0.01)	(0.08)	8.22	(27.97)	7,545	1.84		1.84		2.54		78
Year ended 07/31/08	14.87	0.19		(2.17)	(1.98)	(0.87)	(0.48)	(1.35)	11.54	(14.63)	7,032	1.63		1.63		1.41		59
Class Y
Six months ended 08/31/13	11.98	0.14		(0.67)	(0.53)	(0.10)	—	(0.10)	11.35	(4.46)	468,886	1.17	(e)	1.17	(e)	2.21	(e)	29
Year ended 02/28/13	10.53	0.19		1.73	1.92	(0.47)	—	(0.47)	11.98	18.63	428,821	1.23		1.23		1.66		58
Year ended 02/29/12	10.85	0.17		(0.30)	(0.13)	(0.19)	—	(0.19)	10.53	(1.04)	237,473	1.26		1.26		1.66		54
Year ended 02/28/11	9.02	0.27	(f)	2.03	2.30	(0.47)	—	(0.47)	10.85	26.01	182,981	1.18		1.18		2.71	(f)	80
Seven months ended 02/28/10	8.23	0.10		0.93	1.03	(0.24)	—	(0.24)	9.02	12.48	122,613	1.15	(g)	1.15	(g)	1.93	(g)	46
Year ended 07/31/09(h)	9.58	0.17		(1.44)	(1.27)	(0.07)	(0.01)	(0.08)	8.23	(13.03)	52,830	1.40	(g)	1.40	(g)	2.98	(g)	78
Class R5
Six months ended 08/31/13	11.97	0.15		(0.67)	(0.52)	(0.11)	—	(0.11)	11.34	(4.32)	327,178	0.87	(e)	0.87	(e)	2.51	(e)	29
Year ended 02/28/13	10.52	0.22		1.74	1.96	(0.51)	—	(0.51)	11.97	19.04	357,112	0.90		0.90		1.99		58
Year ended 02/29/12	10.83	0.20		(0.29)	(0.09)	(0.22)	—	(0.22)	10.52	(0.69)	406,395	0.91		0.91		2.01		54
Year ended 02/28/11	9.00	0.30	(f)	2.03	2.33	(0.50)	—	(0.50)	10.83	26.37	339,244	0.91		0.91		2.98	(f)	80
Seven months ended 02/28/10	8.21	0.11		0.93	1.04	(0.25)	—	(0.25)	9.00	12.64	186,423	0.91	(g)	0.91	(g)	2.17	(g)	46
Year ended 07/31/09	11.53	0.26		(3.43)	(3.17)	(0.14)	(0.01)	(0.15)	8.21	(27.36)	88,071	0.98		0.98		3.40		78
Year ended 07/31/08	14.86	0.28		(2.16)	(1.88)	(0.97)	(0.48)	(1.45)	11.53	(13.99)	62,633	0.91		0.91		2.13		59
Class R6
Six months ended 08/31/13	11.97	0.16		(0.67)	(0.51)	(0.12)	—	(0.12)	11.34	(4.30)	104,134	0.84	(e)	0.84	(e)	2.54	(e)	29
Year ended 02/28/13(h)	11.36	0.10		0.84	0.94	(0.33)	—	(0.33)	11.97	8.40	77,714	0.84	(g)	0.84	(g)	2.05	(g)	58

(a)	Calculated using average shares outstanding.
(b)	For the fiscal years ended February 29, 2012 and prior, amounts include redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $292,542, $10,757, $47,624, $18,548, $469,232, $357,754 and $102,415 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $2.63 per share owned of Westfield Group on December 13, 2010. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.18 and 1.81%; $0.10 and 1.06%; $0.10 and 1.06%; $0.15 and 1.56%; $0.20 and 2.06% and $0.23 and 2.33% for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
(g)	Annualized.
(h)	Commencement date of October 3, 2008 and September 24, 2012 for Class Y shares and Class R6 shares, respectively.

16                         Invesco Global Real Estate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2013 through August 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/13)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/13)	Expenses Paid During Period[2]
A	$1,000.00	$954.10	$6.99	$1,018.05	$7.22	1.42%
B	1,000.00	950.20	10.67	1,014.27	11.02	2.17
C	1,000.00	950.30	10.67	1,014.27	11.02	2.17
R	1,000.00	952.80	8.22	1,016.79	8.49	1.67
Y	1,000.00	955.40	5.77	1,019.31	5.96	1.17
R5	1,000.00	956.80	4.29	1,020.82	4.43	0.87
R6	1,000.00	957.00	4.14	1,020.97	4.28	0.84

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2013 through August 31, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

17                         Invesco Global Real Estate Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Global Real Estate Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior

Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages certain assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Global Real Estate Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of the performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year, three and five year periods. Invesco Advisers presented an analysis to the Board that included an explanation of reasons for differences in performance relative to that of the Fund’s peers,

18                         Invesco Global Real Estate Fund

including differences between the Fund’s investment strategies and the quality of underlying portfolio investments. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective advisory fee rate was below the effective advisory fee rate of one mutual fund advised by Invesco Advisers and below the total account fee of a mutual fund sub-advised by Invesco Advisers with investment strategies comparable to those of the Fund. The Board also noted that Invesco Advisers advises or sub-advises five funds with comparable investment strategies, but the fee structures were not comparable.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for certain other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

19                         Invesco Global Real Estate Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms
N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519                 GRE-SAR-1             Invesco Distributors, Inc.

Semiannual Report to Shareholders		August 31, 2013

Invesco High Yield Fund

Nasdaq: A: AMHYX ■ B: AHYBX ■ C: AHYCX ■ Y: AHHYX ■ Investor: HYINX R5: AHIYX ■ R6: HYIFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
18	Financial Statements
20	Notes to Financial Statements
29	Financial Highlights
30	Fund Expenses
31	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/13 to 8/31/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.11%
Class B Shares	-0.49
Class C Shares	-0.27
Class Y Shares	0.46
Investor Class Shares	0.11
Class R5 Shares	0.23
Class R6 Shares	0.27
Barclays U.S. Aggregate Index‚ (Broad Market Index)	-2.61
Barclays U.S. Corporate High Yield 2% Issuer Cap Index■ (Style-Specific Index)	0.84
Lipper High Current Yield Bond Funds Index■ (Peer Group Index)	0.93

Source(s): ‚Invesco, Barclays via FactSet Research Systems Inc.; ■ Lipper Inc.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Barclays U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index comprising US corporate, fixed-rate, noninvestment-grade debt with at least one year to maturity and at least $150 million in par outstanding. Index weights for each issuer are capped at 2%.

The Lipper High Current Yield Bond Funds Index is an unmanaged index considered representative of high-yield bond funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                Invesco High Yield Fund

Average Annual Total Returns

As of 8/31/13, including maximum applicable sales charges

Class A Shares
Inception (7/11/78)	7.85%
10 Years	7.91
5 Years	9.08
1 Year	2.54

Class B Shares
Inception (9/1/93)	4.63%
10 Years	7.73
5 Years	8.90
1 Year	1.03

Class C Shares
Inception (8/4/97)	2.83%
10 Years	7.55
5 Years	9.25
1 Year	5.28

Class Y Shares
10 Years	8.53%
5 Years	10.36
1 Year	7.33

Investor Class Shares
10 Years	8.39%
5 Years	10.07
1 Year	7.08

Class R5 Shares
10 Years	8.75%
5 Years	10.43
1 Year	7.34

Class R6 Shares
10 Years	8.41%
5 Years	10.12
1 Year	7.38

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.

    Investor Class shares incepted on September 30, 2003. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R5 Shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns

As of 6/30/13, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares
Inception (7/11/78)	7.85%
10 Years	7.86
5 Years	8.58
1 Year	4.42

Class B Shares
Inception (9/1/93)	4.61%
10 Years	7.67
5 Years	8.42
1 Year	3.32

Class C Shares
Inception (8/4/97)	2.80%
10 Years	7.50
5 Years	8.71
1 Year	7.34

Class Y Shares
10 Years	8.46%
5 Years	9.82
1 Year	9.40

Investor Class Shares
10 Years	8.33%
5 Years	9.54
1 Year	9.15

Class R5 Shares
10 Years	8.69%
5 Years	9.90
1 Year	9.41

Class R6 Shares
10 Years	8.34%
5 Years	9.57
1 Year	9.39

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of

Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares was 0.98%, 1.73%, 1.73%, 0.73%, 0.98%, 0.66% and 0.59%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                Invesco High Yield Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

    The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

    I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

   The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Enclosed in this semiannual report, you’ll find performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

    Our website, invesco.com/us, provides fund-specific as well as more general information from many of Invesco’s investment professionals. You’ll find in-depth articles, video clips and audio commentaries – and, of course, you also can access information about your Invesco account whenever it’s convenient for you.

    At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing, and it guides the way we:

■	Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.
■	Provide choices – We offer multiple investment strategies, allowing you and your financial adviser to build a portfolio that’s purpose-built for your needs.
■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                Invesco High Yield Fund

Schedule of Investments(a)

August 31, 2013

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–88.08%
Aerospace & Defense–2.19%
B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	$1,532,000	$1,524,340
Bombardier Inc. (Canada), Sr. Unsec. Notes,
5.75%, 03/15/22(b)	2,650,000	2,590,375
6.13%, 01/15/23(b)	1,089,000	1,069,943
7.75%, 03/15/20(b)	5,543,000	6,152,730
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/21(b)	4,447,000	4,191,297
GenCorp Inc., Sr. Sec. Gtd. Notes, 7.13%, 03/15/21(b)	6,690,000	7,057,950
Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/18	280,000	303,450
Kratos Defense & Security Solutions Inc., Sr. Sec. Gtd. Global Notes, 10.00%, 06/01/17	4,481,000	4,861,885
Sequa Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/17(b)	3,105,000	3,108,881
TransDigm Inc.,
Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	1,093,000	1,065,675
Sr. Unsec. Gtd. Sub. Notes, 7.50%, 07/15/21(b)	190,000	200,450
		32,126,976

Airlines–2.05%
Air Canada Pass Through Trust (Canada), Series 2013-1, Class B, Sec. Pass Through Ctfs., 5.38%, 05/15/21(b)	3,035,000	2,943,950
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	4,705,427	4,870,117
British Airways PLC (United Kingdom), Sec. Pass Through Ctfs., 5.63%, 06/20/20(b)	160,000	163,344
Continental Airlines Pass Through Trust,
Series 2000-2, Class B, Sec. Pass Through Ctfs., 8.31%, 04/02/18	205,902	215,167
Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	161,107	164,027
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	1,924,655	2,108,700
Series 2012-3, Class C, Sec. Pass Through Ctfs., 6.13%, 04/29/18	1,772,000	1,800,795

	Principal Amount	Value
Airlines–(continued)
UAL Pass Through Trust,
Series 2009-2, Class B, Sr. Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	$1,790,013	$2,014,883
Series 2007-1, Class B, Sr. Sec. Gtd. Global Pass Through Ctfs., 7.34%, 07/02/19	1,649,417	1,719,518
Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	1,807,855	2,056,435
United Continental Holdings Inc., Sr. Unsec. Gtd. Notes, 6.38%, 06/01/18	5,708,000	5,779,350
US Airways Pass Through Trust,
Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	2,464,396	2,430,510
Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 04/01/26	647,831	681,437
Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 04/01/21	648,532	703,657
Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	778,409	817,330
Series 2013-1, Class B, Sec. Gtd. Pass Through Ctfs., 5.38%, 11/15/21	1,585,000	1,525,563
		29,994,783

Alternative Carriers–1.48%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	920,000	1,009,700
Level 3 Communications Inc., Sr. Unsec. Global Notes,
8.88%, 06/01/19	3,501,000	3,737,317
11.88%, 02/01/19	5,223,000	5,993,392
Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes,
7.00%, 06/01/20	3,336,000	3,377,700
8.13%, 07/01/19	2,559,000	2,706,143
8.63%, 07/15/20	1,398,000	1,499,355
9.38%, 04/01/19	3,058,000	3,348,510
		21,672,117

Apparel Retail–0.42%
L Brands Inc., Sr. Unsec. Gtd. Global Notes,
5.63%, 02/15/22	1,585,000	1,594,906
8.50%, 06/15/19	2,840,000	3,386,700
Sr. Unsec. Gtd. Notes,
6.63%, 04/01/21	740,000	788,100
7.00%, 05/01/20	345,000	379,500
		6,149,206

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco High Yield Fund

	Principal Amount	Value
Apparel, Accessories & Luxury Goods–1.18%
Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	$8,823,000	$9,043,575
Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	5,949,000	6,365,430
PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	1,181,000	1,102,759
William Carter Co. (The), Sr. Unsec. Gtd. Notes, 5.25%, 08/15/21(b)	816,000	822,120
		17,333,884

Application Software–0.30%
Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	4,563,000	4,369,073

Asset Management & Custody Banks–0.01%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	215,000	213,388

Auto Parts & Equipment–1.33%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	7,105,000	7,566,825
American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes,
6.25%, 03/15/21	2,850,000	2,914,125
6.63%, 10/15/22	2,107,000	2,164,942
Dana Holding Corp., Sr. Unsec. Notes, 6.00%, 09/15/23	1,380,000	1,348,950
Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 5.63%, 05/31/20(b)	2,870,000	2,783,900
Schaeffler AG (Germany), Sr. Sec. Notes, 4.75%, 05/15/21(b)	1,800,000	1,707,293
Schaeffler Holding Finance BV (Germany), Sr. Sec. Gtd. PIK Notes, 6.88%, 08/15/18(b)	920,000	962,760
		19,448,795

Automobile Manufacturers–0.41%
Chrysler Group LLC/CG Co-Issuer Inc., Sr. Sec. Gtd. Global Notes, 8.00%, 06/15/19	5,490,000	5,984,100

Biotechnology–0.02%
Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	1,500,000	283,125

	Principal Amount	Value
Broadcasting–0.70%
Clear Channel Worldwide Holdings Inc.,
Series A, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	$1,298,000	$1,291,510
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	617,000	613,915
Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	225,000	225,563
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	6,438,000	6,486,285
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	1,096,000	1,101,480
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	553,000	543,668
		10,262,421

Building Products–3.32%
Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	7,317,000	7,280,415
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	8,673,000	8,781,413
Nortek Inc., Sr. Unsec. Gtd. Global Notes,
8.50%, 04/15/21	10,075,000	10,956,562
10.00%, 12/01/18	5,415,000	5,956,500
Ply Gem Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.38%, 04/15/17	1,152,000	1,218,240
USG Corp.,
Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	5,158,000	5,699,590
Sr. Unsec. Notes, 9.75%, 01/15/18	7,540,000	8,727,550
		48,620,270

Cable & Satellite–4.73%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	3,540,000	3,371,850
Cogeco Cable Inc. (Canada), Sr. Unsec. Gtd. Notes, 4.88%, 05/01/20(b)	100,000	96,500
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes,
5.00%, 03/15/23	6,236,000	5,799,480
5.13%, 05/01/20	5,643,000	5,487,817
5.88%, 07/15/22	2,225,000	2,188,844
Hughes Satellite Systems Corp.,
Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	4,030,000	4,261,725
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	1,174,000	1,267,920

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco High Yield Fund

	Principal Amount	Value
Cable & Satellite–(continued)
Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	$765,000	$820,463
7.50%, 04/01/21	3,055,000	3,314,675
Sr. Unsec. Gtd. Notes, 6.63%, 12/15/22(b)	6,050,000	6,065,125
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes,
7.75%, 06/01/21(b)	4,208,000	4,355,280
8.13%, 06/01/23(b)	4,654,000	4,886,700
Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	4,945,000	5,105,712
Ono Finance II PLC (Spain), Sr. Unsec. Gtd. Notes, 10.88%, 07/15/19(b)	5,720,000	5,920,200
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	5,235,000	5,656,428
ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	7,327,000	7,711,667
Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.38%, 04/15/23(b)	3,015,000	3,007,463
		69,317,849

Casinos & Gaming–3.86%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes,
9.00%, 07/01/20	4,245,000	4,573,988
9.13%, 12/01/18	1,290,000	1,412,550
Caesars Entertainment Operating Co. Inc.,
Sec. Gtd. Global Notes, 10.00%, 12/15/15	1,160,000	1,006,300
Sr. Sec. Gtd. Global Notes, 9.00%, 02/15/20	5,617,000	5,420,405
9.00%, 02/15/20	3,677,000	3,548,305
CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. Global PIK Notes, 10.75%, 01/15/17	5,804,008	6,290,094
Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)	1,945,000	1,001,675
MCE Finance Ltd. (China), Sr. Unsec. Gtd. Notes, 5.00%, 02/15/21(b)	1,806,000	1,675,065
MGM Resorts International,
Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	1,425,000	1,697,531
Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	3,080,000	3,141,600
Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	13,288,000	14,218,160
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	4,140,000	4,460,850
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	5,183,000	5,532,852

	Principal Amount	Value
Casinos & Gaming–(continued)
Snoqualmie Entertainment Authority, Sr. Sec. Notes, 9.13%, 02/01/15(b)	$2,402,000	$2,402,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes, 7.75%, 08/15/20	175,000	196,000
		56,577,375

Coal & Consumable Fuels–1.29%
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes,
6.38%, 03/01/21	167,000	169,505
8.25%, 04/01/20	7,515,000	7,984,687
Peabody Energy Corp.,
Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/18	5,121,000	5,108,198
Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	5,606,000	5,591,985
		18,854,375

Communications Equipment–0.91%
Avaya Inc.,
Sec. Gtd. Notes, 10.50%, 03/01/21(b)	2,571,000	1,979,670
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	7,595,000	6,958,919
9.00%, 04/01/19(b)	4,499,000	4,319,040
		13,257,629

Computer & Electronics Retail–0.46%
Rent-A-Center Inc.,
Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	5,515,000	5,797,644
Sr. Unsec. Notes, 4.75%, 05/01/21(b)	1,000,000	932,500
		6,730,144

Computer Storage & Peripherals–0.96%
Seagate HDD Cayman,
Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	7,393,000	8,021,405
Sr. Unsec. Gtd. Notes, 4.75%, 06/01/23(b)	6,445,000	5,961,625
		13,983,030

Construction & Engineering–1.64%
Abengoa Finance S.A.U. (Spain), Sr. Unsec. Gtd. Notes, 8.88%, 11/01/17(b)	3,125,000	2,924,285
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	8,210,000	8,682,075
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	11,835,000	12,367,575
		23,973,935

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco High Yield Fund

	Principal Amount	Value
Construction & Farm Machinery & Heavy Trucks–1.30%
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	$5,139,000	$5,151,847
Manitowoc Co. Inc. (The),
Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	4,170,000	4,138,725
Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	3,020,000	3,359,750
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	4,768,000	4,768,000
Terex Corp.,
Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	883,000	891,830
Sr. Unsec. Gtd. Notes, 6.50%, 04/01/20	500,000	521,250
Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	158,000	167,875
		18,999,277

Construction Materials–1.19%
Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Notes, 9.50%, 12/14/16(b)	1,552,000	1,648,003
Cemex S.A.B de C.V. (Mexico), Sr. Sec. Gtd. Notes, 5.88%, 03/25/19(b)	6,105,000	5,852,883
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	8,983,000	9,858,842
		17,359,728

Consumer Finance–0.85%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes,
7.50%, 09/15/20	4,646,000	5,249,980
8.00%, 03/15/20	6,261,000	7,247,107
		12,497,087

Data Processing & Outsourced Services–2.68%
CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	9,651,000	10,350,697
First Data Corp.,
Sec. Gtd. Notes, 8.25%, 01/15/21(b)	16,025,000	16,465,687
Sr. Sec. Gtd. Notes, 6.75%, 11/01/20(b)	2,928,000	2,993,880
7.38%, 06/15/19(b)	2,102,000	2,186,080
Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	2,950,000	3,208,125
Sr. Unsec. Gtd. Sub. Notes, 11.75%, 08/15/21(b)	1,782,000	1,675,080
WEX Inc., Sr. Unsec. Gtd. Notes, 4.75%, 02/01/23(b)	2,573,000	2,347,863
		39,227,412

Distillers & Vintners–0.27%
CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Global Notes, 8.00%, 04/30/18(d)	3,469,090	3,153,531
Constellation Brands Inc., Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	693,000	732,848
		3,886,379

	Principal Amount	Value
Distributors–0.03%
American Builders & Contractors Supply Co. Inc., Sr. Unsec. Notes, 5.63%, 04/15/21(b)	$495,000	$481,388

Diversified Banks–0.32%
RBS Capital Trust II (United Kingdom), Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%, 12/29/49(e)	2,409,000	2,029,583
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	2,788,000	2,681,486
		4,711,069

Diversified Chemicals–0.09%
Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(b)	868,000	824,600
Ineos Holdings Ltd. (Switzerland), Sr. Unsec. Gtd. Notes, 6.13%, 08/15/18(b)	534,000	517,980
		1,342,580

Diversified Metals & Mining–1.64%
FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes,
6.88%, 04/01/22(b)	2,646,000	2,626,155
8.25%, 11/01/19(b)	7,449,000	7,933,185
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	2,371,000	2,276,160
Vedanta Resources PLC (India), Sr. Unsec. Notes,
6.00%, 01/31/19(b)	2,880,000	2,608,206
9.50%, 07/18/18(b)	5,030,000	5,250,119
Walter Energy Inc., Sr. Unsec. Gtd. Notes,
8.50%, 04/15/21(b)	2,335,000	1,856,325
9.88%, 12/15/20(b)	1,810,000	1,524,925
		24,075,075

Electric Utilities–0.00%
LSP Energy L.P./LSP Batesville Funding Corp.,
Series C, Sr. Sec. Mortgage Bonds, 7.16%, 01/15/14(c)	4,615,000	0
Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(c)	3,845,000	0
		0

Electrical Components & Equipment–0.22%
Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	3,300,000	3,217,500

Electronic Manufacturing Services–0.51%
Sanmina Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	7,158,000	7,533,795

Environmental & Facilities Services–0.29%
Clean Harbors Inc., Sr. Unsec. Gtd. Global Notes,
5.13%, 06/01/21	910,000	889,525
5.25%, 08/01/20	915,000	908,138

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco High Yield Fund

	Principal Amount	Value
Environmental & Facilities Services–(continued)
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	$2,230,000	$2,413,975
		4,211,638

Forest Products–0.24%
Boise Cascade Co.,
Sr. Unsec. Gtd. Global Notes, 6.38%, 11/01/20	2,135,000	2,215,062
Sr. Unsec. Gtd. Notes, 6.38%, 11/01/20(b)	1,157,000	1,200,388
Emerald Plantation Holdings Ltd. (Cayman Islands), Sr. Sec. Gtd. Global PIK Notes, 6.00%, 01/30/20(f)	89,275	37,888
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes 6.25%, 10/21/17(b)(c)(f)	515,000	2,575
		3,455,913

Gas Utilities–1.10%
AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	854,000	905,240
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	6,027,000	6,057,135
Suburban Propane Partners, L.P./Suburban Energy Finance Corp.,
Sr. Unsec. Global Notes, 7.38%, 08/01/21	3,130,000	3,309,975
Sr. Unsec. Notes, 7.38%, 03/15/20	5,496,000	5,866,980
		16,139,330

Gold–0.21%
Eldorado Gold Corp. (Canada), Sr. Unsec. Notes, 6.13%, 12/15/20(b)	3,260,000	3,129,600

Health Care Equipment–0.76%
Biomet Inc.,
Sr. Unsec. Gtd. Global Notes, 6.50%, 08/01/20	1,978,000	2,037,340
Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 10/01/20	3,388,000	3,396,470
DJO Finance LLC/Corp.,
Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	604,000	597,205
Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	1,559,000	1,578,487
Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	3,395,000	3,547,775
		11,157,277

Health Care Facilities–1.57%
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	5,697,000	5,739,727

	Principal Amount	Value
Health Care Facilities–(continued)
HCA, Inc.,
Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	$3,065,000	$3,179,937
Sr. Unsec. Gtd. Global Notes, 5.88%, 05/01/23	7,636,000	7,502,370
Tenet Healthcare Corp.,
Sr. Sec. Gtd. Global Notes, 4.75%, 06/01/20	418,000	397,623
Sr. Unsec. Global Notes, 6.75%, 02/01/20	3,253,000	3,220,470
8.00%, 08/01/20	2,878,000	3,000,315
		23,040,442

Health Care Services–0.48%
DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 08/15/22	1,980,000	1,970,100
Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	4,833,000	5,086,733
		7,056,833

Homebuilding–3.50%
Beazer Homes USA Inc.,
Sr. Unsec. Gtd. Global Notes, 7.25%, 02/01/23	2,688,000	2,714,880
Sr. Unsec. Gtd. Notes, 9.13%, 06/15/18	2,397,000	2,531,831
K. Hovnanian Enterprises Inc.,
Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	4,951,000	5,260,437
Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/16	7,078,000	7,308,035
Sr. Unsec. Gtd. Notes, 7.50%, 05/15/16	1,517,000	1,606,124
11.88%, 10/15/15	1,083,000	1,234,620
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/22	1,480,000	1,550,300
Lennar Corp.,
Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	4,802,000	5,228,177
Sr. Unsec. Gtd. Notes, 5.00%, 11/15/22(b)	4,566,000	4,206,428
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	5,320,000	5,705,700
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	3,300,000	3,564,000
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	3,901,000	3,623,054
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	4,679,000	5,146,900
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	1,509,000	1,535,408
		51,215,894

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco High Yield Fund

	Principal Amount	Value
Hotels, Resorts & Cruise Lines–0.22%
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes,
5.25%, 11/15/22	$395,000	$387,100
7.25%, 03/15/18	590,000	682,925
7.50%, 10/15/27	2,034,000	2,206,890
		3,276,915

Household Products–0.40%
Central Garden & Pet Co., Sr. Unsec. Gtd. Sub. Notes, 8.25%, 03/01/18	3,832,000	3,712,250
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Sr. Sec. Gtd. Global Notes,
5.75%, 10/15/20	1,675,000	1,666,625
7.13%, 04/15/19	445,000	475,594
		5,854,469

Housewares & Specialties–0.22%
American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	3,215,000	3,158,738

Independent Power Producers & Energy Traders–0.73%
AES Corp. (The), Sr. Unsec. Global Notes, 7.38%, 07/01/21	4,519,000	4,959,602
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes,
6.63%, 03/15/23	1,233,000	1,229,918
7.63%, 01/15/18	176,000	195,800
7.88%, 05/15/21	1,110,000	1,198,800
Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	2,835,987	3,038,052
		10,622,172

Industrial Conglomerates–0.30%
Indalex Holding Corp., Series B, Sec. Gtd. Global Notes, 11.50%, 02/01/14(c)	3,260,000	0
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	4,349,000	4,376,181
		4,376,181

Industrial Machinery–0.15%
Actuant Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/15/22	1,712,000	1,724,840
Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	455,000	479,456
		2,204,296

Internet Software & Services–0.94%
Bankrate Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/18(b)	1,660,000	1,655,850
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	4,854,000	4,914,675
Equinix Inc., Sr. Unsec. Notes,
5.38%, 04/01/23	5,355,000	5,127,413
7.00%, 07/15/21	450,000	483,750

	Principal Amount	Value
Internet Software & Services–(continued)
VeriSign Inc., Sr. Unsec. Gtd. Notes, 4.63%, 05/01/23(b)	$1,703,000	$1,590,176
		13,771,864

Leisure Facilities–0.21%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	2,835,000	2,707,425
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	290,000	308,125
		3,015,550

Marine–0.12%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	1,720,000	1,793,100

Movies & Entertainment–1.56%
Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 12/15/22	3,693,000	3,471,420
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	4,398,000	4,551,930
Gibson Brands Inc., Sr. Sec. Notes, 8.88%, 08/01/18(b)	950,000	976,125
Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	8,570,000	8,955,650
Outerwall Inc., Sr. Unsec. Gtd. Notes, 6.00%, 03/15/19(b)	4,841,000	4,853,102
		22,808,227

Multi-Line Insurance–0.78%
American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	3,027,000	3,564,979
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	2,330,000	2,379,629
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	4,780,000	5,425,300
		11,369,908

Office Services & Supplies–0.09%
Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	1,241,000	1,332,524

Oil & Gas Drilling–0.48%
Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	480,000	515,400
Parker Drilling Co., Sr. Unsec. Gtd. Notes, 7.50%, 08/01/20(b)	2,805,000	2,783,963
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	3,569,000	3,756,372
		7,055,735

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco High Yield Fund

	Principal Amount	Value
Oil & Gas Equipment & Services–1.65%
Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	$4,298,000	$4,480,665
Calfrac Holdings L.P. (Canada), Sr. Unsec. Gtd. Notes, 7.50%, 12/01/20(b)	7,579,000	7,673,737
Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/21(b)	1,745,000	1,690,469
Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	8,795,000	8,948,912
Hiland Partners L.P./Hiland Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/20(b)	400,000	417,000
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	893,000	886,303
		24,097,086

Oil & Gas Exploration & Production–6.76%
Berry Petroleum Co., Sr. Unsec. Notes,
6.38%, 09/15/22	5,562,000	5,562,000
6.75%, 11/01/20	85,000	87,550
Bonanza Creek Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/21	6,157,000	6,295,532
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes,
7.63%, 11/15/22	3,157,000	3,204,355
8.25%, 09/01/21	4,247,000	4,469,967
Chesapeake Energy Corp.,
Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	3,013,000	3,276,637
Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	1,222,000	1,276,990
6.63%, 08/15/20	1,462,000	1,573,478
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	6,238,000	6,362,760
Endeavor Energy Resources, L.P./EER Finance, Inc., Sr. Unsec. Notes, 7.00%, 08/15/21(b)	5,799,000	5,741,010
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	6,138,000	6,168,690
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	5,423,000	5,341,655
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/21	9,818,000	9,867,090
Kodiak Oil & Gas Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/01/22(b)	1,104,000	1,098,480
Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	593,000	631,545
Legacy Reserves L.P./Legacy Reserves Finance Corp., Sr. Unsec. Gtd. Notes, 6.63%, 12/01/21(b)	1,821,000	1,748,160
MEG Energy Corp. (Canada), Sr. Unsec. Gtd. Notes,
6.38%, 01/30/23(b)	2,903,000	2,910,258
6.50%, 03/15/21(b)	1,093,000	1,120,325

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Memorial Production Partners L.P./Memorial Production Finance Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/01/21	$8,163,000	$7,918,110
QEP Resources Inc.,
Sr. Unsec. Global Notes, 5.25%, 05/01/23	140,000	132,300
Sr. Unsec. Notes, 5.38%, 10/01/22	5,308,000	5,122,220
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes,
5.00%, 08/15/22	825,000	809,531
5.75%, 06/01/21	2,725,000	2,888,500
Rosetta Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/21	2,517,000	2,435,198
SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	7,506,000	7,506,000
SM Energy Co., Sr. Unsec. Global Notes,
6.50%, 11/15/21	1,730,000	1,833,800
6.50%, 01/01/23	1,235,000	1,290,575
6.63%, 02/15/19	285,000	298,538
WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	2,025,000	2,035,125
		99,006,379

Oil & Gas Refining & Marketing–0.55%
CVR Refining LLC/Coffeyville Finance Inc., Sec. Gtd. Notes, 6.50%, 11/01/22(b)	6,048,000	5,851,440
Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp., Sec. Gtd. Notes, 6.50%, 04/15/21(b)	225,000	221,625
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	1,760,000	1,958,000
		8,031,065

Oil & Gas Storage & Transportation–4.01%
Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes,
5.88%, 04/15/21	4,850,000	4,995,500
6.13%, 07/15/22	533,000	550,323
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Notes,
5.88%, 08/01/23(b)	1,487,000	1,401,497
6.63%, 10/01/20(b)	1,500,000	1,515,000
6.63%, 10/01/20(b)	5,852,000	5,910,520
Crosstex Energy L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 06/01/22	3,902,000	4,028,815
Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 06/01/19	3,308,000	3,332,810
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	435,000	475,238

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco High Yield Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Inergy Midstream L.P./NRGM Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 12/15/20(b)	$7,759,000	$7,739,602
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes,
5.50%, 02/15/23	3,241,000	3,200,487
6.50%, 08/15/21	3,250,000	3,473,437
Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp. II, Sr. Unsec. Gtd. Notes, 6.50%, 05/15/21(b)	3,024,000	2,857,680
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 07/15/21	1,140,000	1,214,100
Sabine Pass Liquefaction LLC, Sr. Sec. Notes, 5.63%, 02/01/21(b)	205,000	195,775
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes,
6.38%, 08/01/22	869,000	903,760
6.88%, 02/01/21	7,538,000	8,027,970
Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	2,460,000	2,669,100
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Notes,
5.88%, 10/01/20(b)	4,900,000	4,912,250
6.13%, 10/15/21(b)	1,365,000	1,368,413
		58,772,277

Other Diversified Financial Services–1.41%
Citigroup Inc., Series A, Jr. Unsec. Sub. Global Notes, 5.95%,(e)	8,010,000	7,669,575
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec. Notes, 7.38%, 04/01/20(b)	7,910,000	7,910,000
Oxford Finance LLC/Oxford Finance Co-Issuer Inc., Sr. Unsec. Notes, 7.25%, 01/15/18(b)	4,915,000	5,062,450
		20,642,025

Packaged Foods & Meats–1.31%
JBS SA (Brazil), Sr. Unsec. Notes, 10.50%, 08/04/16(b)	600,000	655,500
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	7,059,000	7,482,540
Simmons Foods Inc., Sr. Sec. Notes, 10.50%, 11/01/17(b)	4,517,000	4,844,482
Sun Merger Sub, Inc., Sr. Unsec. Notes,
5.25%, 08/01/18(b)	1,148,000	1,153,740
5.88%, 08/01/21(b)	1,148,000	1,148,000
Wells Enterprises Inc., Sr. Sec. Notes, 6.75%, 02/01/20(b)	3,830,000	3,964,050
		19,248,312

Paper Packaging–0.34%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	4,686,000	4,978,875

	Principal Amount	Value
Paper Products–0.46%
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	$180,000	$193,950
Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(b)	1,073,000	1,024,715
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	5,578,000	5,591,945
		6,810,610

Personal Products–0.08%
First Quality Finance Co. Inc., Sr. Unsec. Notes, 4.63%, 05/15/21(b)	843,000	781,882
Revlon Consumer Products Corp., Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	363,000	349,388
		1,131,270

Pharmaceuticals–0.33%
Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes, 6.38%, 10/15/20(b)	665,000	678,300
VPII Escrow Corp., Sr. Unsec. Notes,
6.75%, 08/15/18(b)	190,000	201,400
7.50%, 07/15/21(b)	3,690,000	3,975,975
		4,855,675

Real Estate Services–0.27%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	3,775,000	4,020,375

Regional Banks–1.86%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	1,245,000	1,305,839
Regions Bank, Unsec. Sub. Global Notes, 6.45%, 06/26/37	2,124,000	2,214,469
Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	3,384,000	3,635,352
Synovus Financial Corp.,
Sr. Unsec. Global Notes, 7.88%, 02/15/19	2,825,000	3,269,938
Unsec. Sub. Global Notes, 5.13%, 06/15/17	10,537,000	10,774,082
Zions Bancorp., Series I, Jr. Unsec. Sub. Notes, 5.80%, 12/31/49(e)	6,815,000	6,014,237
		27,213,917

Research & Consulting Services–0.45%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes,
6.00%, 11/15/22	1,820,000	1,806,350
6.75%, 10/01/20	4,435,000	4,712,188
		6,518,538
Semiconductor Equipment–0.74%
Amkor Technology Inc.,
Sr. Unsec. Global Notes, 6.63%, 06/01/21	8,462,000	8,366,802

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco High Yield Fund

	Principal Amount	Value
Semiconductor Equipment–(continued)
Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/18	$2,348,000	$2,477,140
		10,843,942

Semiconductors–1.33%
Freescale Semiconductor Inc., Sr. Unsec. Gtd. Global Notes,
8.05%, 02/01/20	5,716,000	5,958,930
10.75%, 08/01/20	5,069,000	5,601,245
NXP BV/NXP Funding LLC (Netherlands),
Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	4,645,000	4,668,225
Sr. Unsec. Notes, 5.75%, 03/15/23(b)	3,310,000	3,268,625
		19,497,025

Sovereign Debt–0.32%
Slovenia Government International Bond (Slovenia),
Sr. Unsec. Bond, 5.85%, 05/10/23(b)	2,286,000	2,160,270
Sr. Unsec. Notes, 4.75%, 05/10/18(b)	2,612,000	2,533,640
		4,693,910

Specialized Finance–3.53%
Air Lease Corp.,
Sr. Unsec. Global Notes, 5.63%, 04/01/17	6,329,000	6,797,346
Sr. Unsec. Gtd. Global Notes, 4.75%, 03/01/20	5,506,000	5,492,235
Aircastle Ltd., Sr. Unsec. Global Notes,
6.25%, 12/01/19	553,000	579,268
6.75%, 04/15/17	8,698,000	9,241,625
7.63%, 04/15/20	4,412,000	4,908,350
CIT Group Inc.,
Sr. Unsec. Global Notes, 5.00%, 08/15/22	5,543,000	5,251,992
Sr. Unsec. Notes, 5.50%, 02/15/19(b)	4,948,000	5,096,440
International Lease Finance Corp.,
Sr. Sec. Gtd. Notes, 7.13%, 09/01/18(b)	3,370,000	3,755,444
Sr. Unsec. Global Notes,
4.63%, 04/15/21	1,605,000	1,480,613
5.88%, 04/01/19	1,405,000	1,428,709
5.88%, 08/15/22	6,035,000	5,887,897
Sr. Unsec. Notes, 8.25%, 12/15/20	1,590,000	1,776,825
		51,696,744

Specialized REIT’s–0.30%
Geo Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.13%, 04/01/23(b)	445,000	411,625

	Principal Amount	Value
Specialized REIT’s–(continued)
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	$3,688,000	$3,927,720
		4,339,345

Specialty Chemicals–0.96%
Chemtura Corp., Sr. Unsec. Gtd. Notes, 5.75%, 07/15/21	2,469,000	2,456,655
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	1,757,000	1,875,597
PolyOne Corp., Sr. Unsec. Notes,
5.25%, 03/15/23(b)	5,495,000	5,302,675
7.38%, 09/15/20	627,000	694,403
PQ Corp., Sr. Sec. Notes, 8.75%, 05/01/18(b)	2,865,000	3,029,737
U.S. Coatings Acquisition Inc./Axalta Coating Systems Dutch Holding B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 7.38%, 05/01/21(b)	640,000	660,800
		14,019,867

Specialty Stores–0.29%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	3,965,000	4,272,288

Steel–1.54%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.75%, 02/25/22	1,517,000	1,550,140
Commercial Metals Co., Sr. Unsec. Notes, 4.88%, 05/15/23	1,140,000	1,026,000
Steel Dynamics Inc., Sr. Unsec. Gtd. Global Notes, 6.13%, 08/15/19	5,171,000	5,416,622
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	8,045,000	8,386,912
United States Steel Corp.,
Sr. Unsec. Global Notes, 7.50%, 03/15/22	3,780,000	3,798,900
Sr. Unsec. Notes, 7.00%, 02/01/18	2,189,000	2,314,868
		22,493,442

Technology Distributors–0.26%
Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	3,643,000	3,779,613

Tires & Rubber–0.37%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	4,024,000	4,205,080
Goodyear Tire & Rubber Co., Sr. Unsec. Gtd. Notes, 6.50%, 03/01/21	1,133,000	1,147,163
		5,352,243

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco High Yield Fund

	Principal Amount	Value
Trading Companies & Distributors–0.25%
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 09/01/22	$780,000	$834,600
United Rentals North America Inc.,
Sr. Sec. Gtd. Global Notes, 5.75%, 07/15/18	403,000	432,218
Sr. Unsec. Global Notes, 8.25%, 02/01/21	2,195,000	2,430,962
		3,697,780

Trucking–0.51%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 9.75%, 03/15/20	2,488,000	2,864,310
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes,
5.88%, 10/15/20	1,385,000	1,423,087
6.75%, 04/15/19	215,000	230,319
7.38%, 01/15/21	2,705,000	2,931,544
		7,449,260

Wireless Telecommunication Services–7.49%
Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	14,775,000	16,861,969
Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(b)	3,525,000	3,754,125
Digicel Ltd. (Jamaica), Sr. Unsec. Notes,
6.00%, 04/15/21(b)	3,985,000	3,955,112
7.00%, 02/15/20(b)	3,065,000	3,110,975
eAccess Ltd. (Japan), Sr. Unsec. Gtd. Notes, 8.25%, 04/01/18(b)	3,460,000	3,814,650
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes,
6.25%, 04/01/21(b)	5,093,000	5,105,732
6.63%, 11/15/20	8,250,000	8,621,250
6.63%, 04/01/23(b)	5,318,000	5,304,705
SBA Communications Corp., Sr. Unsec. Global Notes, 5.63%, 10/01/19	2,860,000	2,824,250
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes,
6.88%, 11/15/28	9,136,000	8,290,920
6.90%, 05/01/19	2,997,000	3,101,895
Sprint Communications Inc., Sr. Unsec. Global Notes,
6.00%, 11/15/22	7,483,000	7,015,312
7.00%, 08/15/20	2,217,000	2,300,138
11.50%, 11/15/21	2,103,000	2,765,445
Sr. Unsec. Gtd. Notes,
7.00%, 03/01/20(b)	4,480,000	4,838,400
9.00%, 11/15/18(b)	3,583,000	4,210,025
Sr. Unsec. Notes,
8.38%, 08/15/17	2,115,000	2,389,950

	Principal Amount		Value
Wireless Telecommunication Services–(continued)
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Russia),
Sr. Unsec. Loan Participation Notes, 7.75%, 02/02/21(b)		$1,200,000	$1,242,000
REGS, Sr. Unsec. Euro Loan Participation Notes, 7.75%, 02/02/21(b)		5,000,000	5,175,000
VimpelCom Holdings B.V. (Russia), Sr. Unsec. Gtd. Notes, 5.95%, 02/13/23(b)		1,500,000	1,342,839
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Notes, 11.75%, 07/15/17(b)		9,474,000	9,947,700
Wind Telecomunicazioni S.p.A. (Italy), Sr. Sec. Gtd. Notes, 7.25%, 02/15/18(b)		3,650,000	3,759,500
			109,731,892
Total U.S. Dollar Denominated Bonds and Notes (Cost $1,310,140,506)			1,289,724,126

Non-U.S. Dollar Denominated Bonds & Notes–7.22%(g)
Apparel, Accessories & Luxury Goods–0.18%
Boardriders S.A., Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	1,985,000	2,682,402

Broadcasting–0.62%
Central European Media Enterprises Ltd. (Czech Republic), REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	3,145,000	4,405,818
CET 21 spol sro (Czech Republic), Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	1,785,000	2,535,985
Polish Television Holding B.V. (Poland), Sr. Sec. Notes, 11.25%, 05/15/17(b)(d)	EUR	1,525,000	2,121,251
			9,063,054

Cable & Satellite–0.61%
Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	EUR	2,225,000	3,111,848
Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/23(b)	GBP	2,000,000	3,130,394
REGS, Sr. Unsec. Gtd. Euro Notes, 7.00%, 04/15/23(b)	GBP	1,700,000	2,660,835
			8,903,077

Casinos & Gaming–1.00%
Codere Finance Luxembourg S.A. (Spain),
Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	3,280,000	2,191,612
REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	1,850,000	1,236,123

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco High Yield Fund

	Principal Amount		Value
Casinos & Gaming–(continued)
Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(b)	GBP	3,305,000	$5,480,282
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	5,878,000	5,706,119
			14,614,136

Construction Materials–0.62%
Manutencoop Facility Management SpA (Italy), Sr. Sec. Gtd. Notes, 8.50%, 08/01/20(b)	EUR	2,680,000	3,355,939
Obrascon Huarte Lain S.A. (Spain), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.63%, 03/15/20(b)	EUR	1,600,000	2,225,744
Spie BondCo 3 SCA (Luxembourg), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 11.00%, 08/15/19(b)	EUR	2,370,000	3,511,970
			9,093,653

Diversified Banks–0.25%
Co-Operative Group Holdings (2011) (United Kingdom), Sr. Unsec. Gtd. Euro Notes, 6.88%, 07/08/20	GBP	2,485,000	3,668,082

Food Distributors–0.60%
Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	5,400,000	8,765,878

Hotels, Resorts & Cruise Lines–0.21%
Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 7.75%, 06/15/20(b)	EUR	2,330,000	3,082,792

Independent Power Producers & Energy Traders–0.22%
Infinis PLC (United Kingdom), Sr. Sec. Notes, 7.00%, 02/15/19(b)	GBP	2,020,000	3,255,610

Leisure Facilities–0.55%
Cirsa Funding Luxembourg S.A. (Spain), Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	3,417,000	4,606,225
REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	2,550,000	3,437,482
			8,043,707

Metal & Glass Containers–0.16%
Greif Luxembourg Finance SCA, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.38%, 07/15/21(b)	EUR	1,590,000	2,385,025

	Principal Amount		Value
Multi-Sector Holdings–0.37%
KM Germany Holdings GmbH (Germany), Sr. Sec. Gtd. Notes, 8.75%, 12/15/20(b)	EUR	2,335,000	$3,301,951
Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	1,365,000	2,194,666
			5,496,617

Other Diversified Financial Services–0.94%
AG Spring Finance II Ltd. (Spain), Sr. Sec. Notes, 9.50%, 06/01/19(b)	EUR	1,520,000	1,998,788
REGS, Sr. Sec. Euro Notes, 9.50%, 06/01/19(b)	EUR	600,000	788,995
Boats Investments Netherlands B.V. (Netherlands), REGS -Series 97, Sr. Sec. PIK Medium-Term Mortgage Euro Notes, 11.00%, 03/31/17(b)	EUR	1,361,238	833,039
Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP	430,000	752,999
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(b)	GBP	2,925,000	5,122,146
Numericable Finance & Co. SCA (Luxembourg), REGS, Sr. Sec. Euro Notes, 12.38%, 02/15/19(b)	EUR	505,000	795,884
TVN Finance Corp II AB (Poland), Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	2,500,000	3,542,218
			13,834,069

Paper Packaging–0.13%
M&G Finance Luxembourg S.A. (Luxembourg), Jr. Unsec. Gtd. Sub. Euro Notes, 7.50%,(e)	EUR	4,400,000	1,889,888

Research & Consulting Services–0.14%
La Financiere Atalian S.A. (France), REGS, Sr. Unsec. Euro Bonds, 7.25%, 01/15/20(b)	EUR	1,550,000	2,007,510

Sovereign Debt–0.14%
Takko Luxembourg 2 S.C.A. (Germany), Sr. Sec. Gtd. Notes, 9.88%, 04/15/19(b)	EUR	1,615,000	2,022,329

Systems Software–0.09%
TeamSystem Holdings SpA (Italy), Sr. Sec. Gtd. Bonds, 7.38%, 05/15/20(b)	EUR	1,000,000	1,298,472

Wireless Telecommunication Services–0.39%
Matterhorn Mobile Holdings S.A. (Luxembourg), REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 8.25%, 02/15/20(b)	EUR	1,420,000	2,004,624

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco High Yield Fund

	Principal Amount		Value
Wireless Telecommunication Services–(continued)
Mobile Challenger Intermediate Group S.A. (Switzerland), Sr. Sec. PIK Notes, 8.75%, 03/15/19(b)	EUR	1,000,000	$1,318,296
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Notes, 11.75%, 07/15/17(b)	EUR	1,675,000	2,326,688
			5,649,608
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $108,283,098)			105,755,909

	Shares
Preferred Stocks–2.33%
Automobile Manufacturers–0.34%
General Motors Co., Series B, $2.38 Conv. Pfd.		101,080	4,918,553

Consumer Finance–0.39%
Ally Financial, Inc., Series G, 7.00% Pfd.(b)		6,152	5,756,734

Diversified Banks–0.42%
Royal Bank of Scotland Group PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.		268,180	6,152,049

Industrial REIT’s–0.08%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.		49,835	1,209,495

Investment Banking & Brokerage–0.24%
Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.		157,225	3,561,146

Multi-Line Insurance–0.55%
Hartford Financial Services Group Inc. (The), 7.88% Jr. Sub. Pfd.		290,255	8,077,797

Regional Banks–0.14%
Zions Bancorp., Series G, 6.30% Pfd.		11,430	282,121
Zions Bancorp., Series H, 5.75% Pfd.		82,000	1,798,260
			2,080,381

Tires & Rubber–0.17%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.		40,995	2,406,407
Total Preferred Stocks (Cost $30,423,719)			34,162,562

Common Stocks & Other Equity Interests–1.11%
Apparel, Accessories & Luxury Goods–0.00%
HCI Direct, Inc.–Class A(h)		1,000	0

Automobile Manufacturers–0.46%
General Motors Co.(h)(i)		85,856	2,925,973
General Motors Co.–Wts. expiring 07/10/16(h)(i)		78,052	1,924,762
General Motors Co.–Wts. expiring 07/10/19(h)(i)		78,052	1,340,153
Motors Liquidation Co. GUC Trust(h)		21,555	649,883
			6,840,771

	Shares	Value
Broadcasting–0.01%
Adelphia Communications Corp.(j)	50,250	$39,195
Adelphia Recovery Trust–Series ACC-1(j)	4,846,549	13,570
Adelphia Recovery Trust–Series Arahova(j)	2,211,702	44,898
		97,663
Construction Materials–0.28%
U.S. Concrete, Inc.(h)	209,869	4,109,235

Forest Products–0.00%
Emerald Plantation Holdings Ltd. (Cayman Islands)(f)(h)	79,899	11,985

Integrated Telecommunication Services–0.25%
Hawaiian Telcom Holdco Inc.–Wts. expiring 10/28/15(h)	22,376	274,106
Largo Ltd.–Class A (Luxembourg)(h)	312,510	338,671
Largo Ltd.–Class B (Luxembourg)(h)	2,812,600	3,048,048
Ventelo, Inc. (United Kingdom) (Acquired 06/28/02; Cost $0)(b)(h)	73,021	0
		3,660,825

Leisure Products–0.00%
HF Holdings, Inc. (Acquired 09/29/09; Cost $6,855,236)(b)(h)	36,820	0

Paper Products–0.08%
NewPage Holdings Inc. (08/29/11; Cost $3,061,958)(b)(k)	14,192	1,135,360

Publishing–0.00%
Reader’s Digest Association Inc. (The) (China),–Wts. expiring 02/19/14	9,814	0

Semiconductors–0.03%
Magnachip Semiconductor Corp. (South Korea)(h)	20,834	426,055
Total Common Stocks & Other Equity Interests (Cost $56,411,075)		16,281,894

	Principal Amount
Senior Secured Floating Rate Interest Loans–0.85%
Health Care Facilities–0.85%
Community Health Systems Inc., First Lien Term Loan, 0.00%, 07/30/14(l)(m)	$3,970,444	3,970,444
Term Loan, 0.00%, 07/30/14(l)(m)	4,276,556	4,276,556
Tenet Healthcare Corp., Term Loan, 0.00%, 06/24/14(l)(m)	4,140,000	4,140,000
Total Senior Secured Floating Rate Interest Loans (Cost $12,387,000)		12,387,000
TOTAL INVESTMENTS–99.59% (Cost $1,517,645,398)		1,458,311,491
OTHER ASSETS LESS LIABILITIES–0.41%		5,962,681
NET ASSETS–100.00%		$1,464,274,172

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco High Yield Fund

Investment Abbreviations:

CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
PIK	– Payment in Kind
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $561,088,391, which represented 38.32% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2013 was $2,575, which represented less than 1% of the Fund’s Net Assets.
(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Perpetual bond with no specified maturity date.
(f)	Acquired as part of the Sino-Forest Corp. reorganization.
(g)	Foreign denominated security. Principal amount is denominated in currency indicated.
(h)	Non-income producing security.
(i)	Acquired as part of the General Motors reorganization.
(j)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(k)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.
(l)	Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the 1933 Act, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(m)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.

Portfolio Composition*

By credit quality, based on Net Assets

as of August 31, 2013

A	0.3%
BBB	2.6
BB	36.0
B	44.0
CCC	10.2
CC	0.2
D	0.1
Non-Rated	6.2
Other Assets Less Liabilities	0.4

*	Source: Standard and Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard and Poor’s rating methodology, please visit standardandpoors.com and select ‘Understanding Ratings’ under Rating Resources on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco High Yield Fund

Statement of Assets and Liabilities

August 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $1,517,645,398)	$1,458,311,491
Receivable for:
Investments sold	4,283,667
Fund shares sold	1,355,397
Dividends and interest	29,145,937
Principal paydowns	114,151
Unrealized appreciation on swap agreements	1,355,787
Investment for trustee deferred compensation and retirement plans	143,252
Other assets	130,443
Total assets	1,494,840,125

Liabilities:
Payable for:
Investments purchased	16,109,570
Fund shares reacquired	2,765,674
Amount due custodian	7,870,306
Dividends	2,049,406
Foreign currency contracts outstanding	143,667
Accrued fees to affiliates	785,756
Accrued trustees’ and officers’ fees and benefits	6,161
Accrued other operating expenses	125,045
Trustee deferred compensation and retirement plans	470,168
Premiums received on swap agreements	240,200
Total liabilities	30,565,953
Net assets applicable to shares outstanding	$1,464,274,172

Net assets consist of:
Shares of beneficial interest	$1,653,950,574
Undistributed net investment income	(41,518)
Undistributed net realized gain (loss)	(131,546,745)
Net unrealized appreciation (depreciation)	(58,088,139)
$1,464,274,172

Net Assets:
Class A	$935,467,149
Class B	$28,361,752
Class C	$120,023,517
Class Y	$87,262,757
Investor Class	$141,561,406
Class R5	$78,498,639
Class R6	$73,098,952

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	215,295,980
Class B	6,516,255
Class C	27,687,002
Class Y	20,036,880
Investor Class	32,569,696
Class R5	18,103,150
Class R6	16,848,408
Class A:
Net asset value per share	$4.35
Maximum offering price per share
(Net asset value of $4.35 ÷ 95.75%)	$4.54
Class B:
Net asset value and offering price per share	$4.35
Class C:
Net asset value and offering price per share	$4.34
Class Y:
Net asset value and offering price per share	$4.36
Investor Class:
Net asset value and offering price per share	$4.35
Class R5:
Net asset value and offering price per share	$4.34
Class R6:
Net asset value and offering price per share	$4.34

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco High Yield Fund

Statement of Operations

For the six months ended August 31, 2013

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $ 7,437)	$51,009,713
Dividends	1,154,618
Dividends from affiliated money market funds	7,299
Total investment income	52,171,630

Expenses:
Advisory fees	4,049,192
Administrative services fees	194,610
Custodian fees	44,953
Distribution fees:
Class A	1,320,141
Class B	165,703
Class C	612,540
Investor Class	197,800
Transfer agent fees — A, B, C, Y and Investor	999,275
Transfer agent fees — R5	44,714
Transfer agent fees — R6	4,426
Trustees’ and officers’ fees and benefits	43,794
Other	156,053
Total expenses	7,833,201
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(309,527)
Net expenses	7,523,674
Net investment income	44,647,956

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	28,561,944
Foreign currencies	(20,794)
Foreign currency contracts	2,103,320
Swap agreements	443,369
31,087,839
Change in net unrealized appreciation (depreciation) of:
Investment securities	(72,301,413)
Foreign currencies	5,614
Foreign currency contracts	(2,784,427)
Swap agreements	525,038
(74,555,188)
Net realized and unrealized gain (loss)	(43,467,349)
Net increase in net assets resulting from operations	$1,180,607

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco High Yield Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2013 and the year ended February 28, 2013

(Unaudited)

	August 31, 2013	February 28, 2013
Operations:
Net investment income	$44,647,956	$88,593,966
Net realized gain	31,087,839	28,828,468
Change in net unrealized appreciation (depreciation)	(74,555,188)	50,940,034
Net increase in net assets resulting from operations	1,180,607	168,362,468

Distributions to shareholders from net investment income:
Class A	(29,552,280)	(59,933,425)
Class B	(805,874)	(2,077,591)
Class C	(2,978,407)	(5,779,910)
Class Y	(2,037,460)	(3,102,238)
Investor Class	(4,437,363)	(7,739,735)
Class R5	(2,622,573)	(6,408,720)
Class R6	(2,051,501)	(1,511,697)
Total distributions from net investment income	(44,485,458)	(86,553,316)

Share transactions-net:
Class A	(158,777,513)	101,574,370
Class B	(6,865,729)	(11,016,762)
Class C	1,383,869	1,109,814
Class Y	32,885,858	7,964,456
Investor Class	(6,445,885)	23,506,393
Class R5	(8,087,608)	(27,487,745)
Class R6	15,541,948	58,471,457
Net increase (decrease) in net assets resulting from share transactions	(130,365,060)	154,121,983
Net increase (decrease) in net assets	(173,669,911)	235,931,135

Net assets:
Beginning of period	1,637,944,083	1,402,012,948
End of period (includes undistributed net investment income of $(41,518) and $(204,016), respectively)	$1,464,274,172	$1,637,944,083

Notes to Financial Statements

August 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco High Yield Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

20                         Invesco High Yield Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and

21                         Invesco High Yield Fund

are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.

Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination

22                         Invesco High Yield Fund

events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

L.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
M.	Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $200 million	0.625%
Next $300 million	0.55%
Next $500 million	0.50%
Over $1 billion	0.45%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the

23                         Invesco High Yield Fund

Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Effective July 1, 2013, the Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares to 1.50%, 2.25%, 2.25%, 1.25%, 1.50%, 1.25% and 1.25% respectively, of average daily net assets. Prior to July 1, 2013, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares to 0.89%, 1.64%, 1.64%, 0.64%, 0.89%, 0.64% and 0.64% respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2013, the Adviser waived advisory fees of $14,940 and reimbursed class level expenses of $210,288, $6,599, $24,393, $13,836, $31,508 and $5,809 of Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2013, IDI advised the Fund that IDI retained $71,337 in front-end sales commissions from the sale of Class A shares and $504, $22,967 and $5,145 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

24                         Invesco High Yield Fund

The following is a summary of the tiered valuation input levels, as of August 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$39,194,444	$11,250,012	$0	$50,444,456
Corporate Debt Securities	—	1,297,417,216	0	1,297,417,216
Foreign Debt Securities	—	110,449,819	—	110,449,819
	$39,194,444	$1,419,117,047	$0	$1,458,311,491
Foreign Currency Contracts*	—	(143,667)	—	(143,667)
Swap Agreements*	—	1,355,787	—	1,355,787
Total Investments	$39,194,444	$1,420,329,167	$0	$1,459,523,611

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2013:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Credit risk
Swap agreements(a)	$1,355,787	$—
Currency risk
Foreign currency contracts(a)	211,969	(355,636)
	$1,567,756	$(355,636)

(a)	Values are disclosed on the Statements of Assets and Liabilities under Unrealized appreciation on swap agreements and Foreign currency contracts outstanding, respectively.

Effect of Derivative Investments for the six months ended August 31, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Foreign Currency Contracts*	Swap Agreements*
Realized Gain
Credit risk	$—	$443,369
Currency risk	2,103,320	—
Change in Unrealized Appreciation (Depreciation)
Credit risk	$—	$525,038
Currency risk	(2,784,427)	—
Total	$(681,107)	$968,407

*	The average notional value of foreign currency contracts and swap agreements outstanding during the period was $94,582,323 and $16,208,333, respectively.

Open Foreign Currency Contracts
Settlement Date		Contract to				Notional Value	Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
12/09/13	Morgan Stanley & Co., Inc.	EUR	48,186,000	USD	63,921,138	$63,709,169	$211,969
12/09/13	RBC Capital Markets Corp.	GBP	21,548,000	USD	33,011,536	33,367,172	(355,636)
Total open foreign currency contracts							$(143,667)

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

25                         Invesco High Yield Fund

Open Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation
JP Morgan Securities Inc.	MGM Resorts	Sell	5.00%	06/20/2017	2.44%	$4,635,000	$242,984	$672,895
JP Morgan Securities Inc.	CDX North American High Yield – Series 17	Sell	5.00	12/20/2016	2.89	4,800,000	132,763	445,255
JP Morgan Securities Inc.	CDX North American High Yield – Series 5	Sell	5.00	12/20/2017	3.61	7,000,000	(135,547)	237,637
Total credit default swap agreements							$240,200	$1,355,787

(a)	Implied credit spreads represent the current level as of August 31, 2013 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Offsetting Assets and Liabilities

Effective with the beginning of the Fund’s fiscal year, the Fund has adopted Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. This update is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Funds enter into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of August 31, 2013.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Morgan Stanley & Co., Inc.	$211,929	$—	$211,929	$—	$—	$211,929
JP Morgan Securities Inc.	1,355,787	—	1,355,787	—	—	1,355,787
Total	$1,567,716	$—	$1,567,716	$—	$—	$1,567,716

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
RBC Capital Markets Corp.	$355,636	$—	$355,636	$—	$—	$355,636

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,154.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

26                         Invesco High Yield Fund

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2014	$5,413,212	$—	$5,413,212
February 29, 2016	2,599,389	—	2,599,389
February 28, 2017	62,798,326	—	62,798,326
February 28, 2018	89,238,570	—	89,238,570
Total capital loss carryforward	$160,049,497	$—	$160,049,497

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of June 6, 2011, the dates of reorganizations of Invesco Van Kampen High Yield Fund into the Fund are realized on securities held in each fund at such dates of reorganizations, the capital loss carryforward may be further limited for up to five years from the dates of the reorganizations.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2013 was $481,040,564 and $669,666,317, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$43,587,223
Aggregate unrealized (depreciation) of investment securities	(105,695,524)
Net unrealized appreciation (depreciation) of investment securities	$(62,108,301)

Cost of investments for tax purposes is $1,520,419,792.

27                         Invesco High Yield Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2013(a)		Year ended February 28, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	37,623,890	$168,020,969	90,842,609	$390,650,165
Class B	300,673	1,328,779	1,117,971	4,822,563
Class C	2,721,863	12,168,719	8,797,091	38,011,970
Class Y	16,657,247	74,627,957	12,469,605	53,627,030
Investor Class	8,922,113	40,050,589	12,708,064	55,184,764
Class R5	4,220,996	18,889,822	10,629,253	45,530,329
Class R6(b)	3,328,390	15,039,062	13,465,113	58,729,883

Issued as reinvestment of dividends:
Class A	4,279,322	19,053,272	9,001,246	38,926,760
Class B	127,640	569,183	342,536	1,481,186
Class C	472,370	2,095,506	923,765	3,985,651
Class Y	317,698	1,411,295	575,195	2,491,970
Investor Class	865,516	3,850,558	1,513,489	6,551,407
Class R5	590,281	2,620,607	1,435,793	6,168,222
Class R6	462,940	2,051,129	342,407	1,511,697

Automatic conversion of Class B shares to Class A shares:
Class A	660,296	2,947,511	1,825,652	7,877,547
Class B	(658,423)	(2,947,511)	(1,820,925)	(7,877,547)

Issued in connection with acquisitions:(c)
Class A	14,806,598	64,859,903	—	—
Class C	2,168,323	9,477,444	—	—
Class Y	9,251,122	40,623,426	—	—

Reacquired:
Class A	(93,277,859)	(413,659,168)	(78,490,346)	(335,880,102)
Class B	(1,302,744)	(5,816,180)	(2,179,479)	(9,442,964)
Class C	(5,033,885)	(22,357,800)	(9,574,990)	(40,887,807)
Class Y	(18,805,009)	(83,776,820)	(11,222,432)	(48,154,544)
Investor Class	(11,385,622)	(50,347,032)	(8,861,376)	(38,229,778)
Class R5	(6,636,758)	(29,598,037)	(18,247,964)	(79,186,296)
Class R6	(350,189)	(1,548,243)	(400,253)	(1,770,123)
Net increase (decrease) in share activity	(29,673,211)	$(130,365,060)	35,192,024	$154,121,983

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.
(c)	As of the opening of business on July 15, 2013, the Fund acquired all the net asset of Invesco High Yield Securities Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on December 6, 2012 and by the shareholders of Invesco High Yield Securities Fund on July 2, 2013. The acquisition was accomplished by a tax-free exchange of 26,226,043 shares of the Fund for 6,501,572 shares outstanding of Invesco High Yield Securities Fund as of the close of business on July 12, 2013. Each class of Invesco High Yield Securities Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco High Yield Securities Fund to the net asset value of the Fund on the close of business, July 12, 2013. Invesco High Yield Securities Fund’s net assets at that date of $114,960,773 including $25,707,449 of unrealized appreciation (depreciation), was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,367,661,204 and $1,482,621,977 immediately after the acquisition.
The pro forma results of operations for the six months ended August 31, 2013 assuming the reorganization had been completed on March 1, 2013, the beginning of the annual reporting period are as follows:

Net investment income	$47,152,267
Net realized/unrealized gains (losses)	(38,148,971)
Change in net assets resulting from operations	$9,003,296

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since July 15, 2013.

28                         Invesco High Yield Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 08/31/13	$4.47	$0.13	$(0.12)	$0.01	$(0.13)	$4.35	0.11%	$935,467	0.91	%(e)	0.95	%(e)	5.62	%(e)	32%
Year ended 02/28/13	4.23	0.26	0.23	0.49	(0.25)	4.47	12.02	1,122,186	0.88		0.98		5.98		54
Year ended 02/29/12	4.33	0.29	(0.09)	0.20	(0.30)	4.23	4.89	964,405	0.90		1.01		6.93		65
Year ended 02/28/11	4.03	0.31	0.30	0.61	(0.31)	4.33	15.73	532,779	0.99		1.04		7.36		91
Period ended 02/28/10	3.64	0.19	0.39	0.58	(0.19)	4.03	16.15	460,987	0.98	(f)	1.04	(f)	8.31	(f)	62
Year ended 07/31/09	3.98	0.35	(0.33)	0.02	(0.36)	3.64	2.38	397,072	1.12		1.21		10.74		104
Year ended 07/31/08	4.30	0.33	(0.31)	0.02	(0.34)	3.98	0.42	337,141	1.15		1.15		7.88		76
Class B
Six months ended 08/31/13	4.48	0.11	(0.13)	(0.02)	(0.11)	4.35	(0.49)	28,362	1.66	(e)	1.70	(e)	4.87	(e)	32
Year ended 02/28/13	4.24	0.23	0.23	0.46	(0.22)	4.48	11.18	36,049	1.63		1.73		5.23		54
Year ended 02/29/12	4.34	0.25	(0.09)	0.16	(0.26)	4.24	4.11	44,904	1.65		1.76		6.18		65
Year ended 02/28/11	4.04	0.28	0.30	0.58	(0.28)	4.34	14.86	37,460	1.74		1.79		6.61		91
Period ended 02/28/10	3.65	0.17	0.39	0.56	(0.17)	4.04	15.63	41,726	1.73	(f)	1.79	(f)	7.56	(f)	62
Year ended 07/31/09	3.99	0.33	(0.33)	0.00	(0.34)	3.65	1.63	42,365	1.87		1.96		9.99		104
Year ended 07/31/08	4.31	0.30	(0.31)	(0.01)	(0.31)	3.99	(0.32)	60,966	1.90		1.90		7.13		76
Class C
Six months ended 08/31/13	4.46	0.11	(0.12)	(0.01)	(0.11)	4.34	(0.27)	120,024	1.66	(e)	1.70	(e)	4.87	(e)	32
Year ended 02/28/13	4.22	0.23	0.23	0.46	(0.22)	4.46	11.21	121,940	1.63		1.73		5.23		54
Year ended 02/29/12	4.32	0.25	(0.09)	0.16	(0.26)	4.22	4.10	114,854	1.65		1.76		6.18		65
Year ended 02/28/11	4.02	0.28	0.30	0.58	(0.28)	4.32	14.90	75,278	1.74		1.79		6.61		91
Period ended 02/28/10	3.64	0.17	0.38	0.55	(0.17)	4.02	15.38	58,958	1.73	(f)	1.79	(f)	7.56	(f)	62
Year ended 07/31/09	3.97	0.32	(0.31)	0.01	(0.34)	3.64	1.86	56,672	1.87		1.96		9.99		104
Year ended 07/31/08	4.30	0.30	(0.32)	(0.02)	(0.31)	3.97	(0.58)	33,685	1.90		1.90		7.13		76
Class Y
Six months ended 08/31/13	4.48	0.13	(0.12)	0.01	(0.13)	4.36	0.24	87,263	0.66	(e)	0.70	(e)	5.87	(e)	32
Year ended 02/28/13	4.24	0.27	0.23	0.50	(0.26)	4.48	12.28	56,459	0.63		0.73		6.23		54
Year ended 02/29/12	4.34	0.30	(0.09)	0.21	(0.31)	4.24	5.16	45,730	0.65		0.76		7.18		65
Year ended 02/28/11	4.04	0.32	0.30	0.62	(0.32)	4.34	16.00	35,235	0.74		0.79		7.61		91
Period ended 02/28/10	3.65	0.19	0.39	0.58	(0.19)	4.04	16.28	14,512	0.73	(f)	0.79	(f)	8.56	(f)	62
Year ended 07/31/09(g)	3.58	0.30	0.07	0.37	(0.30)	3.65	12.44	11,883	0.87	(f)	0.98	(f)	10.99	(f)	104
Investor Class
Six months ended 08/31/13	4.47	0.13	(0.12)	0.01	(0.13)	4.35	0.11	141,561	0.91	(e)	0.95	(e)	5.62	(e)	32
Year ended 02/28/13	4.23	0.25	0.24	0.49	(0.25)	4.47	12.05	152,690	0.88		0.98		5.98		54
Year ended 02/29/12	4.33	0.29	(0.09)	0.20	(0.30)	4.23	4.90	121,909	0.87		0.98		6.96		65
Year ended 02/28/11	4.03	0.31	0.30	0.61	(0.31)	4.33	15.73	134,144	0.99		1.04		7.36		91
Period ended 02/28/10	3.64	0.19	0.39	0.58	(0.19)	4.03	16.16	122,059	0.98	(f)	1.04	(f)	8.31	(f)	62
Year ended 07/31/09	3.98	0.35	(0.33)	0.02	(0.36)	3.64	2.41	104,737	1.11		1.20		10.75		104
Year ended 07/31/08	4.31	0.33	(0.32)	0.01	(0.34)	3.98	0.21	107,906	1.11		1.11		7.92		76
Class R5
Six months ended 08/31/13	4.46	0.13	(0.12)	0.01	(0.13)	4.34	0.23	78,499	0.65	(e)	0.66	(e)	5.88	(e)	32
Year ended 02/28/13	4.22	0.26	0.24	0.50	(0.26)	4.46	12.30	88,825	0.64		0.66		6.22		54
Year ended 02/29/12	4.32	0.30	(0.09)	0.21	(0.31)	4.22	5.21	110,212	0.64		0.68		7.19		65
Year ended 02/28/11	4.02	0.32	0.31	0.63	(0.33)	4.32	16.17	82,411	0.64		0.64		7.71		91
Period ended 02/28/10	3.64	0.20	0.38	0.58	(0.20)	4.02	16.10	138,218	0.62	(f)	0.62	(f)	8.67	(f)	62
Year ended 07/31/09	3.97	0.36	(0.31)	0.05	(0.38)	3.64	3.12	133,464	0.68		0.68		11.18		104
Year ended 07/31/08	4.30	0.35	(0.32)	0.03	(0.36)	3.97	0.66	172,562	0.65		0.65		8.38		76
Class R6
Six months ended 08/31/13	4.46	0.13	(0.12)	0.01	(0.13)	4.34	0.27	73,099	0.57	(e)	0.57	(e)	5.96	(e)	32
Year ended 02/28/13(g)	4.36	0.12	0.10	0.22	(0.12)	4.46	4.99	59,796	0.58	(f)	0.59	(f)	6.28	(f)	54

(a)	Calculated using average shares outstanding except for the year ended July 31, 2008.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the years ended prior to February 28, 2013.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended August 31, 2013, the portfolio turnover calculation excludes the value of securities purchased of $140,432,096 and sold of $10,648,317 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco High Yield Securities Fund into the Fund. For the period ending February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $458,469,251 and sold of $101,690,878 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen High Yield Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,047,503, $32,871, $121,509, $68.923, $156,950, $88,700 and $68,515 for Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(f)	Annualized.
(g)	Commencement date of October 3, 2008 for Class Y shares and September 24, 2012 for Class R6 shares.

29                         Invesco High Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2013 through August 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (08/31/13)[1]	Expenses Paid During Period[2,3]	Ending Account Value (08/31/13)	Expenses Paid During Period[2,4]
A	$1,000.00	$1,001.10	$4.59	$1,020.62	$4.63	0.91%
B	1,000.00	995.10	8.35	1,016.84	8.44	1.66
C	1,000.00	997.30	8.36	1,016.84	8.44	1.66
Y	1,000.00	1,004.60	3.33	1,021.88	3.36	0.66
Investor	1,000.00	1,001.10	4.59	1,020.62	4.63	0.91
R5	1,000.00	1,002.30	3.28	1,021.93	3.31	0.65
R6	1,000.00	1,002.70	2.88	1,022.33	2.91	0.57

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2013 through August 31, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. Effective July 1, 2013, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares to 1.50%, 2.25%, 2.25%, 1.25%, 1.50%, 1.25%, and 1.25% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.95%, 1.70%, 1.70%, 0.70%, 0.95%, 0.66% and 0.57% for Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.79, $8.55, $8.56, $3.54, $4.79, $3.33 and $2.88 for Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.84, $8.64, $8.64, $3.57, $4.84, $3.36 and $2.91 for Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.

30                         Invesco High Yield Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco High Yield Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper High Yield Bond Funds Index. The Board noted that performance of Class A shares of the Fund

31                         Invesco High Yield Fund

was in the first quintile of its performance universe for the one and five year periods and the second quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and five year periods and below the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate effective advisory fee rate was below the rate of one mutual fund and above the rates of two mutual funds managed by Invesco Advisers with comparable investment strategies. The Board also noted that Invesco Advisers sub-advises an off-shore fund with comparable investment strategies, which had an effective advisory fee rate after waivers higher than the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

32                         Invesco High Yield Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519                 HYI-SAR-1             Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2013

Invesco Limited Maturity Treasury Fund
Nasdaq:
A: LMTAX ■ A2: SHTIX ■ Y: LMTYX ■ R5: ALMIX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

6	Financial Statements

8	Notes to Financial Statements

14	Financial Highlights

15	Fund Expenses

16	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/ performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/13 to 8/31/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.37%
Class A2 Shares	-0.36
Class Y Shares	-0.35
Class R5 Shares	-0.35
Barclays U.S. Aggregate Index▼ (Broad Market Index)	-2.61
Barclays 1-2 Year U.S. Government Bond Index▼ (Style-Specific Index)	0.11
Lipper Short U.S. Treasury Funds Classification Average■ (Peer Group)	-0.77
Source(s): ▼Invesco, Barclays via FactSet Research Systems Inc.; ■Lipper Inc.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Barclays 1-2 Year U.S. Government Bond Index is an unmanaged index considered representative of US Treasury and US government agency issues with maturities of one to two years.

The Lipper Short U.S. Treasury Funds Classification Average represents an average of all of the funds in the Lipper Short U.S. Treasury Funds classification.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A2 shares and includes the 12b-1 fees applicable to Class A2 shares. Class A2 share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A2, Class Y and Class R5 shares was 0.78%, 0.68%, 0.53% and 0.49%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 2.50% sales charge. Class A2 share performance reflects the maximum 1.00% sales charge. Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

Average Annual Total Returns As of 8/31/13, including maximum applicable sales charges

Class A Shares
Inception (10/31/02)	1.47%
10 Years	1.51%
5 Years	0.35
1 Year	-2.87

Class A2 Shares
Inception (12/15/87)	4.34%
10 Years	1.75
5 Years	0.70
1 Year	-1.39

Class Y Shares
10 Years	1.90%
5 Years	0.98
1 Year	-0.35

Class R5 Shares
Inception (7/13/87)	4.61%
10 Years	2.08
5 Years	1.04
1 Year	-0.34

Average Annual Total Returns As of 6/30/13, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares
Inception (10/31/02)	1.50%
10 Years	1.47%
5 Years	0.47
1 Year	-2.68

Class A2 Shares
Inception (12/15/87)	4.37%
10 Years	1.71
5 Years	0.85
1 Year	-1.11

Class Y Shares
10 Years	1.86%
5 Years	1.13
1 Year	-0.06

Class R5 Shares
Inception (7/13/87)	4.65%
10 Years	2.04
5 Years	1.18
1 Year	-0.15

2                          Invesco Limited Maturity Treasury Fund

Letters to Shareholders

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

Enclosed in this semiannual report, you’ll find performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Our website, invesco.com/us, provides fund-specific as well as more general information from many of Invesco’s investment professionals. You’ll find in-depth articles, video clips and audio commentaries – and, of course, you also can access information about your Invesco account whenever it’s convenient for you.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing, and it guides the way we:

■     Manage investments - Our dedicated investment professionals search the world for   the best opportunities, and each investment team follows a clear, disciplined   process to build portfolios and mitigate risk.

■ Provide choices – We offer multiple investment strategies, allowing you and your financial adviser to build a portfolio that’s purpose-built for your needs.

■     Connect with you – We’re committed to giving you the expert insights you need to make informed investing   decisions, and we are well-equipped to provide high-quality support for investors and advisers.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                         Invesco Limited Maturity Treasury Fund

Schedule of Investments

August 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–100.29%
U.S. Treasury Notes–100.24%
U.S. Treasury Notes	0.13%	07/31/14	$200	$199,978
U.S. Treasury Notes	0.25%	08/31/14	2,000	2,001,974
U.S. Treasury Notes	0.25%	01/31/15	4,200	4,199,639
U.S. Treasury Notes	0.25%	02/28/15	2,400	2,399,054
U.S. Treasury Notes	0.13%	04/30/15	3,300	3,289,444
U.S. Treasury Notes	2.50%	04/30/15	5,900	6,111,608
U.S. Treasury Notes	0.25%	05/15/15	600	599,113
U.S. Treasury Notes	0.25%	05/31/15	4,000	3,993,471
U.S. Treasury Notes	2.13%	05/31/15	9,300	9,585,635
U.S. Treasury Notes	0.38%	06/30/15	10,600	10,600,962
U.S. Treasury Notes	0.25%	07/31/15	5,000	4,987,193
U.S. Treasury Notes	1.75%	07/31/15	1,400	1,436,010
U.S. Treasury Notes	1.25%	08/31/15	2,400	2,439,930
U.S. Treasury Notes	0.25%	09/15/15	10,100	10,064,467
U.S. Treasury Notes	1.25%	10/31/15	9,400	9,559,389
U.S. Treasury Notes	2.13%	12/31/15	4,500	4,667,039
U.S. Treasury Notes	2.00%	01/31/16	2,400	2,483,470
U.S. Treasury Notes	0.38%	02/15/16	4,000	3,980,988
U.S. Treasury Notes	0.50%	06/15/16	2,700	2,685,090
U.S. Treasury Notes	0.63%	07/15/16	3,500	3,488,886
U.S. Treasury Notes	1.00%	08/31/16	8,000	8,048,586
U.S. Treasury Notes	1.00%	10/31/16	100	100,371
				96,922,297

U.S. Treasury Bills–0.05%
U.S. Treasury Bills(a)(b)	0.11%	05/01/14	50	49,977
TOTAL INVESTMENTS–100.29% (Cost $97,026,473)				96,972,274
OTHER ASSETS LESS LIABILITIES–(0.29)%				(284,186)
NET ASSETS–100.00%				$96,688,088

Notes to Schedule of Investments:

(a)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 4.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Limited Maturity Treasury Fund

Portfolio Composition

By U.S. Treasuries

as of August 31, 2013

	Coupon Rate	% of Total Net Assets
05/01/2014	0.11%	0.05%
07/31/2014	0.13	0.21
08/31/2014	0.25	2.07
01/31/2015	0.25	4.34
02/28/2015	0.25	2.48
04/30/2015	0.13	3.40
04/30/2015	2.50	6.32
05/15/2015	0.25	0.62
05/31/2015	0.25	4.13
05/31/2015	2.13	9.91
06/30/2015	0.38	10.96
07/31/2015	0.25	5.16
07/31/2015	1.75	1.49
08/31/2015	1.25	2.52
09/15/2015	0.25	10.41
10/31/2015	1.25	9.89
12/31/2015	2.13	4.83
01/31/2016	2.00	2.57
02/15/2016	0.38	4.12
06/15/2016	0.50	2.78
07/15/2016	0.63	3.61
08/31/2016	1.00	8.32
10/31/2016	1.00	0.10
Other Assets Less Liabilities		(0.29)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Limited Maturity Treasury Fund

Statement of Assets and Liabilities

August 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $97,026,473)	$96,972,274
Receivable for:
Investments sold	2,697,859
Variation margin	414
Fund shares sold	37,221
Interest	254,628
Fund expenses absorbed	14,672
Investment for trustee deferred compensation and retirement plans	64,848
Other assets	26,738
Total assets	100,068,654

Liabilities:
Payable for:
Investments purchased	2,694,516
Fund shares reacquired	473,926
Amount due custodian	19,097
Dividends	133
Accrued fees to affiliates	45,917
Accrued trustees’ and officers’ fees and benefits	3,404
Accrued other operating expenses	26,779
Trustee deferred compensation and retirement plans	116,794
Total liabilities	3,380,566
Net assets applicable to shares outstanding	$96,688,088

Net assets consist of:
Shares of beneficial interest	$96,875,118
Undistributed net investment income	(43,846)
Undistributed net realized gain (loss)	(83,600)
Net unrealized appreciation (depreciation)	(59,584)
$96,688,088

Net Assets:
Class A	$44,313,431
Class A2	$39,110,962
Class Y	$7,962,130
Class R5	$5,301,565

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	4,249,733
Class A2	3,750,095
Class Y	763,443
Class R5	508,001
Class A:
Net asset value per share	$10.43
Maximum offering price per share
(Net asset value of $10.43 ÷ 97.50%)	$10.70
Class A2:
Net asset value and offering price per share	$10.43
Maximum offering price per share
(Net asset value of $10.43 ÷ 99.00%)	$10.54
Class Y:
Net asset value and offering price per share	$10.43
Class R5:
Net asset value and offering price per share	$10.44

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Limited Maturity Treasury Fund

Statement of Operations

For the six months ended August 31, 2013

(Unaudited)

Investment income:
Interest	$245,893

Expenses:
Advisory fees	97,578
Administrative services fees	25,205
Custodian fees	2,458
Distribution fees:
Class A	51,438
Class A2	31,728
Transfer agent fees — A, A2 and Y	72,844
Transfer agent fees — R5	2,822
Trustees’ and officers’ fees and benefits	13,294
Registration and filing fees	25,115
Professional services fees	24,764
Other	18,404
Total expenses	365,650
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(134,479)
Net expenses	231,171
Net investment income	14,722

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(119,668)
Futures contracts	94,000
(25,668)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(353,972)
Futures contracts	(9,190)
(363,162)
Net realized and unrealized gain (loss)	(388,830)
Net increase (decrease) in net assets resulting from operations	$(374,108)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Limited Maturity Treasury Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2013 and the year ended February 28, 2013

(Unaudited)

	August 31, 2013	February 28, 2013
Operations:
Net investment income	$14,722	$67,074
Net realized gain (loss)	(25,668)	7,235
Change in net unrealized appreciation (depreciation)	(363,162)	66,181
Net increase (decrease) in net assets resulting from operations	(374,108)	140,490

Distributions to shareholders from net investment income:
Class A	(3,954)	(16,041)
Class A2	(6,456)	(28,094)
Class Y	(2,450)	(14,713)
Class R5	(1,860)	(7,917)
Total distributions from net investment income	(14,720)	(66,765)

Distributions to shareholders from net realized gains:
Class A	—	(38,813)
Class A2	—	(42,738)
Class Y	—	(10,356)
Class R5	—	(5,673)
Total distributions from net realized gains	—	(97,580)

Share transactions–net:
Class A	2,177,415	(11,311,884)
Class A2	(4,526,487)	(11,478,491)
Class Y	(1,961,045)	(6,173,109)
Class R5	(587,833)	(1,025,633)
Net increase (decrease) in net assets resulting from share transactions	(4,897,950)	(29,989,117)
Net increase (decrease) in net assets	(5,286,778)	(30,012,972)

Net assets:
Beginning of period	101,974,866	131,987,838
End of period (includes undistributed net investment income of $(43,846) and $(43,848), respectively)	$96,688,088	$101,974,866

Notes to Financial Statements

August 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Limited Maturity Treasury Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of four different classes of shares: Class A, Class A2, Class Y and Class R5. On September 24, 2012, Institutional Class shares were renamed Class R5 shares. Class A and Class A2 shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class Y and Class R5 shares are sold at net asset value.

As of the close of business on October 30, 2002, Class A2 shares are closed to new investors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as

8                         Invesco Limited Maturity Treasury Fund

institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to

9                         Invesco Limited Maturity Treasury Fund

maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
I.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.20%
Over $500 million	0.175%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class A2, Class Y and Class R5 shares to 1.50%, 1.40%, 1.25% and 1.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended August 31, 2013, the Adviser waived advisory fees of $8,020 and reimbursed class level expenses of $68,255, $51,108, $4,952 and $1,933 of Class A, Class A2, Class Y and Class R5 shares, respectively, in order to increase the Fund’s yield.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Class A, Class A2, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class A2 shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the average daily net assets of Class A shares and 0.15% of the Fund’s average daily net assets of Class A2 shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2013, IDI advised the Fund that IDI retained $2,475 and $238 in front-end sales commissions from the sale of Class A and Class A2 shares, respectively. Also, $341 from Class A shares for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

10                         Invesco Limited Maturity Treasury Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$96,972,274	$—	$96,972,274
Futures*	(5,385)	—	—	(5,385)
Total Investments	$(5,385)	$96,972,274	$—	$96,966,889

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2013:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Interest rate risk
Futures contracts(a)	$—	$(5,385)

(a)	Includes cumulative appreciation of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended August 31, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures*
Realized Gain
Interest rate risk	$94,000
Change in Unrealized Appreciation (Depreciation)
Interest rate risk	(9,190)
Total	$84,810

*	The average notional value of futures contracts outstanding during the period was $3,647,956.

Open Futures Contracts
Short Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	53	December-2013	$6,343,023	$(5,385)

Offsetting Assets and Liabilities

Effective with the beginning of the Fund’s fiscal year, the Fund has adopted Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. This update is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Funds enter into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

11                         Invesco Limited Maturity Treasury Fund

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of August 31, 2013.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Bank of America Securities LLC	$—	$—	$—	$—	$—	$—

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Bank of America Securities LLC	$5,385	$—	$5,385	$(5,385)	$—	$—

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $211.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of February 28, 2013.

12                         Invesco Limited Maturity Treasury Fund

NOTE 9—Investment Securities

The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the six months ended August 31, 2013 was $59,144,389 and $63,527,351, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$59,950
Aggregate unrealized (depreciation) of investment securities	(121,423)
Net unrealized appreciation (depreciation) of investment securities	$(61,473)

Cost of investments for tax purposes is $97,033,747.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2013(a)		Year ended February 28, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	1,354,369	$14,142,882	1,801,949	$18,861,649
Class A2	34,226	358,056	188,711	1,975,627
Class Y	70,759	738,996	165,255	1,730,916
Class R5	44,880	469,761	450,230	4,717,848

Issued as reinvestment of dividends:
Class A	339	3,541	4,848	50,746
Class A2	526	5,501	5,938	62,160
Class Y	223	2,328	2,359	24,696
Class R5	153	1,608	1,054	11,040

Reacquired:
Class A	(1,145,095)	(11,969,008)	(2,888,291)	(30,224,279)
Class A2	(467,890)	(4,890,044)	(1,290,834)	(13,516,278)
Class Y	(258,324)	(2,702,369)	(757,708)	(7,928,721)
Class R5	(101,202)	(1,059,202)	(549,175)	(5,754,521)
Net increase (decrease) in share activity	(467,036)	$(4,897,950)	(2,865,664)	$(29,989,117)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13                         Invesco Limited Maturity Treasury Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/13	$10.47	$0.00	$(0.04)	$(0.04)	$(0.00)	$—	$(0.00)	$10.43	(0.37)%	$44,313	0.48	%(d)	0.83	%(d)	0.02	%(d)	61%
Year ended 02/28/13	10.47	0.01	0.00	0.01	(0.00)	(0.01)	(0.01)	10.47	0.13	42,300	0.48		0.78		0.04		58
Year ended 02/29/12	10.47	0.00	0.06	0.06	(0.01)	(0.05)	(0.06)	10.47	0.54	53,625	0.50		0.75		0.03		138
Year ended 02/28/11	10.52	0.01	0.04	0.05	(0.01)	(0.09)	(0.10)	10.47	0.43	60,707	0.67		0.72		0.10		144
Seven months ended 02/28/10	10.46	0.02	0.06	0.08	(0.02)	—	(0.02)	10.52	0.76	88,726	0.74	(e)	0.74	(e)	0.32	(e)	65
Year ended 07/31/09	10.27	0.12	0.19	0.31	(0.12)	—	(0.12)	10.46	3.06	103,492	0.72		0.72		1.16		157
Year ended 07/31/08	10.03	0.32	0.24	0.56	(0.32)	–	(0.32)	10.27	5.65	90,058	0.71		0.71		3.10		126
Class A2
Six months ended 08/31/13	10.47	0.00	(0.04)	(0.04)	(0.00)	—	(0.00)	10.43	(0.36)	39,111	0.47	(d)	0.73	(d)	0.03	(d)	61
Year ended 02/28/13	10.47	0.01	0.01	0.02	(0.01)	(0.01)	(0.02)	10.47	0.15	43,807	0.46		0.68		0.06		58
Year ended 02/29/12	10.47	0.00	0.06	0.06	(0.01)	(0.05)	(0.06)	10.47	0.54	55,291	0.50		0.65		0.03		138
Year ended 02/28/11	10.52	0.01	0.04	0.05	(0.01)	(0.09)	(0.10)	10.47	0.49	68,724	0.60		0.62		0.17		144
Seven months ended 02/28/10	10.46	0.03	0.06	0.09	(0.03)	—	(0.03)	10.52	0.82	86,019	0.64	(e)	0.64	(e)	0.42	(e)	65
Year ended 07/31/09	10.27	0.13	0.19	0.32	(0.13)	—	(0.13)	10.46	3.16	93,789	0.62		0.62		1.26		157
Year ended 07/31/08	10.03	0.33	0.24	0.57	(0.33)	–	(0.33)	10.27	5.76	114,347	0.61		0.61		3.19		126
Class Y
Six months ended 08/31/13	10.47	0.00	(0.04)	(0.04)	(0.00)	—	(0.00)	10.43	(0.35)	7,962	0.45	(d)	0.58	(d)	0.05	(d)	61
Year ended 02/28/13	10.47	0.01	0.01	0.02	(0.01)	(0.01)	(0.02)	10.47	0.19	9,956	0.42		0.53		0.10		58
Year ended 02/29/12	10.47	0.01	0.05	0.06	(0.01)	(0.05)	(0.06)	10.47	0.59	16,135	0.46		0.50		0.07		138
Year ended 02/28/11	10.52	0.03	0.04	0.07	(0.03)	(0.09)	(0.12)	10.47	0.62	15,057	0.47		0.47		0.30		144
Seven months ended 02/28/10	10.46	0.03	0.06	0.09	(0.03)	—	(0.03)	10.52	0.90	9,410	0.49	(e)	0.49	(e)	0.57	(e)	65
Year ended 07/31/09(f)	10.39	0.12	0.06	0.18	(0.11)	—	(0.11)	10.46	1.71	5,240	0.47	(e)	0.47	(e)	1.41	(e)	157
Class R5
Six months ended 08/31/13	10.48	0.00	(0.04)	(0.04)	(0.00)	—	(0.00)	10.44	(0.35)	5,302	0.43	(d)	0.52	(d)	0.07	(d)	61
Year ended 02/28/13	10.48	0.01	0.01	0.02	(0.01)	(0.01)	(0.02)	10.48	0.20	5,912	0.40		0.49		0.12		58
Year ended 02/29/12	10.48	0.01	0.06	0.07	(0.02)	(0.05)	(0.07)	10.48	0.64	6,937	0.40		0.43		0.13		138
Year ended 02/28/11	10.53	0.04	0.03	0.07	(0.03)	(0.09)	(0.12)	10.48	0.65	7,568	0.41		0.41		0.36		144
Seven months ended 02/28/10	10.47	0.04	0.06	0.10	(0.04)	—	(0.04)	10.53	0.97	28,687	0.38	(e)	0.38	(e)	0.68	(e)	65
Year ended 07/31/09	10.28	0.16	0.19	0.35	(0.16)	—	(0.16)	10.47	3.43	21,488	0.35		0.35		1.53		157
Year ended 07/31/08	10.04	0.35	0.24	0.59	(0.35)	–	(0.35)	10.28	6.02	18,049	0.36		0.36		3.45		126

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $40,815, $41,959, $8,415 and $5,593 for Class A, Class A2, Class Y and Class R5 shares, respectively.
(e)	Annualized.
(f)	Commencement date of October 3, 2008.

14                         Invesco Limited Maturity Treasury Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2013 through August 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/13)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/13)	Expenses Paid During Period[2]
A	$1,000.00	$996.30	$2.42	$1,022.79	$2.45	0.48%
A2	1,000.00	996.40	2.37	1,022.84	2.40	0.47
Y	1,000.00	996.50	2.26	1,022.94	2.29	0.45
R5	1,000.00	996.50	2.16	1,023.04	2.19	0.43

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2013 through August 31, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

15                         Invesco Limited Maturity Treasury Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Limited Maturity Treasury Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe. The Board noted that performance of Class A2 shares of the Fund was

16                         Invesco Limited Maturity Treasury Fund

in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). Invesco Advisers advised the Board that the Fund is a pure Treasury fund which affects performance when peers invest in risk assets as well as Treasuries and noted that the Fund provides investors with limited volatility and a high quality fixed income alternative. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A2 shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

17                         Invesco Limited Maturity Treasury Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 003-39519                 LTD-SAR-1         Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2013

Invesco Money Market Fund Nasdaq: Cash Reserve: AIMXX ■ AX: ACZXX ■ BX: ACYXX ■ CX: ACXXX ■ Investor: INAXX

2	Fund Information
3	Letters to Shareholders
4	Schedule of Investments
9	Financial Statements
11	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/us.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Information

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund.

Team managed by Invesco Advisers, Inc.

2                Invesco Money Market Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely, Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Enclosed in this semiannual report, you’ll find a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Our website, invesco.com/us, provides fund-specific as well as more general information from many of Invesco’s investment professionals. You’ll find in-depth articles, video clips and audio commentaries – and, of course, you also can access information about your Invesco account whenever it’s convenient for you.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing, and it guides the way we:

	■	Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■	Provide choices – We offer multiple investment strategies, allowing you and your financial adviser to build a portfolio that’s purpose-built for your needs.
■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely, Philip Taylor Senior Managing Director, Invesco Ltd.

3                 Invesco Money Market Fund

Schedule of Investments

August 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–50.30%(a)
Asset-Backed Securities–Consumer Receivables–2.26%
Old Line Funding, LLC(b)	0.24%	01/15/14	$4,000	$3,996,373
Thunder Bay Funding, LLC(b)	0.20%	09/10/13	4,000	3,999,800
Thunder Bay Funding, LLC(b)	0.20%	10/09/13	17,000	16,996,411
Thunder Bay Funding, LLC(b)	0.20%	10/23/13	7,000	6,997,978
				31,990,562

Asset-Backed Securities–Fully Supported–2.47%
Kells Funding LLC
(CEP–FMS Wertmanagement AoeR)(b)(c)	0.24%	11/20/13	10,000	9,994,667
(CEP–FMS Wertmanagement AoeR)(b)(c)	0.24%	01/17/14	25,000	24,977,000
				34,971,667

Asset-Backed Securities–Fully Supported Bank–6.01%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(c)	0.14%	09/04/13	19,000	18,999,779
Gotham Funding Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(c)	0.18%	10/08/13	10,000	9,998,150
Lexington Parker Capital Co., LLC
(Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.22%	10/21/13	5,000	4,998,472
(Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.23%	09/09/13	6,000	5,999,693
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.20%	09/27/13	15,000	14,997,833
Matchpoint Master Trust (CEP–BNP Paribas)(b)(c)	0.15%	09/12/13	30,000	29,998,625
				84,992,552

Asset-Backed Securities–Multi-Purpose–7.61%
Atlantic Asset Securitization LLC(b)	0.15%	09/25/13	10,000	9,999,000
Chariot Funding, LLC(b)	0.24%	11/08/13	10,000	9,995,467
Chariot Funding, LLC(b)	0.24%	02/03/14	18,000	17,981,400
Chariot Funding, LLC(b)	0.25%	10/18/13	5,000	4,998,368
Chariot Funding, LLC(b)	0.26%	09/04/13	4,000	3,999,913
Charta, LLC(b)	0.15%	10/03/13	10,000	9,998,666
Jupiter Securitization Co. LLC(b)	0.22%	10/04/13	9,000	8,998,185
Jupiter Securitization Co. LLC(b)	0.24%	11/06/13	4,000	3,998,240
Jupiter Securitization Co. LLC(b)	0.24%	12/05/13	8,500	8,494,617
Jupiter Securitization Co. LLC(b)	0.24%	01/15/14	5,000	4,995,467
Jupiter Securitization Co. LLC(b)	0.27%	09/12/13	2,100	2,099,827
Jupiter Securitization Co. LLC(b)	0.30%	02/18/14	2,000	1,997,167
Nieuw Amsterdam Receivables Corp.(b)(c)	0.14%	10/09/13	20,000	19,997,044
				107,553,361

Asset-Backed Securities–Trade Receivables–0.43%
Market Street Funding LLC(b)	0.13%	09/26/13	6,013	6,012,457

Consumer Finance–1.42%
BMW US Capital, LLC(b)(c)	0.10%	09/30/13	20,000	19,998,389

Diversified Banks–21.01%
Caisse de Depots et Consignations(b)(c)	0.16%	09/16/13	10,000	9,999,333
Caisse de Depots et Consignations(b)(c)	0.20%	09/13/13	4,000	3,999,733
Collateralized Commercial Paper Co., LLC	0.45%	10/28/13	14,000	13,990,025
Collateralized Commercial Paper II Co., LLC(b)	0.31%	03/03/14	8,000	7,987,393

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
DBS Bank Ltd.(b)(c)	0.26%	09/10/13	$10,000	$9,999,363
DBS Bank Ltd.(b)(c)	0.27%	10/04/13	10,000	9,997,525
Dexia Credit Local S.A.(c)	0.40%	02/12/14	4,000	3,992,711
Dexia Credit Local S.A.(c)	0.40%	02/14/14	8,000	7,985,244
ING (US) Funding LLC(c)	0.24%	09/20/13	4,287	4,286,468
Lloyds TSB Bank PLC(c)	0.11%	09/09/13	10,000	9,999,756
Lloyds TSB Bank PLC(c)	0.14%	09/13/13	35,000	34,998,425
National Australia Funding Delaware Inc.(b)(c)	0.14%	11/05/13	10,000	9,997,472
National Australia Funding Delaware Inc.(b)(c)	0.17%	09/10/13	30,000	29,998,725
Oversea-Chinese Banking Corp. Ltd.(c)	0.13%	09/19/13	15,000	14,999,025
Societe Generale North America, Inc.(c)	0.12%	09/11/13	15,000	14,999,521
Societe Generale North America, Inc.(c)	0.13%	09/05/13	7,520	7,519,896
Standard Chartered Bank(b)(c)	0.21%	10/04/13	10,000	9,998,075
Standard Chartered Bank(b)(c)	0.21%	10/07/13	7,000	6,998,530
Standard Chartered Bank(b)(c)	0.22%	09/10/13	7,200	7,199,604
Sumitomo Mitsui Banking Corp.(b)(c)	0.22%	10/17/13	20,000	19,994,378
United Overseas Bank Ltd.(b)(c)	0.18%	09/05/13	25,000	24,999,500
United Overseas Bank Ltd.(b)(c)	0.18%	09/10/13	33,000	32,998,515
				296,939,217

Household Products–2.69%
Reckitt Benckiser Treasury Services PLC(b)(c)	0.08%	09/17/13	28,000	27,999,005
Reckitt Benckiser Treasury Services PLC(b)(c)	0.34%	11/05/13	10,000	9,993,861
				37,992,866

Life & Health Insurance–1.77%
MetLife Short Term Funding, LLC(b)	0.12%	09/04/13	25,000	24,999,750

Regional Banks–2.05%
Macquarie Bank Ltd.(b)(c)	0.23%	11/18/13	9,000	8,995,515
Macquarie Bank Ltd.(b)(c)	0.26%	10/24/13	20,000	19,992,344
				28,987,859

Soft Drinks–1.73%
Coca-Cola Co.(b)	0.16%	10/04/13	19,000	18,997,214
Coca-Cola Co.(b)	0.17%	09/10/13	5,500	5,499,766
				24,496,980

Specialized Finance–0.85%
Kreditanstalt fur Wiederaufbau(b)(c)	0.15%	12/02/13	5,000	4,998,084
Kreditanstalt fur Wiederaufbau(b)(c)	0.24%	10/01/13	7,000	6,998,629
				11,996,713
Total Commercial Paper ($710,932,373)				710,932,373

Certificates of Deposit–18.60%
Bank of Montreal(c)	0.12%	09/20/13	21,000	21,000,000
Bank of Nova Scotia(c)	0.23%	10/03/13	6,700	6,700,000
Bank of Nova Scotia(c)(d)	0.22%	10/08/13	6,700	6,700,000
Bank of Nova Scotia(c)(d)	0.31%	02/27/14	26,000	26,000,000
Bank of Nova Scotia(c)(d)	0.33%	09/30/14	7,000	7,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.22%	01/22/14	20,000	20,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.16%	09/30/13	15,000	15,000,000
Barclays Bank PLC(c)	0.25%	03/11/14	20,000	20,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Agricole Corporate & Investment Bank(c)	0.16%	09/06/13	$30,000	$30,000,000
Mizuho Corporate Bank, Ltd.(c)	0.22%	10/15/13	10,000	10,000,000
Natixis(c)(d)	0.31%	06/25/14	18,000	18,000,000
Nordea Bank Finland PLC(c)	0.15%	09/03/13	22,000	22,000,000
Nordea Bank Finland PLC(c)	0.16%	10/24/13	5,000	5,000,000
Norinchukin Bank (The)(c)(d)	0.29%	02/10/14	8,500	8,500,000
Royal Bank of Canada(c)(d)	0.32%	09/04/14	21,000	21,000,000
Sumitomo Mitsui Banking Corp.(c)	0.22%	10/18/13	16,000	16,000,000
Toronto-Dominion Bank(c)	0.25%	09/20/13	10,000	10,000,000
Total Certificates of Deposit (Cost $262,900,000)				262,900,000

Variable Rate Demand Notes–7.82%(e)
Credit Enhanced–7.82%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	06/01/29	2,500	2,500,000
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	0.06%	08/01/35	15,085	15,085,000
Augusta (City of), Georgia Housing Authority (Westbury Creek Apartments); Series 2003 A, Ref. VRD MFH RB (CEP-FNMA)	0.05%	05/15/33	1,895	1,895,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.17%	12/01/28	1,200	1,200,000
Burnsville (City of), Minnesota (Bridgeway Apartments LP); Series 2003, Ref. VRD MFH RB (CEP–FNMA)	0.03%	10/15/33	1,175	1,175,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	07/01/38	4,280	4,280,000
Crawford (County of), Pennsylvania Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(f)	0.07%	11/01/39	2,000	2,000,000
Florida (State of) Housing Finance Agency (Caribbean Key Apartments); Series 1996 F, VRD RB (CEP–FNMA)	0.08%	06/01/26	1,065	1,065,000
Fort Wayne (City of), Indiana (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank N.A.)(f)	0.07%	08/01/28	1,330	1,330,000
Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC–Rabobank Nederland)(c)(f)	0.16%	09/01/14	4,400	4,400,000
Hart Family Holdings LLC; VRD Taxable Option Notes (LOC–FHLB of Dallas)(f)	0.16%	12/01/31	15,535	15,535,000
Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC–Bank of America, N.A.)(f)	0.29%	05/01/14	4,400	4,400,000
Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	06/01/37	1,000	1,000,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Indianapolis)(f)	0.09%	12/01/39	965	965,000
Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.09%	12/01/34	500	500,000
Kansas (State of) Development Finance Authority (Oak Ridge Park Phase I Apartments); Series 2009 D, Ref. VRD MFH RB (CEP–FHLMC)	0.08%	04/01/44	2,990	2,990,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank N.A.)(b)(f)	0.10%	09/01/21	1,100	1,100,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(b)(f)	0.25%	01/01/33	4,115	4,115,000
Montgomery (County of), Pennsylvania Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	03/01/32	1,100	1,100,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.07%	01/01/18	2,040	2,040,000
New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP–FNMA)	0.10%	11/15/37	5,600	5,600,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.19%	12/01/27	5,940	5,940,000
Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	12/01/37	5,500	5,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Orange (County of), Florida Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP–FNMA)	0.07%	06/01/25	$1,000	$1,000,000
Pennsylvania (State of) Economic Development Financing Authority (Glade Run Lutheran Services); Series 2000 E-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.07%	09/01/15	600	600,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.06%	11/01/29	800	800,000
Saint Paul (City of), Minnesota Port Authority;
Series 2009-11 DD, Ref. VRD District Cooling RB (LOC–Deutsche Bank AG)(c)(f)	0.09%	03/01/29	820	820,000
Series 2009-5 O, VRD District Heating RB (LOC–Deutsche Bank AG)(c)(f)	0.09%	12/01/28	1,800	1,800,000
Series 2009-5 P, VRD District Heating RB (LOC–Deutsche Bank AG)(c)(f)	0.12%	12/01/28	885	885,000
Series 2009-7 Q, Ref. VRD District Heating RB (LOC–Deutsche Bank AG)(c)(f)	0.09%	12/01/28	985	985,000
Tucson (City of), Arizona Industrial Development Authority (La Entrada Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.06%	07/15/31	1,750	1,750,000
USTA National Tennis Center, Inc.; Series 2009, VRD Taxable RB (LOC–JPMorgan Chase Bank N.A.)(f)	0.11%	11/15/24	4,600	4,600,000
Washington (State of) Housing Finance Commission (Lake Washington Apartments); Series 1996, VRD Multifamily Mortgage RB (LOC–U.S. Bank, N.A.)(f)	0.07%	10/01/26	4,165	4,165,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	02/01/34	7,500	7,500,000
Total Variable Rate Demand Notes (Cost $110,620,000)				110,620,000

Bonds & Notes–8.88%
Consumer Finance–3.58%
American Honda Finance Corp.,
Sr. Unsec. Floating Rate Medium-Term Notes(b)(c)(d)	0.26%	05/20/14	35,575	35,574,430
Unsec. Medium-Term Notes(b)(c)(d)	0.29%	12/05/13	15,000	15,000,000
				50,574,430

Diversified Banks–4.23%
Royal Bank of Canada, Sr. Unsec. Notes(b)(c)(d)	0.42%	10/01/14	25,000	25,000,000
U.S. Bancorp, Sr. Unsec. Medium-Term Notes	1.13%	10/30/13	5,850	5,856,040
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(d)	0.32%	09/19/14	10,000	10,000,000
Unsec. Medium-Term Notes(d)	0.32%	09/19/14	19,000	19,000,000
				59,856,040

Other Diversified Financial Services–1.07%
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes	2.10%	01/07/14	15,000	15,083,020
Total Bonds & Notes (Cost $125,513,490)				125,513,490

U.S. Treasury Bills–0.71%(a)
U.S. Treasury Bills (Cost $9,996,778)	0.10%	12/26/13	10,000	9,996,778
TOTAL INVESTMENTS (excluding Repurchase Agreements)–86.31% (Cost $1,219,962,641)				1,219,962,641

			Repurchase Amount
Repurchase Agreements–13.58%(g)
Bank of Montreal, Joint agreement dated 08/30/13, aggregate maturing value of $150,001,000 (collateralized by U.S. Government sponsored agency obligations & other instruments valued at $153,000,000; 0.75%-6.11%, 02/28/18-08/01/43)	0.06%	09/03/13	130,000,867	130,000,000
Credit Suisse Securities (USA) LLC, Agreement dated 08/30/13, maturing value of $49,000,980 (collateralized by Corporate obligations valued at $51,451,978; 4.10%-10.50%, 08/01/14-08/01/43)	0.18%	09/03/13	49,000,980	49,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, Joint agreement dated 08/30/13, aggregate maturing value of $600,004,000 (collateralized by U.S. Government sponsored agency obligations valued at $612,000,000; 0%-7.00%, 10/15/13-09/01/43)	0.06%	09/03/13	$12,949,609	$12,949,523
Total Repurchase Agreements (Cost $191,949,523)				191,949,523
TOTAL INVESTMENTS(h)(i)–99.89% (Cost $1,411,912,164)				1,411,912,164
OTHER ASSETS LESS LIABILITIES–0.11%				1,590,481
NET ASSETS–100.00%				$1,413,502,645

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $678,950,732, which represented 48.03% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 11.7%; United Kingdom: 9.8%; Canada: 8.7%; France: 8.1%; Singapore: 6.6%; Germany: 5.1%; other countries less than 5% each: 14.5%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1H.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition*

Number of days to Maturity

as of August 31, 2013

1-7	32.2%
8-30	22.0
31-60	19.1
61-90	5.5
91-180	12.3
181+	8.9

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Money Market Fund

Statement of Assets and Liabilities

August 31, 2013

(Unaudited)

Assets:
Investments, excluding repurchase agreements, at value and cost	$1,219,962,641
Repurchase agreements, at value and cost	191,949,523
Total investments, at value and cost	1,411,912,164
Receivable for:
Investments sold	390,000
Fund shares sold	5,355,384
Interest	225,410
Fund expenses absorbed	106,986
Investment for trustee deferred compensation and retirement plans	88,691
Other assets	100,769
Total assets	1,418,179,404

Liabilities:
Payable for:
Fund shares reacquired	3,625,702
Dividends	5,684
Accrued fees to affiliates	652,754
Accrued trustees’ and officers’ fees and benefits	6,221
Accrued other operating expenses	80,344
Trustee deferred compensation and retirement plans	306,054
Total liabilities	4,676,759
Net assets applicable to shares outstanding	$1,413,502,645

Net assets consist of:
Shares of beneficial interest	$1,413,097,589
Undistributed net investment income	422,496
Undistributed net realized gain (loss)	(17,440)
$1,413,502,645

Net Assets:
Invesco Cash Reserve Shares	$846,251,608
Class AX	$169,432,893
Class B	$42,294,937
Class BX	$9,368,652
Class C	$101,122,951
Class CX	$11,032,443
Class R	$48,001,188
Class Y	$14,134,216
Investor Class	$171,863,757

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Invesco Cash Reserve Shares	846,247,897
Class AX	169,432,146
Class B	42,294,715
Class BX	9,368,609
Class C	101,122,509
Class CX	11,032,395
Class R	48,000,976
Class Y	14,134,154
Investor Class	171,862,995
Net asset value and offering price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Money Market Fund

Statement of Operations

For the six months ended August 31, 2013

(Unaudited)

Investment income:
Interest	$1,441,913

Expenses:
Advisory fees	2,597,231
Administrative services fees	174,276
Custodian fees	20,315
Distribution fees:
Invesco Cash Reserve Shares	575,268
Class AX	134,107
Class B	207,128
Class BX	51,113
Class C	401,609
Class CX	52,978
Class R	95,193
Transfer agent fees	1,504,721
Trustees’ and officers’ fees and benefits	37,235
Other	230,376
Total expenses	6,081,550
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(5,117,197)
Net expenses	964,353
Net investment income	477,560
Net realized gain (loss) from investment securities	(1,288)
Net increase in net assets resulting from operations	$476,272

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Money Market Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2013 and the year ended February 28, 2013

(Unaudited)

	August 31, 2013	February 28, 2013
Operations:
Net investment income	$477,560	$852,407
Net realized gain (loss)	(1,288)	7,223
Net increase in net assets resulting from operations	476,272	859,630

Distributions to shareholders from net investment income:
Invesco Cash Reserve Shares	(272,805)	(246,684)
Class AX	(62,011)	(69,039)
Class B	(15,817)	(19,476)
Class BX	(3,862)	(5,764)
Class C	(32,032)	(30,805)
Class CX	(4,037)	(4,659)
Class R	(16,813)	(16,084)
Class Y	(5,103)	(4,434)
Investor Class	(60,637)	(62,389)
Total distributions from net investment income	(473,117)	(459,334)

Share transactions–net:
Invesco Cash Reserve Shares	132,658,313	(7,011,109)
Class AX	(17,048,399)	(39,250,040)
Class B	(8,287,161)	(16,805,637)
Class BX	(3,796,902)	(9,621,902)
Class C	22,256,379	(5,205,122)
Class CX	(1,223,042)	(3,931,592)
Class R	1,348,799	137,723
Class Y	1,566,814	(107,473)
Investor Class	(1,025,765)	(20,039,141)
Net increase (decrease) in net assets resulting from share transactions	126,449,036	(101,834,293)
Net increase (decrease) in net assets	126,452,191	(101,433,997)

Net assets:
Beginning of period	1,287,050,454	1,388,484,451
End of period (includes undistributed net investment income of $422,496 and $418,053, respectively)	$1,413,502,645	$1,287,050,454

Notes to Financial Statements

August 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Money Market Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide as high a level of current income consistent with preservation of capital and liquidity.

The Fund currently consists of ten different classes of shares: Invesco Cash Reserve Shares, Class AX, Class B, Class BX, Class C, Class CX, Class R, Class Y, Investor Class and Class R5 (not yet commenced). Class AX, Class BX and Class CX shares are closed to new investors. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class C and Class CX shares are sold with a contingent deferred sales charges (“CDSC”). Invesco Cash Reserve Shares, Class AX, Class R, Class Y, Investor Class and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B and Class BX shares are no longer permitted. Existing shareholders of Class B and Class BX shares may continue to reinvest dividends and capital gains distributions in Class B and Class BX shares, respectively, until they convert to Invesco Cash Reserve Shares and Class AX shares, respectively. Also, shareholders in Class B and Class BX shares will be able to exchange those shares for Class B shares of

11                         Invesco Money Market Fund

other Invesco Funds offering such shares until they convert to Invesco Cash Reserve Shares and Class AX shares. Generally, Class B and Class BX shares will automatically convert to Invesco Cash Reserve Shares and Class AX shares, respectively, on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B and Class BX shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

12                         Invesco Money Market Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.40%
Over $1 billion	0.35%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended August 31, 2013, the Adviser waived advisory fees and reimbursed Fund level expenses of $3,595,344 and reimbursed class level expenses of $575,268, $134,107, $207,128, $51,113, $401,609, $52,978 and $95,193 of Invesco Cash Reserve Shares, Class AX, Class B, Class BX, Class C, Class CX and Class R shares, respectively, in order to increase the Fund’s yield.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Invesco Cash Reserve Shares, Class AX, Class B, Class BX, Class C, Class CX, Class R, Class Y, Investor Class and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Invesco Cash Reserve Shares, Class AX, Class B, Class BX, Class C, Class CX and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.15% of the Fund’s average daily net assets of Invesco Cash Reserve Shares and Class AX shares, 0.90% of the average daily net assets of Class B, Class BX, Class C and Class CX shares and 0.40% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2013, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

CDSC are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2013, IDI advised the Fund that IDI retained $2,395, $0, $59,127, $8,400, $12,743 and $80 from Invesco Cash Reserve Shares, Class AX, Class B, Class BX, Class C and Class CX shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2013, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

13                         Invesco Money Market Fund

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2013, the Fund engaged in securities sales of $3,500,059, which did not result in any net realized gains (losses).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,457.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 29, 2016	$8,400	$—	$8,400
February 28, 2017	2,572	—	2,572
February 28, 2018	163	—	163
Not subject to expiration	5,017	—	5,017
	$16,152	$—	$16,152

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

14                         Invesco Money Market Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended August 31, 2013(a)		Year ended February 28, 2013
	Shares	Amount	Shares	Amount
Sold:
Invesco Cash Reserve Shares	484,893,350	$484,893,350	660,828,634	$660,828,634
Class AX	8,751,857	8,751,857	14,878,527	14,878,527
Class B	10,421,507	10,421,507	27,057,305	27,057,305
Class BX	10,754	10,754	81,741	81,741
Class C	50,999,804	50,999,804	69,509,543	69,509,543
Class CX	102,213	102,213	211,704	211,704
Class R	15,617,047	15,617,047	31,683,755	31,683,755
Class Y	10,548,179	10,548,179	14,105,264	14,105,264
Investor Class	46,263,193	46,263,193	70,616,692	70,616,692

Issued as reinvestment of dividends:
Invesco Cash Reserve Shares	266,880	266,880	237,501	237,501
Class AX	61,091	61,091	66,033	66,033
Class B	15,489	15,489	18,553	18,553
Class BX	3,788	3,788	5,496	5,496
Class C	31,463	31,463	29,231	29,231
Class CX	3,960	3,960	4,452	4,452
Class R	16,692	16,692	15,878	15,878
Class Y	4,924	4,924	4,401	4,401
Investor Class	59,724	59,724	61,660	61,660

Automatic conversion of Class B shares to Invesco Cash Reserve Shares and Class BX shares to Class AX shares:
Invesco Cash Reserve Shares	5,527,906	5,527,906	10,568,142	10,568,142
Class AX	1,589,533	1,589,533	7,577,768	7,577,768
Class B	(5,527,906)	(5,527,906)	(10,568,142)	(10,568,142)
Class BX	(1,589,533)	(1,589,533)	(7,577,768)	(7,577,768)

Reacquired:
Invesco Cash Reserve Shares	(358,029,823)	(358,029,823)	(678,645,386)	(678,645,386)
Class AX	(27,450,880)	(27,450,880)	(61,772,368)	(61,772,368)
Class B	(13,196,251)	(13,196,251)	(33,313,353)	(33,313,353)
Class BX	(2,221,911)	(2,221,911)	(2,131,371)	(2,131,371)
Class C	(28,774,888)	(28,774,888)	(74,743,896)	(74,743,896)
Class CX	(1,329,215)	(1,329,215)	(4,147,748)	(4,147,748)
Class R	(14,284,940)	(14,284,940)	(31,561,910)	(31,561,910)
Class Y	(8,986,289)	(8,986,289)	(14,217,138)	(14,217,138)
Investor Class	(47,348,682)	(47,348,682)	(90,717,493)	(90,717,493)
Net increase (decrease) in share activity	126,449,036	$126,449,036	(101,834,293)	$(101,834,293)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 22% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Money Market Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Invesco Cash Reserve Shares
Six months ended 08/31/13	$1.00	$0.00	$(0.00)	$0.00	$(0.00)	$1.00	0.04%	$846,252	0.14	%(c)	0.83	%(c)	0.07	%(c)
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	713,591	0.22		0.86		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	720,425	0.19		0.84		0.03
Year ended 02/28/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	656,565	0.29		0.83		0.03
Seven months ended 02/28/10	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	651,757	0.31	(d)	0.85	(d)	0.04	(d)
Year ended 07/31/09	1.00	0.01	0.00	0.01	(0.01)	1.00	0.77	681,584	0.81		0.96		0.77
Year ended 07/31/08	1.00	0.03	0.00	0.03	(0.03)	1.00	3.21	727,519	0.90		0.96		3.10
Class AX
Six months ended 08/31/13	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.04	169,433	0.14	(c)	0.83	(c)	0.07	(c)
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	186,481	0.22		0.86		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	225,693	0.19		0.84		0.03
Nine months ended 02/28/11(e)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	292,104	0.28	(d)	0.82	(d)	0.04	(d)
Class B
Six months ended 08/31/13	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.04	42,295	0.14	(c)	1.58	(c)	0.07	(c)
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	50,582	0.22		1.61		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	67,348	0.19		1.59		0.03
Year ended 02/28/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	73,517	0.29		1.58		0.03
Seven months ended 02/28/10	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	93,268	0.31	(d)	1.60	(d)	0.04	(d)
Year ended 07/31/09	1.00	0.00	0.00	0.00	(0.00)	1.00	0.41	116,599	1.17		1.70		0.41
Year ended 07/31/08	1.00	0.02	0.00	0.02	(0.02)	1.00	2.44	132,033	1.66		1.72		2.34
Class BX
Six months ended 08/31/13	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.04	9,369	0.14	(c)	1.58	(c)	0.07	(c)
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	13,166	0.22		1.61		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	22,778	0.19		1.59		0.03
Nine months ended 02/28/11(e)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	42,803	0.28	(d)	1.57	(d)	0.04	(d)
Class C
Six months ended 08/31/13	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.04	101,123	0.14	(c)	1.58	(c)	0.07	(c)
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	78,866	0.22		1.61		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	84,040	0.19		1.59		0.03
Year ended 02/28/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	82,567	0.29		1.58		0.03
Seven months ended 02/28/10	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	93,298	0.31	(d)	1.60	(d)	0.04	(d)
Year ended 07/31/09	1.00	0.00	0.00	0.00	(0.00)	1.00	0.41	104,584	1.17		1.70		0.41
Year ended 07/31/08	1.00	0.02	0.00	0.02	(0.02)	1.00	2.44	112,005	1.65		1.71		2.35
Class CX
Six months ended 08/31/13	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.04	11,032	0.14	(c)	1.58	(c)	0.07	(c)
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	12,256	0.22		1.61		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	16,163	0.19		1.59		0.03
Nine months ended 02/28/11(e)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	24,785	0.28	(d)	1.57	(d)	0.04	(d)
Class R
Six months ended 08/31/13	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.04	48,001	0.14	(c)	1.08	(c)	0.07	(c)
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	46,652	0.22		1.11		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	46,509	0.19		1.09		0.03
Year ended 02/28/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	47,227	0.29		1.08		0.03
Seven months ended 02/28/10	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	42,567	0.31	(d)	1.10	(d)	0.04	(d)
Year ended 07/31/09	1.00	0.01	0.00	0.01	(0.01)	1.00	0.64	43,027	0.92		1.20		0.66
Year ended 07/31/08	1.00	0.03	0.00	0.03	(0.03)	1.00	2.95	26,806	1.15		1.21		2.85
Class Y
Six months ended 08/31/13	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.04	14,134	0.14	(c)	0.68	(c)	0.07	(c)
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	12,567	0.22		0.71		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	12,675	0.19		0.69		0.03
Year ended 02/28/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	14,412	0.29		0.68		0.03
Seven months ended 02/28/10	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	14,756	0.31	(d)	0.70	(d)	0.04	(d)
Year ended 07/31/09(e)	1.00	0.01	0.00	0.01	(0.01)	1.00	0.52	17,373	0.71	(d)	0.74	(d)	0.87	(d)
Investor Class
Six months ended 08/31/13	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.04	171,864	0.14	(c)	0.68	(c)	0.07	(c)
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	172,889	0.22		0.71		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	192,854	0.19		0.69		0.03
Year ended 02/28/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	204,974	0.29		0.68		0.03
Seven months ended 02/28/10	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	233,431	0.31	(d)	0.70	(d)	0.04	(d)
Year ended 07/31/09	1.00	0.01	0.00	0.01	(0.01)	1.00	0.89	258,650	0.69		0.71		0.89
Year ended 07/31/08	1.00	0.03	0.00	0.03	(0.03)	1.00	3.41	296,623	0.71		0.71		3.29

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Ratios are annualized and based on average daily net assets (000’s) of $760,771, $177,351, $45,653, $11,266, $88,519, $11,677, $47,209, $14,414 and $172,315 for Invesco Cash Reserve Shares, Class AX, Class B, Class BX, Class C, Class CX, Class R, Class Y and Investor Class shares, respectively.
(d)	Annualized.
(e)	Commencement date of June 7, 2010 for Class AX, Class BX, and Class CX shares and October 3, 2008 for Class Y shares.

16                         Invesco Money Market Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2013 through August 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/13)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/13)	Expenses Paid During Period[2]
Invesco Cash Reserve Shares	$1,000.00	$1,000.40	$0.71	$1,024.50	$0.71	0.14%
AX	1,000.00	1,000.40	0.71	1,024.50	0.71	0.14
B	1,000.00	1,000.40	0.71	1,024.50	0.71	0.14
BX	1,000.00	1,000.40	0.71	1,024.50	0.71	0.14
C	1,000.00	1,000.40	0.71	1,024.50	0.71	0.14
CX	1,000.00	1,000.40	0.71	1,024.50	0.71	0.14
R	1,000.00	1,000.40	0.71	1,024.50	0.71	0.14
Y	1,000.00	1,000.40	0.71	1,024.50	0.71	0.14
Investor	1,000.00	1,000.40	0.71	1,024.50	0.71	0.14

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2013 through August 31, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

17                         Invesco Money Market Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Money Market Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Cash Reserve shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the third quintile for the five year (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Cash Reserve shares of the Fund was above the performance of the Index for the one and three

18                         Invesco Money Market Fund

year periods and below the Index for the five year period. Invesco Advisers noted the low interest rate environment which results in expense waivers, limited investment vehicles and performance challenges. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Cash Reserve shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies. The Board also noted that Invesco Advisers and its affiliates advise two off-shore money market funds with similar investment strategies, both of which had effective advisory fee rates before waivers lower than the Fund.

Other than the funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts in a manner substantially similar to the management of the Fund.

The Board noted that Invesco Advisers is currently waiving expenses to maintain a positive yield by the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund as a result of expenses. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

19                         Invesco Money Market Fund

Go Paperless with eDelivery
Visit invesco.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that’s all about eeees:

–	environmentally friendly. Go green by reducing the number of trees used to produce paper.	–	efficient. Stop waiting for regular mail. Your documents will be sent via email as soon as they’re available.

–	economical. Help reduce your fund’s printing and delivery expenses and put more capital back in your fund’s returns.	–	easy. Download, save and print files using your home computer with a few clicks of your mouse.

This service is provided by Invesco Investment Services, Inc.

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519 MKT-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2013

Invesco Real Estate Fund
Nasdaq:
A: IARAX ■ B: AARBX ■ C: IARCX ■ R: IARRX ■ Y: IARYX Investor: REINX ■ R5: IARIX ■ R6: IARFX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

7	Financial Statements

10	Notes to Financial Statements

16	Financial Highlights

17	Fund Expenses

18	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/ performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/13 to 8/31/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-4.25%
Class B Shares	-4.63
Class C Shares	-4.60
Class R Shares	-4.37
Class Y Shares	-4.13
Investor Class Shares	-4.26
Class R5 Shares	-4.08
Class R6 Shares	-4.03
S&P 500 Index▼ (Broad Market Index)	8.95
FTSE NAREIT All Equity REITs Index – Net Return■ (Style-Specific Index)	-5.08
Lipper Real Estate Funds Index¿ (Peer Group Index)	-6.58

Source(s):	▼Invesco, S&P-Dow Jones via FactSet Research Systems Inc.; ■Invesco, FTSE via FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The FTSE NAREIT All Equity REITs Index – Net Return is an unmanaged index considered representative of US REITs. The index is computed using the net return which withholds applicable taxes for non-resident investors.

The Lipper Real Estate Funds Index is an unmanaged index considered representative of real estate funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                          Invesco Real Estate Fund

Average Annual Total Returns As of 8/31/13, including maximum applicable sales charges

Class A Shares
Inception (12/31/96)	8.91%
10 Years	9.33
5 Years	3.41
1 Year	-5.74

Class B Shares
Inception (3/3/98)	8.54%
10 Years	9.31
5 Years	3.44
1 Year	-5.52

Class C Shares
Inception (5/1/95)	10.06%
10 Years	9.14
5 Years	3.80
1 Year	-1.85

Class R Shares
10 Years	9.70%
5 Years	4.32
1 Year	-0.45

Class Y Shares
10 Years	10.08%
5 Years	4.83
1 Year	0.02

Investor Class Shares
10 Years	9.96%
5 Years	4.57
1 Year	-0.20

Class R5 Shares
10 Years	10.43%
5 Years	5.05
1 Year	0.17

Class R6 Shares
10 Years	10.00%
5 Years	4.67
1 Year	0.18

Class R shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Investor Class shares incepted on September 30, 2003. Performance shown prior to that date is that of Class

Average Annual Total Returns
As of 6/30/13, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares
Inception (12/31/96)	9.38%
10 Years	10.64
5 Years	5.36
1 Year	1.65

Class B Shares
Inception (3/3/98)	9.03%
10 Years	10.63
5 Years	5.43
1 Year	1.89

Class C Shares
Inception (5/1/95)	10.51%
10 Years	10.47
5 Years	5.76
1 Year	5.82

Class R Shares
10 Years	11.02%
5 Years	6.28
1 Year	7.30

Class Y Shares
10 Years	11.40%
5 Years	6.79
1 Year	7.86

Investor Class Shares
10 Years	11.29%
5 Years	6.55
1 Year	7.59

Class R5 Shares
10 Years	11.75%
5 Years	7.04
1 Year	8.01

Class R6 Shares
10 Years	11.31%
5 Years	6.63
1 Year	7.94

A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class R5 shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 1.25%, 2.00%, 2.00%, 1.50%, 1.00%, 1.25%, 0.87%, and 0.77% respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

3 Invesco Real Estate Fund

Letters to Shareholders

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

Enclosed in this semiannual report, you’ll find performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Our website, invesco.com/us, provides fund-specific as well as more general information from many of Invesco’s investment professionals. You’ll find in-depth articles, video clips and audio commentaries – and, of course, you also can access information about your Invesco account whenever it’s convenient for you.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing, and it guides the way we:

■       Manage investments - Our dedicated investment professionals search the world for   the best opportunities, and each investment team follows a clear, disciplined   process to build portfolios and mitigate risk.

■ Provide choices – We offer multiple investment strategies, allowing you and your financial adviser to build a portfolio that’s purpose-built for your needs.

■       Connect with you – We’re committed to giving you the expert insights you need to make informed investing   decisions, and we are well-equipped to provide high-quality support for investors and advisers.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Real Estate Fund

Schedule of Investments(a)

August 31, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.63%
Apartments–17.30%
AvalonBay Communities, Inc.	1,004,877	$124,504,260
Equity Residential	1,107,388	57,462,364
Essex Property Trust, Inc.	535,957	76,807,998
Mid-America Apartment Communities, Inc.	788,400	48,612,744
UDR, Inc.	2,819,370	63,689,568
		371,076,934

Diversified–0.54%
BGP Holdings PLC (Malta) (Acquired 08/06/09; Cost $0)(b)(c)	3,547,941	0
BRCP Realty LP (Acquired 05/29/03-05/29/08; Cost $921,277)(b)(d)	2,789,299	601,922
Cousins Properties, Inc.	1,110,300	11,025,279
		11,627,201

Freestanding–0.72%
National Retail Properties Inc.	507,100	15,532,473

Healthcare–12.62%
HCP, Inc.	739,100	30,103,543
Health Care REIT, Inc.	1,804,279	110,854,902
Healthcare Realty Trust, Inc.	1,151,265	25,891,950
Healthcare Trust of America, Inc.–Class A	2,742,344	28,246,143
Senior Housing Properties Trust	1,574,830	35,827,382
Ventas, Inc.	637,889	39,714,969
		270,638,889

Industrial/Office: Industrial–6.70%
Cabot Industrial Value Fund II LP (Acquired 11/10/05-05/12/09; Cost $3,266,500)(b)(c)(d)	6,533	2,628,272
EastGroup Properties, Inc.	313,700	17,629,940
Exeter Industrial Value Fund LP (Acquired 11/06/07-04/18/11; Cost $3,554,748)(b)(d)	4,185,000	3,464,347
Keystone Industrial Fund II LP (Acquired 01/08/09-05/25/12; Cost $4,518,750)(b)(d)	4,597,826	5,342,798
Keystone Industrial Fund LP (Acquired 03/27/06-06/27/11; Cost $2,784,789)(b)(d)	3,534,653	3,865,797
Prologis, Inc.	3,139,749	110,644,755
		143,575,909

Industrial/Office: Office–13.42%
Boston Properties, Inc.	1,101,185	112,871,463
BRCP Realty II LP (Acquired 10/02/06-04/04/11; Cost $4,646,429)(b)(c)(d)	4,646,429	2,503,449

	Shares	Value
Industrial/Office: Office–(continued)
Hudson Pacific Properties Inc.	1,266,500	$25,266,675
Piedmont Office Realty Trust Inc.–Class A	2,689,528	46,206,091
SL Green Realty Corp.	1,157,709	100,940,648
		287,788,326

Infrastructure–5.37%
American Tower Corp.	1,656,866	115,135,618

Lodging-Resorts–6.67%
Host Hotels & Resorts Inc.	5,667,340	96,514,800
LaSalle Hotel Properties	202,284	5,366,595
Pebblebrook Hotel Trust	643,305	16,468,608
RLJ Lodging Trust	1,076,600	24,740,268
		143,090,271

Regional Malls–14.61%
General Growth Properties, Inc.	2,247,475	43,106,570
Macerich Co. (The)	1,261,454	70,994,631
Simon Property Group, Inc.	1,367,090	199,089,317
		313,190,518

Self Storage Facilities–6.40%
CubeSmart	2,737,598	45,581,007
Public Storage	599,905	91,587,496
		137,168,503

Shopping Centers–7.88%
Acadia Realty Trust	557,927	13,016,437
DDR Corp.	6,318,482	98,062,841
Federal Realty Investment Trust	357,900	34,827,249
Retail Opportunity Investments Corp.	1,781,178	23,048,443
		168,954,970

Timber REIT’S–6.40%
Rayonier Inc.	911,434	50,347,614
Weyerhaeuser Co.	3,173,403	86,887,774
		137,235,388
Total Common Stocks & Other Equity Interests (Cost $1,791,395,909)		2,115,015,000

Money Market Funds–1.58%
Liquid Assets Portfolio–Institutional Class(e)	16,947,369	16,947,369
Premier Portfolio–Institutional Class(e)	16,947,368	16,947,368
Total Money Market Funds (Cost $33,894,737)		33,894,737
TOTAL INVESTMENTS–100.21% (Cost $1,825,290,646)		2,148,909,737
OTHER ASSETS LESS LIABILITIES–(0.21)%		(4,542,761)
NET ASSETS–100.00%		$2,144,366,976

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Real Estate Fund

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $18,406,585, which represented less than 1% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	The Fund has a remaining commitment to purchase additional interests, which are subject to the terms of the limited partnership agreements for the following securities:

Security	Remaining Commitment	Percent Ownership
Exter Industrial Value Fund LP	$315,000	1.26%
BRCP Realty LP	205,351	1.07
Cabot Industrial Value Fund II LP	223,500	0.79
BRCP Realty II LP	353,571	0.73
Keystone Industrial Fund II LP	402,174	0.71
Keystone Industrial Fund LP	69,307	0.69

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By property type, based on Net Assets

as of August 31, 2013

Apartments	17.3%
Regional Malls	14.6
Industrial/Office: Office	13.4
Healthcare	12.6
Shopping Centers	7.9
Industrial/Office: Industrial	6.7
Lodging-Resorts	6.7
Self Storage Facilities	6.4
Timber REIT’S	6.4
Infrastructure	5.4
Freestanding	0.7
Diversified	0.5
Money Market Funds Plus Other Assets Less Liabilities	1.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Real Estate Fund

Statement of Assets and Liabilities

August 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $1,791,395,909)	$2,115,015,000
Investments in affiliated money market funds, at value and cost	33,894,737
Total investments, at value (Cost $1,825,290,646)	2,148,909,737
Receivable for:
Fund shares sold	3,099,260
Dividends and interest	1,983,583
Investment for trustee deferred compensation and retirement plans	80,109
Other assets	91,325
Total assets	2,154,164,014

Liabilities:
Payable for:
Investments purchased	2,818,156
Fund shares reacquired	4,630,718
Accrued fees to affiliates	1,985,011
Accrued trustees’ and officers’ fees and benefits	8,237
Accrued other operating expenses	40,038
Trustee deferred compensation and retirement plans	314,878
Total liabilities	9,797,038
Net assets applicable to shares outstanding	$2,144,366,976

Net assets consist of:
Shares of beneficial interest	$1,607,921,108
Undistributed net investment income	19,651,315
Undistributed net realized gain	193,175,611
Net unrealized appreciation	323,618,942
$2,144,366,976

Net Assets:
Class A	$1,250,017,781
Class B	$11,778,300
Class C	$138,568,319
Class R	$130,599,908
Class Y	$170,820,166
Investor Class	$51,453,605
Class R5	$380,709,325
Class R6	$10,419,572

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	52,062,488
Class B	490,944
Class C	5,793,685
Class R	5,437,776
Class Y	7,114,776
Investor Class	2,146,961
Class R5	15,855,439
Class R6	433,956
Class A:
Net asset value per share	$24.01
Maximum offering price per share
(Net asset value of $24.01 ÷ 94.50%)	$25.41
Class B:
Net asset value and offering price per share	$23.99
Class C:
Net asset value and offering price per share	$23.92
Class R:
Net asset value and offering price per share	$24.02
Class Y:
Net asset value and offering price per share	$24.01
Investor Class:
Net asset value and offering price per share	$23.97
Class R5:
Net asset value and offering price per share	$24.01
Class R6:
Net asset value and offering price per share	$24.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Real Estate Fund

Statement of Operations

For the six months ended August 31, 2013

(Unaudited)

Investment income:
Dividends	$39,289,424
Dividends from affiliated money market funds	17,319
Total investment income	39,306,743

Expenses:
Advisory fees	8,957,823
Administrative services fees	253,406
Custodian fees	23,868
Distribution fees:
Class A	1,804,823
Class B	72,023
Class C	781,577
Class R	371,864
Investor Class	72,801
Transfer agent fees — A, B, C, R, Y and Investor	2,242,524
Transfer agent fees — R5	228,894
Transfer agent fees — R6	739
Trustees’ and officers’ fees and benefits	89,085
Other	199,697
Total expenses	15,099,124
Less: Fees waived and expense offset arrangement(s)	(40,194)
Net expenses	15,058,930
Net investment income	24,247,813

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	122,265,016
Foreign currencies	(8,846)
122,256,170
Change in net unrealized appreciation (depreciation) of:
Investment securities	(241,555,814)
Foreign currencies	397
(241,555,417)
Net realized and unrealized gain (loss)	(119,299,247)
Net increase (decrease) in net assets resulting from operations	$(95,051,434)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Real Estate Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2013 and the year ended February 28, 2013

(Unaudited)

	August 31, 2013	February 28, 2013
Operations:
Net investment income	$24,247,813	$18,251,713
Net realized gain	122,256,170	232,914,104
Change in net unrealized appreciation (depreciation)	(241,555,417)	69,550,148
Net increase (decrease) in net assets resulting from operations	(95,051,434)	320,715,965

Distributions to shareholders from net investment income:
Class A	(7,381,882)	(5,540,421)
Class B	(21,679)	—
Class C	(215,699)	—
Class R	(573,758)	(211,025)
Class Y	(1,098,097)	(825,583)
Investor Class	(296,605)	(237,480)
Class R5	(3,346,779)	(3,102,520)
Class R6	(42,041)	(21)
Total distributions from net investment income	(12,976,540)	(9,917,050)

Distributions to shareholders from net realized gains:
Class A	—	(112,498,353)
Class B	—	(1,503,813)
Class C	—	(11,841,169)
Class R	—	(11,562,284)
Class Y	—	(11,770,721)
Investor Class	—	(4,889,168)
Class R5	—	(34,199,271)
Class R6	—	(800)
Total distributions from net realized gains	—	(188,265,579)

Share transactions–net:
Class A	(109,237,710)	(22,439,939)
Class B	(3,547,800)	(12,886,004)
Class C	(6,215,910)	(682,929)
Class R	(7,843,335)	(3,549,774)
Class Y	25,823,642	58,966,343
Investor Class	(8,117,063)	146,629
Class R5	(52,569,505)	51,114,088
Class R6	10,258,478	724,433
Net increase (decrease) in net assets resulting from share transactions	(151,449,203)	71,392,847
Net increase (decrease) in net assets	(259,477,177)	193,926,183

Net assets:
Beginning of period	2,403,844,153	2,209,917,970
End of period (includes undistributed net investment income of $19,651,315 and $8,380,042, respectively)	$2,144,366,976	$2,403,844,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Real Estate Fund

Notes to Financial Statements

August 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Real Estate Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of eight different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

10                         Invesco Real Estate Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or

11                         Invesco Real Estate Fund

losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.75%
Next $250 million	0.74%
Next $500 million	0.73%
Next $1.5 billion	0.72%
Next $2.5 billion	0.71%
Next $2.5 billion	0.70%
Next $2.5 billion	0.69%
Over $10 billion	0.68%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2013, the Adviser waived advisory fees of $38,455.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

12                         Invesco Real Estate Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2013, IDI advised the Fund that IDI retained $103,671 in front-end sales commissions from the sale of Class A shares and $1,338, $6,252 and $5,220 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,130,503,151	$—	$18,406,586	$2,148,909,737

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,739.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

13                         Invesco Real Estate Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of February 28, 2013.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2013 was $734,706,343 and $828,770,286, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$337,244,443
Aggregate unrealized (depreciation) of investment securities	(38,194,415)
Net unrealized appreciation of investment securities	$299,050,028

Cost of investments for tax purposes is $1,849,859,709.

14                         Invesco Real Estate Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended August 31, 2013(a)		Year ended February 28, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	6,097,156	$159,772,310	14,522,760	$369,939,857
Class B	29,268	761,983	57,588	1,473,529
Class C	523,543	13,751,896	1,061,329	26,951,343
Class R	760,902	19,876,899	1,575,533	40,114,421
Class Y	1,942,148	50,424,309	3,587,802	89,986,737
Investor Class	198,718	5,214,225	405,943	10,319,988
Class R5	2,821,829	73,639,028	6,639,821	168,916,603
Class R6(b)	497,093	12,718,030	31,093	762,627

Issued as reinvestment of dividends:
Class A	287,240	7,140,574	4,880,803	116,825,135
Class B	820	20,650	61,788	1,477,350
Class C	8,291	207,497	486,231	11,591,761
Class R	23,058	573,711	492,019	11,773,047
Class Y	38,748	962,077	510,983	12,233,888
Investor Class	11,405	282,975	210,621	5,032,653
Class R5	127,745	3,169,398	1,507,038	36,108,347
Class R6	1,736	41,965	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	112,619	2,965,601	433,707	11,021,213
Class B	(112,614)	(2,965,601)	(432,731)	(11,021,213)

Reacquired:
Class A	(10,761,640)	(279,116,195)	(20,525,302)	(520,226,144)
Class B	(52,570)	(1,364,832)	(189,518)	(4,815,670)
Class C	(781,082)	(20,175,303)	(1,552,011)	(39,226,033)
Class R	(1,091,845)	(28,293,945)	(2,185,554)	(55,437,242)
Class Y	(992,149)	(25,562,744)	(1,700,391)	(43,254,282)
Investor Class	(531,384)	(13,614,263)	(601,421)	(15,206,012)
Class R5	(5,086,776)	(129,377,931)	(6,103,465)	(153,910,862)
Class R6	(94,438)	(2,501,517)	(1,528)	(38,194)
Net increase (decrease) in share activity	(6,022,179)	$(151,449,203)	3,173,138	$71,392,847

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.

15                         Invesco Real Estate Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/13	$25.21	$0.25	$(1.32)	$(1.07)	$(0.13)	$—	$(0.13)	$24.01	(4.25)%	$1,250,018	1.25	%(d)	1.25	%(d)	1.95	%(d)	62%
Year ended 02/28/13	23.97	0.19	3.26	3.45	(0.10)	(2.11)	(2.21)	25.21	14.90	1,420,236	1.25		1.25		0.76		60
Year ended 02/29/12	23.03	0.17	0.95	1.12	(0.18)	—	(0.18)	23.97	4.93	1,366,743	1.30		1.30		0.74		64
Year ended 02/28/11	17.60	0.17	5.60	5.77	(0.34)	—	(0.34)	23.03	33.11	1,109,689	1.30		1.30		0.88		90
Seven months ended 02/28/10	13.83	0.22	3.73	3.95	(0.18)	—	(0.18)	17.60	28.59	772,496	1.32	(e)	1.32	(e)	2.33	(e)	32
Year ended 07/31/09	22.47	0.43	(8.55)	(8.12)	(0.43)	(0.09)	(0.52)	13.83	(35.99)	562,632	1.43		1.43		3.03		74
Year ended 07/31/08	29.49	0.43	(1.60)	(1.17)	(0.57)	(5.28)	(5.85)	22.47	(4.31)	794,200	1.30		1.30		1.68		47
Class B
Six months ended 08/31/13	25.19	0.16	(1.32)	(1.16)	(0.04)	—	(0.04)	23.99	(4.63)	11,778	2.00	(d)	2.00	(d)	1.20	(d)	62
Year ended 02/28/13	24.03	0.00	3.27	3.27	—	(2.11)	(2.11)	25.19	14.07	15,770	2.00		2.00		0.01		60
Year ended 02/29/12	23.11	0.00	0.95	0.95	(0.03)	—	(0.03)	24.03	4.10	27,132	2.05		2.05		(0.01)		64
Year ended 02/28/11	17.66	0.03	5.62	5.65	(0.20)	—	(0.20)	23.11	32.17	42,219	2.05		2.05		0.13		90
Seven months ended 02/28/10	13.89	0.15	3.74	3.89	(0.12)	—	(0.12)	17.66	28.02	44,355	2.08	(e)	2.07	(e)	1.58	(e)	32
Year ended 07/31/09	22.58	0.34	(8.62)	(8.28)	(0.32)	(0.09)	(0.41)	13.89	(36.50)	39,289	2.18		2.18		2.28		74
Year ended 07/31/08	29.59	0.24	(1.60)	(1.36)	(0.37)	(5.28)	(5.65)	22.58	(5.00)	89,297	2.05		2.05		0.93		47
Class C
Six months ended 08/31/13	25.11	0.16	(1.31)	(1.15)	(0.04)	—	(0.04)	23.92	(4.60)	138,568	2.00	(d)	2.00	(d)	1.20	(d)	62
Year ended 02/28/13	23.97	0.00	3.25	3.25	—	(2.11)	(2.11)	25.11	14.02	151,760	2.00		2.00		0.01		60
Year ended 02/29/12	23.04	0.00	0.96	0.96	(0.03)	—	(0.03)	23.97	4.16	144,927	2.05		2.05		(0.01)		64
Year ended 02/28/11	17.61	0.03	5.60	5.63	(0.20)	—	(0.20)	23.04	32.14	126,377	2.05		2.05		0.13		90
Seven months ended 02/28/10	13.85	0.15	3.73	3.88	(0.12)	—	(0.12)	17.61	28.02	83,099	2.07	(e)	2.08	(e)	1.58	(e)	32
Year ended 07/31/09	22.51	0.33	(8.58)	(8.25)	(0.32)	(0.09)	(0.41)	13.85	(36.48)	57,799	2.18		2.18		2.28		74
Year ended 07/31/08	29.52	0.24	(1.60)	(1.36)	(0.37)	(5.28)	(5.65)	22.51	(5.02)	99,078	2.05		2.05		0.93		47
Class R
Six months ended 08/31/13	25.22	0.22	(1.32)	(1.10)	(0.10)	—	(0.10)	24.02	(4.37)	130,600	1.50	(d)	1.50	(d)	1.70	(d)	62
Year ended 02/28/13	23.98	0.13	3.26	3.39	(0.04)	(2.11)	(2.15)	25.22	14.60	144,909	1.50		1.50		0.51		60
Year ended 02/29/12	23.04	0.11	0.95	1.06	(0.12)	—	(0.12)	23.98	4.65	140,593	1.55		1.55		0.49		64
Year ended 02/28/11	17.61	0.13	5.60	5.73	(0.30)	—	(0.30)	23.04	32.77	137,923	1.55		1.55		0.63		90
Seven months ended 02/28/10	13.84	0.20	3.73	3.93	(0.16)	—	(0.16)	17.61	28.42	76,564	1.57	(e)	1.58	(e)	2.08	(e)	32
Year ended 07/31/09	22.49	0.39	(8.56)	(8.17)	(0.39)	(0.09)	(0.48)	13.84	(36.16)	47,582	1.68		1.68		2.78		74
Year ended 07/31/08	29.50	0.36	(1.58)	(1.22)	(0.51)	(5.28)	(5.79)	22.49	(4.52)	48,460	1.55		1.55		1.43		47
Class Y
Six months ended 08/31/13	25.21	0.29	(1.32)	(1.03)	(0.17)	—	(0.17)	24.01	(4.13)	170,820	1.00	(d)	1.00	(d)	2.20	(d)	62
Year ended 02/28/13	23.97	0.26	3.25	3.51	(0.16)	(2.11)	(2.27)	25.21	15.18	154,464	1.00		1.00		1.01		60
Year ended 02/29/12	23.04	0.22	0.94	1.16	(0.23)	—	(0.23)	23.97	5.15	89,354	1.05		1.05		0.99		64
Year ended 02/28/11	17.60	0.23	5.60	5.83	(0.39)	—	(0.39)	23.04	33.49	73,598	1.05		1.05		1.13		90
Seven months ended 02/28/10	13.83	0.25	3.72	3.97	(0.20)	—	(0.20)	17.60	28.74	27,405	1.07	(e)	1.08	(e)	2.59	(e)	32
Year ended 07/31/09(f)	19.74	0.33	(5.83)	(5.50)	(0.32)	(0.09)	(0.41)	13.83	(27.39)	6,279	1.25	(e)	1.25	(e)	3.21	(e)	74
Investor Class
Six months ended 08/31/13	25.17	0.25	(1.32)	(1.07)	(0.13)	—	(0.13)	23.97	(4.26)	51,454	1.25	(d)	1.25	(d)	1.95	(d)	62
Year ended 02/28/13	23.93	0.19	3.26	3.45	(0.10)	(2.11)	(2.21)	25.17	14.92	62,118	1.25		1.25		0.76		60
Year ended 02/29/12	23.01	0.17	0.93	1.10	(0.18)	—	(0.18)	23.93	4.84	58,702	1.30		1.30		0.74		64
Year ended 02/28/11	17.58	0.17	5.60	5.77	(0.34)	—	(0.34)	23.01	33.15	62,354	1.30		1.30		0.88		90
Seven months ended 02/28/10	13.82	0.22	3.72	3.94	(0.18)	—	(0.18)	17.58	28.54	38,150	1.32	(e)	1.33	(e)	2.33	(e)	32
Year ended 07/31/09	22.45	0.43	(8.54)	(8.11)	(0.43)	(0.09)	(0.52)	13.82	(35.98)	27,576	1.43		1.43		3.03		74
Year ended 07/31/08	29.46	0.43	(1.59)	(1.16)	(0.57)	(5.28)	(5.85)	22.45	(4.28)	33,708	1.30		1.30		1.68		47
Class R5
Six months ended 08/31/13	25.22	0.30	(1.32)	(1.02)	(0.19)	—	(0.19)	24.01	(4.08)	380,709	0.87	(d)	0.87	(d)	2.32	(d)	62
Year ended 02/28/13	23.98	0.29	3.26	3.55	(0.20)	(2.11)	(2.31)	25.22	15.33	453,842	0.87		0.87		1.14		60
Year ended 02/29/12	23.04	0.27	0.94	1.21	(0.27)	—	(0.27)	23.98	5.38	382,468	0.86		0.86		1.18		64
Year ended 02/28/11	17.61	0.26	5.60	5.86	(0.43)	—	(0.43)	23.04	33.67	388,557	0.89		0.89		1.29		90
Seven months ended 02/28/10	13.83	0.27	3.73	4.00	(0.22)	—	(0.22)	17.61	28.97	242,229	0.84	(e)	0.85	(e)	2.81	(e)	32
Year ended 07/31/09	22.47	0.49	(8.53)	(8.04)	(0.51)	(0.09)	(0.60)	13.83	(35.63)	108,139	0.90		0.90		3.56		74
Year ended 07/31/08	29.49	0.55	(1.59)	(1.04)	(0.70)	(5.28)	(5.98)	22.47	(3.84)	65,043	0.83		0.83		2.16		47
Class R6
Six months ended 08/31/13	25.22	0.32	(1.33)	(1.01)	(0.20)	—	(0.20)	24.01	(4.03)	10,420	0.79	(d)	0.79	(d)	2.41	(d)	62
Year ended 02/28/13(f)	26.34	0.13	0.91	1.04	(0.05)	(2.11)	(2.16)	25.22	4.41	746	0.77	(e)	0.77	(e)	1.24	(e)	60

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended August 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $304,395,952 in the effort to regain the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Real Estate Securities Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,432,088, $14,287, $155,041, $147,533, $172,621, $57,766, 454,048 and $10,310 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(e)	Annualized.
(f)	Commencement date of October 3, 2008 and September 24, 2012 for Class Y shares and Class R6 shares, respectively.

16                         Invesco Real Estate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2013 through August 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/13)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/13)	Expenses Paid During Period[2]
A	$1,000.00	$957.50	$6.17	$1,018.90	$6.36	1.25%
B	1,000.00	953.70	9.85	1,015.12	10.16	2.00
C	1,000.00	954.00	9.85	1,015.12	10.16	2.00
R	1,000.00	956.30	7.40	1,017.64	7.63	1.50
Y	1,000.00	958.70	4.94	1,020.16	5.09	1.00
Investor	1,000.00	957.40	6.17	1,018.90	6.36	1.25
R5	1,000.00	959.20	4.30	1,020.82	4.43	0.87
R6	1,000.00	959.70	3.90	1,021.22	4.02	0.79

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2013 through August 31, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

17                         Invesco Real Estate Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Real Estate Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of

Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Real Estate Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of the performance universe for the one and five year periods and the fifth quintile

18                         Invesco Real Estate Fund

for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. Invesco Advisers presented an analysis to the Board that included an explanation of reasons for differences in performance relative to that of the Fund’s peers, including differences between the Fund’s investment strategies and the quality of underlying portfolio investments. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares was below the median contractual management fee rate of funds in the expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective advisory fee rate was below the total account level fee of a mutual fund sub-advised by Invesco Advisers with investment strategies comparable to those of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that advisory fee rates charged by Invesco Advisers to manage other client accounts tended to be more comparable for real estate funds. Nevertheless, the Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

The Board also considered use of an affiliated broker to execute certain trades for the Fund to among other things, control information leakage, and were advised that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

19                         Invesco Real Estate Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519                 REA-SAR-1         Invesco Distributors, Inc.

Semiannual Report to Shareholders		August 31, 2013

Invesco Short Term Bond Fund

Nasdaq: A: STBAX ¢ C: STBCX ¢ R: STBRX ¢ Y: STBYX ¢ R5: ISTBX ¢ R6: ISTFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
15	Financial Statements
17	Notes to Financial Statements
26	Financial Highlights
27	Fund Expenses
28	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/13 to 8/31/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.43%
Class C Shares	-0.61
Class R Shares	-0.60
Class Y Shares	-0.35
Class R5 Shares	-0.34
Class R6 Shares	-0.34
Barclays U.S. Aggregate Index‚ (Broad Market Index)	-2.61
Barclays 1-3 Year Government/Credit Index■ (Style-Specific Index)	0.04
Lipper Short Investment Grade Debt Funds Index■ (Peer Group Index)	-0.52

Source(s): ‚Invesco, Barclays via FactSet Research Systems Inc. ■Lipper Inc.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Barclays 1-3 Year Government/Credit Index is an unmanaged index considered representative of short-term US corporate and government bonds with maturities from one to three years.

The Lipper Short Investment Grade Debt Funds Index is an unmanaged index considered representative of short investment-grade debt funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                Invesco Short Term Bond Fund

Average Annual Total Returns

As of 8/31/13, including maximum applicable

sales charges

Class A Shares
10 Years	1.90%
5 Years	0.72
1 Year	-1.71

Class C Shares
Inception (8/30/02)	1.95%
10 Years	1.88
5 Years	0.91
1 Year	0.29

Class R Shares
10 Years	1.92%
5 Years	0.94
1 Year	0.41

Class Y Shares
10 Years	2.14%
5 Years	1.42
1 Year	0.91

Class R5 Shares
10 Years	2.40%
5 Years	1.45
1 Year	0.93

Class R6 Shares
10 Years	1.93%
5 Years	1.01
1 Year	0.78

Class A shares incepted on April 30, 2004. Performance shown prior to that date is that of Class C shares and includes the 12b-1 fees applicable to Class C shares. Class C share performance reflects any applicable fee waivers or expense reimbursements.

    Class R shares incepted on April 30, 2004. Performance shown prior to that date is that of Class C shares and includes the 12b-1 fees applicable to Class C shares. Class C share performance reflects any applicable fee waivers or expense reimbursements.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class C shares and includes the 12b-1 fees applicable to Class C shares. Class C share performance reflects any applicable fee waivers or expense reimbursements.

    Class R5 Shares shares incepted on April 30, 2004. Performance shown prior to that date is that of Class C shares and includes the 12b-1 fees applicable to Class C shares. Class C share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns

As of 6/30/13, the most recent calendar

quarter-end, including maximum applicable sales charges

Class A Shares
10 Years	1.81%
5 Years	0.71
1 Year	-0.75

Class C Shares
Inception (8/30/02)	1.97%
10 Years	1.79
5 Years	0.92
1 Year	1.29

Class R Shares
10 Years	1.83%
5 Years	0.93
1 Year	1.30

Class Y Shares
10 Years	2.03%
5 Years	1.41
1 Year	1.92

Class R5 Shares
10 Years	2.30%
5 Years	1.44
1 Year	1.80

Class R6 Shares
10 Years	1.84%
5 Years	1.02
1 Year	1.80

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class C shares and includes the 12b-1 fees applicable to Class C shares. Class C share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.68%, 1.03%, 1.03%, 0.53%, 0.44% and 0.43% respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.68%, 1.18%, 1.03%, 0.53%, 0.44% and 0.43% respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 2.50% sales charge. Class C shares have no upfront or contingent deferred sales charge; therefore, performance shown is at net asset value. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses on Class C shares, performance would have been lower. Had the adviser not waived fees and/or reimbursed expenses on Class A, Class R and Class Y shares in the past, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers by the distributor in effect through at least June 30, 2014. See current prospectus for more information.

3 Invesco Short Term Bond Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

    The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

    I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

    The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Enclosed in this semiannual report, you’ll find performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

    Our website, invesco.com/us, provides fund-specific as well as more general information from many of Invesco’s investment professionals. You’ll find in-depth articles, video clips and audio commentaries – and, of course, you also can access information about your Invesco account whenever it’s convenient for you.

    At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing, and it guides the way we:

■	Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.
■	Provide choices – We offer multiple investment strategies, allowing you and your financial adviser to build a portfolio that’s purpose-built for your needs.
■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                Invesco Short Term Bond Fund

Schedule of Investments(a)

August 31, 2013

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–62.52%
Advertising–0.07%
Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 9.75%, 04/01/14	$535,000	$559,075

Aerospace & Defense–1.47%
Boeing Capital Corp., Sr. Unsec. Notes, 2.13%, 08/15/16	2,835,000	2,923,934
General Dynamics Corp., Sr. Unsec. Gtd. Notes, 2.25%, 07/15/16	3,000,000	3,095,143
Honeywell International Inc., Sr. Unsec. Global Notes, 5.40%, 03/15/16	1,000,000	1,107,159
Precision Castparts Corp., Sr. Unsec. Global Notes, 0.70%, 12/20/15	3,645,000	3,631,385
United Technologies Corp., Sr. Unsec. Global Notes, 1.80%, 06/01/17	1,600,000	1,612,181
		12,369,802

Agricultural Products–0.63%
Bunge Ltd. Finance Corp., Sr. Unsec. Gtd. Notes, 3.20%, 06/15/17	500,000	512,544
Ingredion Inc.,
Sr. Unsec. Global Notes, 1.80%, 09/25/17	1,205,000	1,180,451
Sr. Unsec. Notes,
3.20%, 11/01/15	3,500,000	3,642,776
		5,335,771

Air Freight & Logistics–0.17%
United Parcel Service Inc., Sr. Unsec. Global Notes, 1.13%, 10/01/17	1,500,000	1,467,986

Airlines–1.51%
American Airlines Pass Through Trust,
Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	142,960	147,964
Series 2013-2, Class A, Sr. Sec. Pass Through Ctfs., 4.95%, 01/15/23(b)	1,470,000	1,466,325
Continental Airlines Pass Through Trust,
Series 2001-1, Class B, Sec. Pass Through Ctfs., 7.37%, 12/15/15	24,930	26,862
Series 2009-2, Class A, Sr. Sec. Global Pass Through Ctfs., 7.25%, 11/10/19	3,703,408	4,242,717
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	1,243,300	1,267,777
Delta Air Lines Pass Through Trust,
Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	35,711	41,559
Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	364,002	398,924
Series 2012-1, Class B, Sec. Pass Through Ctfs., 6.88%, 05/07/19(b)	4,822,625	5,124,039
		12,716,167

	Principal Amount	Value
Alternative Carriers–0.65%
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 6.50%, 01/15/18	$5,233,000	$5,502,344

Automobile Manufacturers–3.57%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 09/01/13	250,000	250,000
Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes,
1.88%, 09/15/14(b)	1,010,000	1,019,014
1.45%, 08/01/16(b)	5,000,000	4,980,751
1.88%, 01/11/18(b)	2,525,000	2,469,071
2.38%, 08/01/18(b)	7,830,000	7,721,087
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes,
1.70%, 05/09/16	325,000	321,036
3.88%, 01/15/15	500,000	515,180
Sr. Unsec. Notes,
3.00%, 06/12/17	2,000,000	2,016,722
3.98%, 06/15/16	3,600,000	3,764,020
Hyundai Capital America (South Korea), Sr. Unsec. Notes, 1.88%, 08/09/16(b)	3,000,000	2,992,257
Toyota Motor Credit Corp. (Japan), Sr. Unsec. Medium-Term Notes, 2.00%, 09/15/16	3,900,000	3,994,732
		30,043,870

Automotive Retail–0.23%
AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	1,895,000	1,933,890

Biotechnology–1.14%
Celgene Corp., Sr. Unsec. Global Notes,
1.90%, 08/15/17	950,000	945,364
2.30%, 08/15/18	2,500,000	2,473,489
Genzyme Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 06/15/15	3,000,000	3,153,107
Gilead Sciences Inc., Sr. Unsec. Global Notes, 2.40%, 12/01/14	3,000,000	3,057,358
		9,629,318

Brewers–0.64%
Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Global Notes,
2.88%, 02/15/16	1,300,000	1,358,379
4.13%, 01/15/15	1,000,000	1,047,498
Heineken NV (Netherlands), Sr. Unsec. Notes, 0.80%, 10/01/15(b)	2,970,000	2,960,878
		5,366,755

Broadcasting–0.37%
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/14	3,000,000	3,127,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Short Term Bond Fund

	Principal Amount	Value
Cable & Satellite–0.37%
COX Communications Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	$565,000	$598,140
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Sr. Unsec. Gtd. Global Notes, 2.40%, 03/15/17	695,000	689,663
Sr. Unsec. Gtd. Notes, 1.75%, 01/15/18	1,405,000	1,340,951
Time Warner Cable Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 02/14/14	500,000	516,667
		3,145,421

Casinos & Gaming–0.06%
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	500,000	535,000

Catalog Retail–0.83%
QVC Inc., Sr. Sec. Notes, 7.50%, 10/01/19(b)	6,400,000	6,944,000

Computer Hardware–0.17%
Hewlett-Packard Co., Sr. Unsec. Global Notes, 2.63%, 12/09/14	1,395,000	1,424,125

Construction & Engineering–0.48%
URS Corp., Sr. Unsec. Gtd. Notes, 4.35%, 04/01/17(b)	4,000,000	4,078,604

Construction & Farm Machinery & Heavy Trucks–0.79%
Caterpillar Financial Services Corp., Sr. Unsec. Notes, 0.70%, 11/06/15	2,575,000	2,571,409
John Deere Capital Corp., Sr. Unsec. Medium-Term Notes,
1.25%, 12/02/14	1,000,000	1,010,081
1.40%, 03/15/17	3,075,000	3,055,110
		6,636,600

Construction Materials–0.20%
CRH America Inc. (Ireland), Sr. Unsec. Gtd. Notes, 4.13%, 01/15/16	1,605,000	1,685,128

Consumer Finance–1.10%
Ally Financial Inc., Sr. Unsec. Gtd. Notes, 4.50%, 02/11/14	250,000	252,812
American Express Credit Corp., Sr. Unsec. Medium-Term Notes, 2.75%, 09/15/15	2,595,000	2,692,052
Capital One Financial Corp., Sr. Unsec. Global Notes,
1.00%, 11/06/15	1,000,000	993,178
2.15%, 03/23/15	1,750,000	1,779,247
SLM Corp.,
Sr. Unsec. Medium-Term Notes, 3.88%, 09/10/15	2,685,000	2,732,422
Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	780,000	780,090
		9,229,801

	Principal Amount	Value
Department Stores–0.00%
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	$30,000	$27,900

Distillers & Vintners–0.84%
Brown-Forman Corp., Sr. Unsec. Notes, 1.00%, 01/15/18	2,160,000	2,076,424
Diageo Capital PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 1.13%, 04/29/18	5,205,000	4,980,705
		7,057,129

Diversified Banks–5.16%
Abbey National Treasury Services PLC (United Kingdom),
Sr. Unsec. Gtd. Global Notes,
2.88%, 04/25/14	470,000	473,789
3.05%, 08/23/18	2,700,000	2,711,852
Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(b)	625,000	640,440
ABN Amro Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 01/31/14(b)	2,750,000	2,775,133
Banco Bradesco S.A. (Brazil), Sr. Unsec. Notes, 4.13%, 05/16/16(b)	3,000,000	3,108,527
Bank of Montreal (Canada), Sr. Unsec. Medium-Term Notes, 0.80%, 11/06/15	1,625,000	1,623,955
Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 5.14%, 10/14/20	1,195,000	1,239,820
BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(b)	1,585,000	1,586,416
HSBC USA Inc., Sr. Unsec. Global Notes, 2.38%, 02/13/15	1,160,000	1,187,263
ICICI Bank Ltd. (India), Sr. Unsec. Notes, 4.75%, 11/25/16(b)	750,000	757,751
ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 09/01/15(b)	1,015,000	1,041,701
Nordea Bank AB (Sweden),
Sr. Unsec. Notes,
2.25%, 03/20/15(b)	600,000	612,356
Series 2, Sr. Unsec. Notes, 3.70%, 11/13/14(b)	1,120,000	1,158,952
Santander Holdings USA Inc., Sr. Unsec. Global Notes, 3.00%, 09/24/15	3,495,000	3,556,785
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 2.99%, 10/07/13(b)	3,000,000	3,005,623
Societe Generale S.A. (France), Sr. Unsec. Notes, 2.50%, 01/15/14(b)	280,000	280,800
Standard Chartered PLC (Hong Kong), Sr. Unsec. Notes,
3.20%, 05/12/16(b)	3,200,000	3,340,132
3.85%, 04/27/15(b)	850,000	885,850
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/17(b)	1,305,000	1,200,593

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Short Term Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	$2,025,000	$2,111,544
VTB Bank OJSC Via VTB Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes,
6.32%, 02/22/18(b)	200,000	209,778
6.55%, 10/13/20(b)	155,000	159,773
Wells Fargo & Co.,
Sr. Unsec. Global Notes, 3.63%, 04/15/15	1,200,000	1,253,364
Sr. Unsec. Medium-Term Global Notes, 1.25%, 02/13/15	4,000,000	4,025,703
Series K, Jr. Unsec. Sub. Global Notes, 7.98%(c)	4,000,000	4,470,000
		43,417,900

Diversified Capital Markets–0.07%
UBS AG (Switzerland), Sr. Unsec. Medium-Term Bank Notes, 3.88%, 01/15/15	565,000	588,470

Diversified Chemicals–0.03%
Dow Chemical Co. (The), Sr. Unsec. Global Notes, 4.13%, 11/15/21	250,000	254,193

Diversified Metals & Mining–1.47%
Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/14(b)	550,000	574,635
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.00%, 04/01/17(b)	500,000	512,500
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Gtd. Notes, 2.38%, 03/15/18(b)	5,000,000	4,690,395
Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 1.13%, 03/20/15	3,500,000	3,507,209
Xstrata Finance Canada Ltd. (Canada), Sr. Unsec. Gtd. Notes,
2.05%, 10/23/15(b)	1,330,000	1,324,050
2.70%, 10/25/17(b)	1,830,000	1,783,577
		12,392,366

Diversified REIT’s–0.31%
Qatari Diar Finance Co. (Qatar), Sr. Unsec. Gtd. Notes,
3.50%, 07/21/15(b)	2,400,000	2,488,294
5.00%, 07/21/20(b)	120,000	129,949
		2,618,243

Diversified Support Services–0.21%
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.80%, 11/01/18(b)	1,750,000	1,739,902

Electric Utilities–3.30%
DCP Midstream LLC, Sr. Unsec. Notes,
9.70%, 12/01/13(b)	2,355,000	2,406,738
9.75%, 03/15/19(b)	500,000	629,169

	Principal Amount	Value
Electric Utilities–(continued)
Electricite De France S.A. (France), Sr. Unsec. Notes, 5.50%, 01/26/14(b)	$545,000	$554,872
Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	1,365,000	1,399,701
Kentucky Utilities Co., Sr. Sec. First Mortgage Global Bonds, 1.63%, 11/01/15	3,000,000	3,056,346
Louisville Gas & Electric Co., Sr. Sec. First Mortgage Global Bonds, 1.63%, 11/15/15	2,685,000	2,736,922
NextEra Energy Capital Holdings Inc., Sr. Unsec. Gtd. Notes,
1.20%, 06/01/15	4,000,000	4,016,164
1.34%, 09/01/15	4,700,000	4,678,373
2.60%, 09/01/15	1,475,000	1,517,969
Southern Co. (The), Series A, Sr. Unsec. Notes, 2.38%, 09/15/15	1,500,000	1,542,371
Southern Power Co., Series D, Sr. Unsec. Global Notes, 4.88%, 07/15/15	3,780,000	4,048,290
System Energy Resources Inc., Sec. First Mortgage Bonds, 4.10%, 04/01/23	1,200,000	1,185,618
		27,772,533

Electrical Components & Equipment–0.59%
Eaton Corp. PLC, Sr. Unsec. Gtd. Notes, 0.95%, 11/02/15(b)	5,000,000	4,998,402

Environmental & Facilities Services–0.29%
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	2,355,000	2,409,690

Food Retail–0.18%
WM Wrigley Jr. Co., Sr. Sec. Gtd. Notes, 3.70%, 06/30/14(b)	1,500,000	1,534,512

General Merchandise Stores–0.26%
Dollar General Corp., Sr. Unsec. Global Notes, 1.88%, 04/15/18	2,240,000	2,154,765

Gold–1.49%
Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes,
1.75%, 05/30/14	3,345,000	3,356,031
2.90%, 05/30/16	2,935,000	2,954,920
Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 3.63%, 09/01/16	5,000,000	4,990,815
Newmont Mining Corp., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/19	1,200,000	1,260,276
		12,562,042

Health Care Distributors–0.19%
McKesson Corp., Sr. Unsec. Global. Notes, 1.40%, 03/15/18	1,670,000	1,612,072

Health Care Equipment–0.88%
Boston Scientific Corp., Sr. Unsec. Global Notes, 2.65%, 10/01/18	1,700,000	1,683,247

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Short Term Bond Fund

	Principal Amount	Value
Health Care Equipment–(continued)
Medtronic Inc., Sr. Unsec. Global Notes, 3.00%, 03/15/15	$5,500,000	$5,698,311
		7,381,558

Health Care Facilities–0.00%
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 9.25%, 02/01/15	5,000	5,500

Health Care Services–0.52%
Express Scripts Holding Co.,
Sr. Unsec. Gtd. Global Notes,
2.65%, 02/15/17	1,500,000	1,535,853
3.50%, 11/15/16	450,000	475,789
Sr. Unsec. Gtd. Notes,
3.13%, 05/15/16	885,000	922,817
Medco Health Solutions Inc., Sr. Unsec. Gtd. Notes, 2.75%, 09/15/15	1,380,000	1,425,116
		4,359,575

Homebuilding–0.60%
DR Horton Inc., Sr. Unsec. Gtd. Notes, 6.13%, 01/15/14	5,000,000	5,087,500

Hotels, Resorts & Cruise Lines–1.54%
Carnival Corp., Sr. Unsec. Gtd. Global Notes,
1.20%, 02/05/16	4,415,000	4,370,552
1.88%, 12/15/17	1,285,000	1,247,877
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 6.88%, 12/01/13	3,854,000	3,892,540
Wyndham Worldwide Corp., Sr. Unsec. Notes,
2.50%, 03/01/18	2,385,000	2,337,303
2.95%, 03/01/17	1,000,000	1,014,634
5.63%, 03/01/21	130,000	139,267
		13,002,173

Independent Power Producers & Energy Traders–0.23%
AES Corp. (The), Sr. Unsec. Notes, 7.75%, 03/01/14	1,895,000	1,942,375

Industrial Conglomerates–1.11%
General Electric Co., Sr. Unsec. Global Notes, 0.85%, 10/09/15	3,000,000	3,000,003
Hutchison Whampoa International Ltd. (Hong Kong),
Sr. Unsec. Gtd. Notes,
4.63%, 09/11/15(b)	2,217,000	2,359,522
5.75%, 09/11/19(b)	100,000	112,097
Unsec. Gtd. Sub. Notes, 6.00%(b)(c)	3,060,000	3,228,300
Sigma Alimentos S.A. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 5.63%, 04/14/18(b)	620,000	669,361
		9,369,283

Industrial Machinery–0.60%
Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 1.35%, 12/01/15	5,000,000	5,029,005

	Principal Amount	Value
Integrated Oil & Gas–1.26%
Lukoil International Finance B.V. (Russia), Sr. Unsec. Gtd. Notes, 6.13%, 11/09/20(b)	$210,000	$220,152
Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 3.88%, 01/27/16	3,500,000	3,592,466
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes,
1.90%, 08/10/18	5,225,000	5,191,014
3.10%, 06/28/15	1,210,000	1,265,047
Statoil ASA (Norway), Sr. Unsec. Gtd. Global Notes, 1.80%, 11/23/16	350,000	357,370
		10,626,049

Integrated Telecommunication Services–1.32%
AT&T Inc., Sr. Unsec. Global Notes,
0.80%, 12/01/15	3,500,000	3,490,329
2.50%, 08/15/15	1,070,000	1,104,711
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Global Notes,
5.55%, 02/01/14	4,340,000	4,425,515
7.38%, 11/15/13	1,000,000	1,013,411
Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/13	585,000	588,963
Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	210,000	214,440
Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 5.50%, 10/23/20(b)	129,000	114,912
Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	119,000	119,716
		11,071,997

Internet Software & Services–0.58%
Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/17	1,940,000	1,890,910
Ebay Inc., Sr. Unsec. Global Notes, 0.70%, 07/15/15	3,000,000	3,006,380
		4,897,290

Investment Banking & Brokerage–2.19%
Charles Schwab Corp. (The), Sr. Unsec. Global Notes, 0.85%, 12/04/15	4,890,000	4,886,632
Goldman Sachs Group, Inc. (The),
Sr. Unsec. Global Notes, 5.13%, 01/15/15	2,535,000	2,675,101
Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	1,485,000	1,556,170
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes,
6.00%, 01/14/20(b)	500,000	525,621
7.30%, 08/01/14(b)	350,000	368,347

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Short Term Bond Fund

	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Morgan Stanley,
Sr. Unsec. Global Notes, 1.75%, 02/25/16	$4,060,000	$4,068,728
Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/24/15	1,880,000	1,965,991
Sr. Unsec. Notes,
3.45%, 11/02/15	2,210,000	2,292,497
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	85,000	89,527
		18,428,614

Life & Health Insurance–0.87%
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	345,000	369,316
Prudential Covered Trust, Series 2012-1, Class A, Sec. Gtd. Notes, 3.00%, 09/30/15(b)	2,700,000	2,785,121
Prudential Financial, Inc.,
Sr. Unsec. Medium-Term Global Notes, 2.30%, 08/15/18	4,000,000	3,985,274
Sr. Unsec. Medium-Term Notes, 6.20%, 01/15/15	190,000	203,253
		7,342,964

Managed Health Care–0.78%
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	980,000	1,040,128
UnitedHealth Group Inc., Sr. Unsec. Global Notes,
0.85%, 10/15/15	2,090,000	2,094,153
1.88%, 11/15/16	1,600,000	1,630,686
Wellpoint Inc., Sr. Unsec. Global Notes, 1.25%, 09/10/15	1,750,000	1,762,375
		6,527,342

Movies & Entertainment–0.32%
Viacom Inc., Sr. Unsec. Global Notes, 2.50%, 09/01/18	2,710,000	2,682,424

Multi-Utilities–0.37%
Dominion Resources, Inc., Sr. Unsec. Notes, 2.25%, 09/01/15	3,000,000	3,081,762

Office Electronics–0.35%
Xerox Corp., Sr. Unsec. Notes, 4.25%, 02/15/15	2,855,000	2,977,424

Office REIT’s–0.31%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	2,510,000	2,637,937

Oil & Gas Drilling–0.49%
Transocean Inc., Sr. Unsec. Gtd. Global Notes,
4.95%, 11/15/15	3,430,000	3,682,519
6.00%, 03/15/18	400,000	445,799
		4,128,318

	Principal Amount	Value
Oil & Gas Exploration & Production–1.60%
Anadarko Petroleum Corp., Sr. Unsec. Notes, 7.63%, 03/15/14	$1,620,000	$1,678,847
Devon Energy Corp., Sr. Unsec. Global Notes, 2.40%, 07/15/16	1,600,000	1,642,873
Empresa Nacional del Petroleo (Chile), Sr. Unsec. Notes, 5.25%, 08/10/20(b)	105,000	103,901
EOG Resources, Inc., Sr. Unsec. Notes, 2.95%, 06/01/15	2,000,000	2,077,455
Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.88%, 06/01/15	5,172,000	5,262,769
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Notes, 3.50%, 01/30/23(b)	3,000,000	2,731,988
		13,497,833

Oil & Gas Refining & Marketing–0.53%
Marathon Petroleum Corp., Sr. Unsec. Global Notes, 3.50%, 03/01/16	1,500,000	1,576,017
Phillips 66, Sr. Unsec. Gtd. Global Notes,
1.95%, 03/05/15	800,000	812,910
2.95%, 05/01/17	2,000,000	2,062,393
		4,451,320

Oil & Gas Storage & Transportation–1.82%
DCP Midstreams Operating LP, Sr. Unsec. Gtd. Notes, 2.50%, 12/01/17	1,700,000	1,678,424
Kinder Morgan Energy Partners LP, Sr. Unsec. Notes, 2.65%, 02/01/19	2,205,000	2,183,112
Plains All American Pipeline L.P./PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	445,000	438,319
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.67%, 08/15/14	4,750,000	4,956,269
Trans-Canada Pipelines Ltd. (Canada), Sr. Unsec. Global Notes, 0.88%, 03/02/15	2,969,000	2,975,160
Williams Partners L.P., Sr. Unsec. Global Notes, 3.80%, 02/15/15	3,000,000	3,122,139
		15,353,423

Other Diversified Financial Services–3.46%
Bank of America Corp.,
Sr. Unsec. Global Notes, 3.70%, 09/01/15	3,070,000	3,206,793
6.50%, 08/01/16	165,000	186,099
Sr. Unsec. Medium-Term Notes, 1.25%, 01/11/16	2,160,000	2,148,511
Citigroup Inc.,
Sr. Unsec. Global Notes, 6.01%, 01/15/15	1,110,000	1,183,578
Sr. Unsec. Notes,
4.75%, 05/19/15	3,000,000	3,183,423
Doric Nimrod Air Alpha Pass Through Trust (United Arab Emirates), Series 2013-1, Sec. Pass Through Ctfs., 6.13%, 11/30/19(b)	4,000,000	3,970,996
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.25%, 01/10/14(b)	2,000,000	2,009,713

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Short Term Bond Fund

	Principal Amount	Value
Other Diversified Financial Services–(continued)
General Electric Capital Corp., Sr. Unsec. Global Notes, 2.15%, 01/09/15	$1,800,000	$1,835,348
ING US Inc., Sr. Unsec. Gtd. Global Notes, 2.90%, 02/15/18	5,000,000	4,988,344
JPMorgan Chase & Co.,
Sr. Unsec. Global Notes,
1.13%, 02/26/16	2,000,000	1,992,425
Series 1, Jr. Unsec. Sub. Global Notes, 7.90%(c)	4,000,000	4,440,000
		29,145,230

Packaged Foods & Meats–0.29%
General Mills Inc., Sr. Unsec. Global Notes, 0.88%, 01/29/16	2,450,000	2,438,108

Paper Packaging–0.17%
Packing Corp. of America, Sr. Unsec. Global Notes, 3.90%, 06/15/22	1,500,000	1,463,578

Personal Products–0.33%
Avon Products Inc., Sr. Unsec. Global Notes, 2.38%, 03/15/16	2,780,000	2,807,598

Pharmaceuticals–1.89%
AbbVie Inc., Sr. Unsec. Global Notes, 1.20%, 11/06/15	5,240,000	5,268,623
Actavis Inc., Sr. Unsec. Global Notes, 1.88%, 10/01/17	4,000,000	3,937,433
Sanofi (France), Sr. Unsec. Global Notes, 1.63%, 03/28/14	1,675,000	1,687,797
Zoetis Inc., Sr. Unsec Notes, 1.15%, 02/01/16(b)	5,000,000	4,992,854
		15,886,707

Property & Casualty Insurance–0.26%
XL Group PLC (Ireland), Sr. Unsec. Global Notes, 5.25%, 09/15/14	2,092,000	2,185,989

Publishing–0.03%
Gannett Co. Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 11/15/14	225,000	244,125

Railroads–0.10%
CSX Corp., Sr. Unsec. Notes, 4.25%, 06/01/21	765,000	804,449

Regional Banks–1.97%
CIT Group Inc., Series C, Sr. Unsec. Notes, 5.25%, 04/01/14(b)	3,500,000	3,539,375
Fifth Third Bancorp, Unsec. Sub. Notes, 4.50%, 06/01/18	1,360,000	1,451,048
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	750,000	860,899
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 4.65%, 02/25/15(b)	390,000	406,903
PNC Bank, N.A., Sr. Unsec. Notes, 1.30%, 10/03/16	6,000,000	6,000,690

	Principal Amount	Value
Regional Banks–(continued)
Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	$4,000,000	$4,294,841
		16,553,756

Retail REIT’s–0.66%
Simon Property Group L.P., Sr. Unsec. Notes, 1.50%, 02/01/18(b)	3,500,000	3,384,062
WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	1,815,000	2,159,279
		5,543,341

Soft Drinks–0.38%
Coca-Cola Co. (The), Sr. Unsec. Global Notes, 1.80%, 09/01/16	2,210,000	2,258,950
Dr. Pepper Snapple Group Inc., Sr. Unsec. Gtd. Global Notes, 2.00%, 01/15/20	1,000,000	930,129
		3,189,079

Specialized Finance–0.94%
International Lease Finance Corp., Sr. Unsec. Global Notes,
4.88%, 04/01/15	1,000,000	1,029,375
5.75%, 05/15/16	2,300,000	2,417,875
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 03/01/16	4,295,000	4,483,831
		7,931,081

Specialized REIT’s–1.11%
American Tower Corp.,
Sr. Unsec. Global Notes, 4.63%, 04/01/15	1,140,000	1,193,048
Sr. Unsec. Notes,
4.50%, 01/15/18	175,000	184,702
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	500,000	563,727
HCP Inc., Sr. Unsec. Notes, 2.70%, 02/01/14	3,500,000	3,527,136
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	1,735,000	1,797,894
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 2.00%, 02/15/18	2,185,000	2,118,720
		9,385,227

Specialty Stores–1.01%
Staples Inc., Sr. Unsec. Global Notes, 2.75%, 01/12/18	8,500,000	8,538,321

Steel–0.41%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes,
4.25%, 08/05/15	1,615,000	1,665,245
4.25%, 03/01/16	1,000,000	1,025,616
6.13%, 06/01/18	750,000	775,170
		3,466,031

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Short Term Bond Fund

	Principal Amount	Value
Systems Software–0.44%
Symantec Corp.,
Sr. Unsec. Global Notes, 2.75%, 06/15/17	$2,500,000	$2,526,923
Sr. Unsec. Notes,
2.75%, 09/15/15	1,150,000	1,186,658
		3,713,581

Tobacco–0.10%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	800,000	850,038

Trading Companies & Distributors–0.15%
GATX Corp., Sr. Unsec. Notes, 2.38%, 07/30/18	1,250,000	1,224,602

Trucking–0.67%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Floating Rate Global Notes, 2.76%, 05/15/14(d)	600,000	600,000
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 1.40%, 04/15/16(b)	2,000,000	1,989,275
Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 2.50%, 03/15/16(b)	2,020,000	2,055,268
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	1,000,000	1,030,472
		5,675,015

Wireless Telecommunication Services–1.04%
America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes,
2.38%, 09/08/16	870,000	883,932
3.63%, 03/30/15	1,755,000	1,818,050
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes,
3.21%, 08/15/15(b)	1,415,000	1,457,174
4.52%, 01/15/15(b)	1,265,000	1,321,925
4.88%, 08/15/20(b)	245,000	255,106
6.11%, 01/15/20(b)	900,000	1,023,750
Vodafone Group PLC (United Kingdom), Sr. Unsec. Global Notes, 0.90%, 02/19/16	2,000,000	1,973,062
		8,732,999
Total U.S. Dollar Denominated Bonds and Notes (Cost $522,484,400)		526,531,797

U.S. Treasury Securities–16.76%
U.S. Treasury Bills–0.18%
0.09%, 05/01/14(e)(f)	225,000	224,895
0.11%, 05/01/14(e)(f)	1,050,000	1,049,510
0.12%, 05/01/14(e)(f)	100,000	99,953
0.08%, 05/01/14(e)(f)	150,000	149,930
		1,524,288

	Principal Amount	Value
U.S. Treasury Notes–16.58%
0.25%, 08/31/14	$6,000,000	$6,005,922
2.38%, 10/31/14	1,500,000	1,538,057
2.13%, 11/30/14	500,000	511,906
0.25%, 05/31/15	10,000,000	9,983,679
0.25%, 07/31/15	78,429,000	78,228,107
0.38%, 08/31/15	2,927,000	2,925,388
0.63%, 08/15/16	18,862,000	18,781,532
1.38%, 07/31/18	21,908,000	21,674,364
		139,648,955
Total U.S. Treasury Securities (Cost $141,365,868)		141,173,243

Asset-Backed Securities–13.26%
AmeriCredit Automobile Receivables Trust,
Series 2011-2, Class D, Pass Through Ctfs., 4.00%, 05/08/17	5,000,000	5,192,137
Series 2011-3, Class D, Pass Through Ctfs., 4.04%, 07/10/17	3,000,000	3,135,300
Banc of America Merrill Lynch Commercial Mortgage Inc., Series 2005-6, Class A4, Variable Rate Pass Through Ctfs., 5.36%, 09/10/47(d)	4,200,000	4,509,160
Banc of America Mortgage Securities Inc., Series 2004-D, Class 2A2, Floating Rate Pass Through Ctfs., 2.87%, 05/25/34(d)	253,930	246,793
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Floating Rate Pass Through Ctfs., 2.31%, 08/25/33(d)	406,258	400,028
Bear Stearns Commercial Mortgage Securities,
Series 2004-T14, Class A4, Pass Through Ctfs., 5.20%, 01/12/41	226,941	229,513
Series 2006-PW11, Class AAB, Variable Rate Pass Through Ctfs., 5.61%, 03/11/39(d)	155,320	157,550
Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	500,000	551,499
Series 2005-T18, Class A4, Pass Through Ctfs., 4.93%, 02/13/42	4,053,573	4,234,097
Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.61%, 03/11/39(d)	3,000,000	3,255,027
Cabela’s Master Credit Card Trust, Series 2011-2A, Class A1, Pass Through Ctfs., 2.39%, 06/17/19(b)	1,500,000	1,545,559
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.30%, 08/25/34(d)	1,193,431	1,193,266
COMM Mortgage Trust, Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.24%, 06/08/30(b)(d)	4,125,000	4,120,813

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Short Term Bond Fund

	Principal Amount	Value
Commercial Mortgage Trust, Series 2013-BREH, Class B, Floating Rate Pass Through Ctfs., 1.99%, 05/15/30(b)	$3,770,000	$3,779,146
Credit Suisse First Mortgage Securities Corp., Series 2005-C1, Class AJ, Pass Through Ctfs., 5.08%, 02/15/38	3,000,000	3,108,468
Credit Suisse Mortgage Capital Ctfs.,
Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.63%, 09/26/34(b)(d)	381,506	383,652
Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37 (Acquired 03/01/10; Cost $624,947)(b)	606,744	636,134
Fontainebleau Miami Beach Trust, Series 2012, Class B, Pass Through Ctfs., 3.88%, 05/05/27(b)	3,000,000	3,080,920
Ford Credit Floorplan Master Owner Trust, Series 2010-3, Class A1, Pass Through Ctfs., 4.20%, 02/15/17(b)	575,000	603,365
GE Capital Credit Card Master Note Trust, Series 2010-2, Class A, Pass Through Ctfs., 4.47%, 03/15/20	2,000,000	2,199,500
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	125,000	130,533
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class B, Pass Through Ctfs., 4.05%, 04/10/34(b)	1,000,000	993,854
JP Morgan Mortgage Trust, Series 2013-2, Class A2, Pass Through Ctfs., 3.50%, 05/25/43(b)	4,702,009	4,535,783
LB-UBS Commercial Mortgage Trust,
Series 2004-C2, Class A4, Pass Through Ctfs., 4.37%, 03/15/36	164,542	166,509
Series 2005-C1, Class A3, Pass Through Ctfs., 4.55%, 02/15/30	15,559	15,689
Series 2005-C3, Class A4, Pass Through Ctfs., 5.50%, 07/15/30	103,005	103,658
Series 2005-C3, Class A5, Pass Through Ctfs., 4.74%, 07/15/30	165,000	173,004
MBNA Credit Card Master Note Trust, Series 2004-B1, Pass Through Ctfs., 4.45%, 08/15/16	5,738,000	5,853,417
Morgan Stanley Capital I Trust,
Series 2005-HQ5, Class A3, Pass Through Ctfs., 5.01%, 01/14/42	13,908	13,965
Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.38%, 11/14/42(d)	305,000	324,985
Series 2006-HQ9, Class AJ, Variable Rate Pass Through Ctfs., 5.79%, 07/12/44(d)	5,000,000	5,368,917
RBSCF Trust, Series 2010-RR3, Class MS4A, Pass Through Ctfs., 4.97%, 04/16/40(b)	409,430	418,169

	Principal Amount	Value
Santander Drive Auto Receivables Trust,
Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	$1,730,000	$1,777,736
Series 2012-6, Class A2, Pass Through Ctfs., 0.47%, 09/15/15	1,942,324	1,941,794
Sequoia Mortgage Trust,
Series 2013-3, Class A1, Pass Through Ctfs., 2.00%, 03/25/43	4,115,319	3,613,604
Series 2013-4, Class A3, Pass Through Ctfs., 1.55%, 04/25/43	3,947,165	3,815,310
Series 2013-6, Class A2, Pass Through Ctfs., 3.00%, 05/25/43	5,249,275	5,030,732
Series 2013-7, Class A2, Pass Through Ctfs., 3.00%, 06/25/43	3,458,292	3,244,407
Sierra Timeshare Receivables Funding LLC, Series 2013-2, Class 2A, Pass Through Ctfs., 2.28%, 11/20/25(b)	3,585,915	3,578,494
Vanderbilt Mortgage Finance,
Series 2002-B, Class A4, Pass Through Ctfs., 5.84%, 02/07/26	78,753	80,804
Series 2002-C, Class A4, Pass Through Ctfs., 6.57%, 08/07/24	52,479	54,453
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C12, Class A4, Variable Rate Pass Through Ctfs., 5.48%, 07/15/41(d)	2,505,000	2,538,603
Series 2005-C18, Class A4, Pass Through Ctfs., 4.94%, 04/15/42	4,000,000	4,202,672
Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.41%, 10/15/44(d)	17,271	18,432
Series 2005-C22, Class A4, Variable Rate Pass Through Ctfs., 5.47%, 12/15/44(d)	8,000,000	8,565,448
Series 2005-C22, Class A3, Variable Rate Pass Through Ctfs., 5.49%, 12/15/44(d)	18,100	18,095
WaMu Mortgage Pass Through Ctfs., Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.45%, 08/25/33(d)	1,677,635	1,680,510
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A2, Pass Through Ctfs., 1.84%, 10/15/45	5,000,000	4,943,952
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S, Class A1, Floating Rate Pass Through Ctfs., 2.63%, 09/25/34(d)	367,816	372,221
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.63%, 12/25/34(d)	993,354	993,952
Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.62%, 07/25/34(d)	1,388,278	1,374,091
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class A2, Pass Through Ctfs., 2.07%, 03/15/48	3,225,000	3,187,951
Total Asset-Backed Securities (Cost $113,548,981)		111,693,671

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Short Term Bond Fund

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–2.02%
Collateralized Mortgage Obligations–0.39%
Fannie Mae REMICS,
0.95%, 06/25/37(d)	$1,239,474	$1,260,186
0.63%, 02/25/47(d)	200,526	202,021
Federal Deposit Insurance Co., Gtd. Floating Rate Notes, 0.73%, 02/25/48, (Acquired 03/05/10; Cost $1,161,872) (b)(d)	1,161,872	1,163,628
Freddie Mac REMICS,
7.50%, 09/15/29	320,859	371,293
1.18%, 12/15/31(d)	114,550	117,357
1.13%, 01/15/32(d)	58,839	59,628
Ginnie Mae REMICS, 0.58%, 09/16/19(d)	71,368	71,780
		3,245,893

Federal Home Loan Mortgage Corp. (FHLMC)–0.33%
Pass Through Ctfs.,
9.00%, 05/01/15	23,182	23,568
7.50%, 06/01/16 to 12/01/16	92,209	95,500
7.00%, 12/01/16 to 10/01/34	920,598	1,050,344
6.00%, 02/01/17 to 03/01/23	607,814	653,734
8.50%, 02/01/19 to 08/17/26	507,696	590,149
6.50%, 01/01/33 to 12/01/35	106,905	116,146
2.02%, 07/01/36(d)	161,637	170,159
Pass Through Ctfs., ARM
3.00%, 02/01/37(d)	49,393	52,705
2.93%, 01/01/38(d)	56,904	60,199
		2,812,504

Federal National Mortgage Association (FNMA)–0.98%
Pass Through Ctfs.,
7.50%, 02/01/15 to 02/01/31	605,910	692,399
7.00%, 04/01/15 to 08/01/36	4,015,942	4,431,294
8.50%, 09/01/15 to 07/01/30	349,688	410,459
6.50%, 11/01/16 to 10/01/35	1,216,360	1,339,349
8.00%, 12/01/17 to 08/01/32	661,813	722,781
9.00%, 02/01/21 to 01/01/30	139,897	164,086
Pass Through Ctfs., ARM
2.07%, 09/01/19(d)	27,578	27,560
2.36%, 11/01/32(d)	76,755	81,073
2.34%, 05/01/35(d)	307,894	326,392
2.61%, 03/01/38(d)	61,939	65,509
		8,260,902

	Principal Amount	Value
Government National Mortgage Association (GNMA)–0.32%
Pass Through Ctfs.,
6.50%, 10/15/13 to 02/15/34	$1,510,745	$1,666,491
7.00%, 05/15/17 to 06/15/32	496,696	537,954
9.50%, 09/15/17	320	322
6.00%, 06/15/18	213,912	227,664
7.75%, 11/15/19 to 02/15/21	91,822	92,735
7.50%, 12/20/25	44,253	52,465
8.50%, 07/20/27	84,323	98,194
		2,675,825
Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $15,673,345)		16,995,124

	Shares
Preferred Stocks–0.61%
Investment Banking & Brokerage–0.28%
Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	105,000	2,378,250

Regional Banks–0.23%
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	75,000	1,913,250

Reinsurance–0.10%
Reinsurance Group of America, Inc., 6.20% Sr. Unsec. Sub. Pfd.	33,000	793,980
Total Preferred Stocks (Cost $5,325,000)		5,085,480

	Principal Amount
Municipal Obligations–0.58%
Florida Hurricane Catastrophe Fund Finance Corp.; Series 2013 A, RB,
1.30%, 07/01/16	$2,000,000	1,980,860
2.11%, 07/01/18	3,000,000	2,883,450
Total Municipal Obligations (Cost $5,000,000)		4,864,310

	Shares
Money Market Funds–1.27%
Liquid Assets Portfolio–Institutional Class(g)	5,358,189	5,358,189
Premier Portfolio–Institutional Class(g)	5,358,189	5,358,189
Total Money Market Funds (Cost $10,716,378)		10,716,378
TOTAL INVESTMENTS–97.02% (Cost $814,113,972)		817,060,003
OTHER ASSETS LESS LIABILITIES–2.98%		25,100,933
NET ASSETS–100.00%		$842,160,936

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
RB	– Revenue Bonds

REIT	– Real Estate Investment Trust
REMICS	– Real Estate Mortgage Investment Conduits
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Short Term Bond Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $152,428,346, which represented 18.10% of the Fund’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 4.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Net Assets

as of August 31, 2013

U.S. Dollar Denominated Bonds and Notes	62.5%
U.S. Treasury Securities	16.8
Asset-Backed Securities	13.3
U.S. Government Sponsored Agency Mortgage-Backed Securities	2.0
Preferred Stocks	0.6
Municipal Obligations	0.6
Money Market Funds Plus Other Assets Less Liabilities	4.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Short Term Bond Fund

Statement of Assets and Liabilities

August 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $803,397,594)	$806,343,625
Investments in affiliated money market funds, at value and cost	10,716,378
Total investments, at value (Cost $814,113,972)	817,060,003
Cash	8,666,841
Receivable for:
Investments sold	49,836,717
Variation margin	132,038
Fund shares sold	11,709,515
Dividends and interest	5,050,488
Fund expenses absorbed	112,602
Principal paydowns	4,058
Premiums paid on swap agreements	358,892
Investment for trustee deferred compensation and retirement plans	57,178
Other assets	87,784
Total assets	893,076,116

Liabilities:
Payable for:
Investments purchased	45,404,663
Fund shares reacquired	4,309,390
Dividends	176,061
Swap agreements	12,167
Accrued fees to affiliates	475,188
Accrued trustees’ and officers’ fees and benefits	4,700
Accrued other operating expenses	13,426
Trustee deferred compensation and retirement plans	119,861
Unrealized depreciation on swap agreements	399,724
Total liabilities	50,915,180
Net assets applicable to shares outstanding	$842,160,936

Net assets consist of:
Shares of beneficial interest	$898,431,859
Undistributed net investment income	(136,389)
Undistributed net realized gain (loss)	(58,478,925)
Net unrealized appreciation	2,344,391
$842,160,936

Net Assets:
Class A	$289,759,014
Class C	$492,919,823
Class R	$3,676,259
Class Y	$38,074,261
Class R5	$2,747,402
Class R6	$14,984,177

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	33,555,579
Class C	57,102,871
Class R	425,185
Class Y	4,409,406
Class R5	318,008
Class R6	1,733,999
Class A:
Net asset value per share	$8.64
Maximum offering price per share
(Net asset value of $8.64 ÷ 97.50%)	$8.86
Class C:
Net asset value and offering price per share	$8.63
Class R:
Net asset value and offering price per share	$8.65
Class Y:
Net asset value and offering price per share	$8.63
Class R5:
Net asset value and offering price per share	$8.64
Class R6:
Net asset value and offering price per share	$8.64

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Short Term Bond Fund

Statement of Operations

For the six months ended August 31, 2013

(Unaudited)

Investment income:
Interest	$9,055,463
Dividends	212,606
Dividends from affiliated money market funds	27,775
Total investment income	9,295,844

Expenses:
Advisory fees	1,427,031
Administrative services fees	109,133
Custodian fees	11,351
Distribution fees:
Class A	202,693
Class C	1,695,895
Class R	9,408
Transfer agent fees — A, C, R and Y	371,947
Transfer agent fees — R5	160
Transfer agent fees — R6	107
Trustees’ and officers’ fees and benefits	26,881
Other	152,126
Total expenses	4,006,732
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(713,016)
Net expenses	3,293,716
Net investment income	6,002,128

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(296,601)
Foreign currencies	(25)
Futures contracts	3,914,580
Swap agreements	(75,524)
3,542,430
Change in net unrealized appreciation (depreciation) of:
Investment securities	(14,346,143)
Foreign currencies	(33)
Futures contracts	(244,028)
Swap agreements	7,734
(14,582,470)
Net realized and unrealized gain (loss)	(11,040,040)
Net increase (decrease) in net assets resulting from operations	$(5,037,912)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Short Term Bond Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2013 and the year ended February 28, 2013

(Unaudited)

	August 31, 2013	February 28, 2013
Operations:
Net investment income	$6,002,128	$11,510,360
Net realized gain	3,542,430	740,167
Change in net unrealized appreciation (depreciation)	(14,582,470)	4,631,629
Net increase (decrease) in net assets resulting from operations	(5,037,912)	16,882,156

Distributions to shareholders from net investment income:
Class A	(2,226,933)	(4,537,494)
Class C	(3,394,550)	(6,765,624)
Class R	(24,647)	(56,940)
Class Y	(296,618)	(614,063)
Class R5	(25,473)	(113,130)
Class R6	(67,533)	(54,091)
Total distributions from net investment income	(6,035,754)	(12,141,342)

Return of capital:
Class A	—	(52,437)
Class C	—	(94,142)
Class R	—	(784)
Class Y	—	(6,620)
Class R5	—	(1,225)
Class R6	—	(1,340)
Total distributions from net investment income	—	(156,548)

Share transactions–net:
Class A	43,568,650	52,893,956
Class C	2,698,283	175,076,154
Class R	278,640	448,186
Class Y	9,725,574	6,972,884
Class R5	615,960	(4,791,920)
Class R6	9,197,611	5,890,038
Net increase in net assets resulting from share transactions	66,084,718	236,489,298
Net increase in net assets	55,011,052	241,073,564

Net assets:
Beginning of period	787,149,884	546,076,320
End of period (includes undistributed net investment income of $(136,389) and $(102,763), respectively)	$842,160,936	$787,149,884

Notes to Financial Statements

August 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Short Term Bond Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. On September 24, 2012, Institutional Class shares were renamed Class R5 shares and the Fund began offering Class R6 shares. Class A shares are sold with a front-end sales

17                         Invesco Short Term Bond Fund

charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C, Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service.

Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment

18                         Invesco Short Term Bond Fund

income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Dollar Rolls and Forward Commitment Transactions — The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.

Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the

19                         Invesco Short Term Bond Fund

Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of

20                         Invesco Short Term Bond Fund

liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

N.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
O.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.35%
Next $500 million	0.325%
Next $1.5 billion	0.30%
Next $2.5 billion	0.29%
Over $5 billion	0.28%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Effective July 1, 2013, the Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.40%, 1.75% (after 12b-1 fee waivers), 1.75%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets. Prior to July 1, 2013, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.56%, 0.91% (after 12b-1 fee waivers), 0.91%, 0.41%, 0.41% and 0.41%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2013, the Adviser waived advisory fees of $61,654 and reimbursed class level expenses of $84,585, $163,317, $1,178 and $10,480 of Class A, Class C, Class R and Class Y shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.15% of the Fund’s average daily net assets of Class A shares, 0.65% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. IDI has contractually agreed, through at least June 30, 2014, to waive 12b-1 fees for Class C shares to the extent necessary to limit 12b-1 fees to 0.50% of average daily net assets. 12b-1fees

21                         Invesco Short Term Bond Fund

before fee waivers under this agreement are shown as Distribution fees in the Statement of Operations. Fees incurred for Class C shares were $1,304,535 after fee waivers of $391,360.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2013, IDI advised the Fund that IDI retained $67,956 in front-end sales commissions from the sale of Class A shares and $14,867 and $2,034 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$15,801,858	$—	$—	$15,801,858
Corporate Debt Securities	—	526,531,797	—	526,531,797
U.S. Treasury Securities	—	141,173,243	—	141,173,243
Asset-Backed Securities	—	111,693,671	—	111,693,671
U.S Government Sponsored Securities		16,995,124		16,995,124
Municipal Obligations	—	4,864,310	—	4,864,310
	$15,801,858	$801,258,145	$—	$817,060,003
Futures*	(201,916)	—	—	(201,916)
Swap Agreements*	—	(399,724)	—	(399,724)
Total Investments	$15,599,942	$800,858,421	$—	$816,458,363

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2013:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Credit risk
Swap agreements(a)	$—	$(399,724)
Interest rate risk
Futures contracts(b)	22,611	(224,527)
Total	$22,611	$(624,251)

(a)	Values are disclosed on the Statement of Assets and Liabilities under Unrealized depreciation on swap agreements.
(b)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

22                         Invesco Short Term Bond Fund

Effect of Derivative Investments for the six months ended August 31, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures*	Swap Agreements*
Realized Gain (Loss)
Credit risk	$—	$(75,524)
Interest rate risk	3,914,580	—
Change in Unrealized Appreciation (Depreciation)
Credit risk	$—	$7,734
Interest rate risk	(244,028)	—
Total	$3,670,552	$(67,790)

*	The average notional value of futures and swap agreements outstanding during the period was $106,380,727 and $6,000,000, respectively.

Open Futures Contracts
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	505	December-2013	$110,973,750	$22,611

Short Contracts
U.S. Treasury 5 Year Notes	187	December-2013	$(22,380,102)	$(30,627)
U.S. Treasury 10 Year Notes	972	December-2013	(120,801,375)	(193,900)
Subtotal				$(224,527)
Total				$(201,916)

Open Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America	Citigroup, Inc.	Buy	1.00%	06/20/17	0.817%	$6,000,000	$358,892	$(399,724)

(a)	Implied credit spreads represent the current level as of August 31, 2013 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Offsetting Assets and Liabilities

Effective with the beginning of the Fund’s fiscal year, the Fund has adopted Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. This update is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Funds enter into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of August 31, 2013.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Merrill Lynch & Co.	$22,611	$(22,611)	$—	$—	$—	$—

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Bank of America	$399,724	$—	$399,724	$—	$—	$399,724
Merrill Lynch & Co.	224,527	(22,611)	201,916	201,916	—	—
Total	$624,251	$(22,611)	$601,640	$201,916	$—	$399,724

23                         Invesco Short Term Bond Fund

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $442.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2014	$3,846,547	$—	$3,846,547
February 28, 2015	1,556,368	—	1,556,368
February 29, 2016	16,170,361	—	16,170,361
February 28, 2017	10,084,651	—	10,084,651
February 28, 2018	24,733,191	—	24,733,191
February 28, 2019	38,154	—	38,154
Not subject to expiration	1,247,994	4,164,695	5,412,689
	$57,677,266	$4,164,695	$61,841,961

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of June 6, 2011, the date of reorganization of Invesco LIBOR Alpha Fund and Invesco Van Kampen Limited Duration Fund into the Fund, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

24                         Invesco Short Term Bond Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2013 was $380,993,743 and $338,968,988, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $335,391,718 and $241,544,195, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$9,482,251
Aggregate unrealized (depreciation) of investment securities	(6,536,220)
Net unrealized appreciation of investment securities	$2,946,031

Cost of investments is the same for tax and financial reporting purposes.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2013(a)		Year ended February 28, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	15,610,002	$135,808,750	20,721,240	$180,847,316
Class C	26,952,790	235,017,118	48,768,658	425,620,883
Class R	163,264	1,424,680	160,736	1,405,661
Class Y	5,999,059	52,230,483	4,655,322	40,620,029
Class R5	74,324	649,944	123,521	1,076,553
Class R6(b)	1,063,588	9,214,572	683,768	5,989,636

Issued as reinvestment of dividends:
Class A	217,199	1,888,123	436,220	3,805,859
Class C	322,374	2,801,137	642,124	5,602,168
Class R	2,791	24,293	6,501	56,803
Class Y	22,232	193,111	45,624	398,341
Class R5	2,760	24,005	10,405	90,713
Class R6	7,724	67,170	6,330	55,432

Reacquired:
Class A	(10,816,235)	(94,128,223)	(15,099,089)	(131,759,219)
Class C	(27,026,865)	(235,119,972)	(29,370,625)	(256,146,897)
Class R	(134,383)	(1,170,333)	(116,025)	(1,014,278)
Class Y	(4,907,336)	(42,698,020)	(3,902,447)	(34,045,486)
Class R5	(6,695)	(57,989)	(681,170)	(5,959,186)
Class R6	(9,704)	(84,131)	(17,707)	(155,030)
Net increase in share activity	7,536,889	$66,084,718	27,073,386	$236,489,298

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.

25                         Invesco Short Term Bond Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/13	$8.75	$0.07	$(0.11)	$(0.04)	$(0.07)	$—	$(0.07)	$8.64	(0.43)%	$289,759	0.57	%(d)	0.65	%(d)	1.64	%(d)	75%
Year ended 02/28/13	8.68	0.18	0.08	0.26	(0.19)	(0.00)	(0.19)	8.75	2.98	249,685	0.54		0.68		2.01		44
Year ended 02/29/12	8.72	0.21	(0.05)	0.16	(0.20)	—	(0.20)	8.68	1.85	195,146	0.56		0.72		2.39		40
Year ended 02/28/11	8.68	0.21	0.04	0.25	(0.21)	—	(0.21)	8.72	2.87	113,103	0.65		0.80		2.41		48
Seven months ended 02/28/10	8.55	0.17	0.13	0.30	(0.17)	—	(0.17)	8.68	3.52	80,252	0.65	(e)	0.87	(e)	3.35	(e)	48
Year ended 07/31/09	9.48	0.48	(0.90)	(0.42)	(0.51)	—	(0.51)	8.55	(4.37)	43,695	0.77		0.98		5.60		123
Year ended 07/31/08	9.75	0.56	(0.26)	0.30	(0.57)	—	(0.57)	9.48	3.18	45,674	0.86		0.94		5.87		73
Class C
Six months ended 08/31/13	8.74	0.06	(0.11)	(0.05)	(0.06)	—	(0.06)	8.63	(0.61)	492,920	0.92	(d)	1.15	(d)	1.29	(d)	75
Year ended 02/28/13	8.68	0.15	0.07	0.22	(0.16)	(0.00)	(0.16)	8.74	2.50	497,135	0.89		1.18		1.66		44
Year ended 02/29/12	8.71	0.18	(0.04)	0.14	(0.17)	—	(0.17)	8.68	1.65	319,379	0.90		1.28		2.05		40
Year ended 02/28/11	8.68	0.19	0.02	0.21	(0.18)	—	(0.18)	8.71	2.49	246,940	0.90		1.55		2.16		48
Seven months ended 02/28/10	8.54	0.16	0.14	0.30	(0.16)	—	(0.16)	8.68	3.50	103,785	0.90	(e)	1.62	(e)	3.10	(e)	48
Year ended 07/31/09	9.48	0.46	(0.91)	(0.45)	(0.49)	—	(0.49)	8.54	(4.72)	66,863	1.02		1.73		5.35		123
Year ended 07/31/08	9.75	0.54	(0.26)	0.28	(0.55)	—	(0.55)	9.48	2.93	75,404	1.11		1.69		5.62		73
Class R
Six months ended 08/31/13	8.76	0.06	(0.11)	(0.05)	(0.06)	—	(0.06)	8.65	(0.60)	3,676	0.92	(d)	1.00	(d)	1.29	(d)	75
Year ended 02/28/13	8.69	0.15	0.08	0.23	(0.16)	(0.00)	(0.16)	8.76	2.63	3,447	0.89		1.03		1.66		44
Year ended 02/29/12	8.73	0.18	(0.05)	0.13	(0.17)	—	(0.17)	8.69	1.54	2,975	0.90		1.06		2.05		40
Year ended 02/28/11	8.70	0.19	0.02	0.21	(0.18)	—	(0.18)	8.73	2.49	2,588	0.90		1.05		2.16		48
Seven months ended 02/28/10	8.56	0.16	0.14	0.30	(0.16)	—	(0.16)	8.70	3.49	2,086	0.90	(e)	1.12	(e)	3.10	(e)	48
Year ended 07/31/09	9.50	0.46	(0.91)	(0.45)	(0.49)	—	(0.49)	8.56	(4.70)	1,643	1.02		1.23		5.35		123
Year ended 07/31/08	9.77	0.54	(0.26)	0.28	(0.55)	—	(0.55)	9.50	2.94	1,310	1.11		1.19		5.62		73
Class Y
Six months ended 08/31/13	8.75	0.08	(0.12)	(0.04)	(0.08)	—	(0.08)	8.63	(0.47)	38,074	0.42	(d)	0.50	(d)	1.79	(d)	75
Year ended 02/28/13	8.68	0.19	0.08	0.27	(0.20)	(0.00)	(0.20)	8.75	3.14	28,829	0.39		0.53		2.16		44
Year ended 02/29/12	8.72	0.22	(0.04)	0.18	(0.22)	—	(0.22)	8.68	2.04	21,676	0.40		0.56		2.55		40
Year ended 02/28/11	8.69	0.23	0.03	0.26	(0.23)	—	(0.23)	8.72	3.00	12,950	0.40		0.55		2.66		48
Seven months ended 02/28/10	8.55	0.18	0.14	0.32	(0.18)	—	(0.18)	8.69	3.79	8,132	0.40	(e)	0.62	(e)	3.60	(e)	48
Year ended 07/31/09(f)	8.81	0.41	(0.28)	0.13	(0.39)	—	(0.39)	8.55	1.62	2,545	0.51	(e)	0.75	(e)	5.86	(e)	123
Class R5
Six months ended 08/31/13	8.75	0.08	(0.11)	(0.03)	(0.08)	—	(0.08)	8.64	(0.34)	2,747	0.41	(d)	0.42	(d)	1.80	(d)	75
Year ended 02/28/13	8.68	0.19	0.08	0.27	(0.20)	(0.00)	(0.20)	8.75	3.14	2,167	0.39		0.44		2.16		44
Year ended 02/29/12	8.72	0.22	(0.04)	0.18	(0.22)	—	(0.22)	8.68	2.04	6,901	0.40		0.46		2.55		40
Year ended 02/28/11	8.69	0.23	0.03	0.26	(0.23)	—	(0.23)	8.72	3.00	17,481	0.40		0.45		2.66		48
Seven months ended 02/28/10	8.55	0.18	0.14	0.32	(0.18)	—	(0.18)	8.69	3.79	52,716	0.40	(e)	0.49	(e)	3.60	(e)	48
Year ended 07/31/09	9.49	0.51	(0.92)	(0.41)	(0.53)	—	(0.53)	8.55	(4.19)	61,174	0.49		0.56		5.88		123
Year ended 07/31/08	9.76	0.60	(0.27)	0.33	(0.60)	—	(0.60)	9.49	3.51	76,898	0.55		0.55		6.18		73
Class R6
Six months ended 08/31/13	8.75	0.08	(0.11)	(0.03)	(0.08)	—	(0.08)	8.64	(0.34)	14,984	0.40	(d)	0.41	(d)	1.81	(d)	75
Year ended 02/28/13(f)	8.76	0.08	0.00	0.08	(0.09)	(0.00)	(0.09)	8.75	0.89	5,886	0.40	(e)	0.44	(e)	2.15	(e)	44

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $108,844,548 and sold of $18,391,076 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco LIBOR Alpha Fund and Invesco Van Kampen Limited Duration Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $268,054, $517,560, $3,733, $33,212, $2,759 and $7,235 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Annualized.
(f)	Commencement date of October 3, 2008 and September 24, 2012 for Class Y shares and Class R6 shares, respectively.

26                         Invesco Short Term Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2013 through August 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (08/31/13)[1]	Expenses Paid During Period[2,3]	Ending Account Value (08/31/13)	Expenses Paid During Period[2,4]
A	$1,000.00	$995.70	$2.87	$1,022.33	$2.91	0.57%
C	1,000.00	993.90	4.62	1,020.57	4.69	0.92
R	1,000.00	994.00	4.62	1,020.57	4.69	0.92
Y	1,000.00	996.50	2.11	1,023.09	2.14	0.42
R5	1,000.00	996.60	2.06	1,023.14	2.09	0.41
R6	1,000.00	996.60	2.01	1,023.19	2.04	0.40

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2013 through August 31, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. Effective July 1, 2013, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.40%, 1.75% (after 12b-1 waivers), 1.75%, 1.25%, 1.25% and 1.25% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.64%, 0.99%, 0.99%, 0.49%, 0.41% and 0.40% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.22, $4.98, $4.98, $2.47, $2.06 and $2.01 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.26, $5.04, $5.04, $2.50, $2.09 and $2.04 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

27                         Invesco Short Term Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Short Term Bond Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Short Investment Grade Debt Funds Index. The

28                         Invesco Short Term Bond Fund

Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period, the third quintile for the three year period and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds with investment strategies comparable to those of the Fund. The Board however considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the

Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund in part as a result of expense waivers which are expiring. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund.

The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

29                         Invesco Short Term Bond Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519                 STB-SAR-1             Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2013

Invesco U.S. Government Fund
Nasdaq:
A: AGOVX ■ B: AGVBX ■ C: AGVCX ■ R: AGVRX ■ Y: AGVYX ■ Investor: AGIVX R5: AGOIX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

8	Financial Statements

10	Notes to Financial Statements

18	Financial Highlights

19	Fund Expenses

20	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/13 to 8/31/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-2.81%
Class B Shares	-3.16
Class C Shares	-3.07
Class R Shares	-2.93
Class Y Shares	-2.68
Investor Class Shares	-2.70
Class R5 Shares	-2.54
Barclays U.S. Aggregate Index▼ (Broad Market Index)	-2.61
Barclays U.S. Government Index■ (Style-Specific Index)	-2.36
Lipper Intermediate U.S. Government Funds Index■ (Peer Group Index)	-2.87
Source(s): ▼Invesco, Barclays via FactSet Research Systems Inc.; ■Lipper Inc.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Barclays U.S. Government Index is an unmanaged index considered representative of fixed income obligations issued by the US Treasury, government agencies and quasi-federal corporations.

The Lipper Intermediate U.S. Government Funds Index is an unmanaged index considered representative of intermediate US government funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                          Invesco U.S. Government Fund

Average Annual Total Returns As of 8/31/13, including maximum applicable sales charges

Class A Shares
Inception (4/28/87)	5.47%
10 Years	3.40
5 Years	2.81
1 Year	-7.49

Class B Shares
Inception (9/7/93)	4.24%
10 Years	3.23
5 Years	2.56
1 Year	-8.78

Class C Shares
Inception (8/4/97)	3.73%
10 Years	3.09
5 Years	2.95
1 Year	-4.92

Class R Shares
Inception (6/3/02)	3.68%
10 Years	3.60
5 Years	3.46
1 Year	-3.59

Class Y Shares
10 Years	3.98%
5 Years	3.97
1 Year	-3.10

Investor Class Shares
10 Years	3.88%
5 Years	3.72
1 Year	-3.34

Class R5 Shares
10 Years	4.24%
5 Years	4.12
1 Year	-3.02

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Investor Class shares incepted on September 30, 2003. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class R5 shares incepted on April 29, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 6/30/13, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares
Inception (4/28/87)	5.53%
10 Years	3.15
5 Years	3.24
1 Year	-6.14

Class B Shares
Inception (9/7/93)	4.31%
10 Years	2.98
5 Years	3.02
1 Year	-7.34

Class C Shares
Inception (8/4/97)	3.82%
10 Years	2.83
5 Years	3.36
1 Year	-3.51

Class R Shares
Inception (6/3/02)	3.80%
10 Years	3.34
5 Years	3.87
1 Year	-2.17

Class Y Shares
10 Years	3.74%
5 Years	4.42
1 Year	-1.56

Investor Class Shares
10 Years	3.63%
5 Years	4.13
1 Year	-1.92

Class R5 Shares
10 Years	3.99%
5 Years	4.56
1 Year	-1.57

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B,

Class C, Class R, Class Y, Investor Class and Class R5 shares was 0.90%, 1.65%, 1.65%, 1.15%, 0.65%, 0.90% and 0.56%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco U.S. Government Fund

Letters to Shareholders

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

Enclosed in this semiannual report, you’ll find performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Our website, invesco.com/us, provides fund-specific as well as more general information from many of Invesco’s investment professionals. You’ll find in-depth articles, video clips and audio commentaries – and, of course, you also can access information about your Invesco account whenever it’s convenient for you.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing, and it guides the way we:

■     Manage investments - Our dedicated investment professionals search the world for   the best opportunities, and each investment team follows a clear, disciplined   process to build portfolios and mitigate risk.

■ Provide choices – We offer multiple investment strategies, allowing you and your financial adviser to build a portfolio that’s purpose-built for your needs.

■     Connect with you – We’re committed to giving you the expert insights you need to make informed investing   decisions, and we are well-equipped to provide high-quality support for investors and advisers.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco U.S. Government Fund

Schedule of Investments

August 31, 2013

(Unaudited)

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–53.89%
Collateralized Mortgage Obligations–26.85%
Fannie Mae REMICs,
5.50%, 04/25/17	$30,399	$30,576
5.00%, 04/25/18 to 09/25/37	9,277,115	9,839,317
4.00%, 07/25/18 to 07/25/40	10,578,116	11,275,860
3.50%, 10/25/18 to 12/25/31	746,104	752,854
4.50%, 07/25/19 to 07/25/27	792,471	800,713
4.25%, 12/25/19 to 02/25/37	7,067,319	7,429,755
2.25%, 02/25/21	906,907	927,224
2.50%, 03/25/26	3,190,605	3,307,217
7.00%, 09/18/27	1,891,827	2,139,684
6.50%, 03/25/32	5,336,325	5,975,240
5.75%, 10/25/35	2,095,648	2,334,376
0.48%, 05/25/36(a)	7,871,497	7,901,350
3.00%, 09/25/36	6,183,030	6,334,678
0.68%, 03/25/37 to 03/25/40(a)	8,650,747	8,722,712
0.95%, 06/25/37(a)	5,832,819	5,930,285
0.58%, 06/25/38(a)	11,038,509	11,130,488
6.57%, 06/25/39(a)	4,057,225	4,681,762
0.73%, 02/25/41(a)	7,507,921	7,596,488
0.70%, 11/25/41(a)	3,008,863	3,041,680
Federal Home Loan Bank,
5.07%, 10/20/15	2,472,951	2,639,928
Freddie Mac REMICs,
4.00%, 12/15/17 to 07/15/23	5,216,804	5,372,466
4.50%, 07/15/18 to 11/15/39	3,698,034	3,889,983
3.00%, 10/15/18 to 04/15/26	5,591,939	5,807,310
3.75%, 10/15/18	1,385,612	1,426,210
4.25%, 01/15/19	1,328,454	1,355,809
5.00%, 01/15/19 to 04/15/19	2,553,280	2,725,893
3.50%, 12/15/27	1,480,006	1,519,817
0.58%, 04/15/28 to 06/15/37(a)	15,492,175	15,618,666
0.68%, 12/15/35 to 03/15/40(a)	10,370,367	10,534,755
0.48%, 03/15/36(a)	7,753,813	7,792,555
5.75%, 05/15/36	507,423	514,758
0.55%, 11/15/36(a)	4,572,940	4,597,396
0.53%, 03/15/39(a)	1,814,748	1,826,658
0.63%, 03/15/39 to 02/15/42(a)	25,990,119	26,260,181
1.04%, 11/15/39(a)	1,297,038	1,312,461
Ginnie Mae REMICs,
4.00%, 04/16/33 to 02/20/38	7,487,629	7,817,292
4.50%, 05/20/33 to 01/16/34	19,338,579	19,944,148
5.75%, 08/20/34(a)	2,733,027	3,044,670
5.85%, 01/20/39(a)	7,515,999	8,294,356
0.98%, 09/16/39(a)	3,414,044	3,502,470
4.50%, 07/20/41(a)	2,455,301	2,564,172
		238,514,213

Federal Deposit Insurance Company (FDIC)–0.16%
Series 2010-S1, Class 1A, Gtd. Floating Rate Notes, 0.73%, 02/25/48 (Acquired 03/05/10; Cost $1,452,337)(a)(b)	1,452,337	1,454,533

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–8.96%
Pass Through Ctfs.,
7.00%, 12/01/14 to 03/01/36	$2,591,166	$2,921,479
6.50%, 04/01/15 to 12/01/35	10,779,765	12,080,161
8.00%, 12/01/15 to 02/01/35	5,316,686	6,431,099
10.00%, 02/01/16 to 04/01/20	166,186	189,478
6.00%, 06/01/17 to 07/01/38	3,500,615	3,805,074
10.50%, 08/01/19 to 01/01/21	15,483	16,495
4.50%, 09/01/20 to 01/01/40	8,214,809	8,694,939
8.50%, 09/01/20 to 08/01/31	386,626	464,526
7.50%, 11/01/20 to 05/01/35	4,304,147	5,062,631
9.50%, 11/01/20 to 04/01/25	93,164	104,407
9.00%, 06/01/21 to 04/01/25	466,799	525,960
5.50%, 12/01/22 to 01/01/37	4,165,836	4,481,965
3.50%, 08/01/26	5,004,007	5,246,107
3.00%, 05/01/27 to 07/01/27	5,991,817	6,147,898
7.05%, 05/20/27	347,542	374,233
6.03%, 10/20/30	730,197	830,247
5.00%, 07/01/35 to 01/01/40	4,708,579	5,077,971
Pass Through Ctfs., ARM,
2.84%, 09/01/35(a)	2,757,226	2,900,335
2.54%, 10/01/36(a)	3,247,483	3,479,196
2.94%, 10/01/36(a)	1,204,013	1,279,533
2.85%, 12/01/36(a)	808,936	860,135
2.01%, 05/01/37(a)	1,037,329	1,090,789
2.98%, 11/01/37(a)	3,247,904	3,483,695
2.93%, 01/01/38(a)	455,234	481,593
Pass Through Ctfs., TBA, 3.50%, 09/01/43(c)	3,600,000	3,589,172
		79,619,118

Federal National Mortgage Association (FNMA)–14.09%
Pass Through Ctfs.,
6.00%, 10/01/13 to 10/01/38	12,238,433	13,391,510
7.00%, 01/15/14 to 06/01/36	8,351,554	9,482,398
7.50%, 02/01/14 to 08/01/37	6,366,060	7,434,260
8.00%, 02/01/14 to 12/01/36	5,253,384	6,191,649
12.00%, 01/01/16	3,515	3,580
6.50%, 04/01/16 to 10/01/38	9,283,270	10,242,930
9.50%, 07/01/16 to 08/01/22	18,181	20,083
9.00%, 12/01/16	34,294	37,102
5.00%, 01/01/17 to 03/01/39	6,761,359	7,255,763
4.50%, 04/01/19 to 08/01/39	8,532,690	9,147,915
10.00%, 12/20/19 to 12/20/21	126,807	132,578
5.50%, 03/01/21 to 05/01/35	10,550,428	11,553,361
6.75%, 07/01/24	663,073	733,216
8.50%, 09/01/24 to 08/01/37	3,246,591	3,882,511
10.15%, 04/20/25	63,922	66,875
6.95%, 07/01/25 to 10/01/25	128,502	142,942
3.50%, 05/01/27 to 06/01/27	7,622,230	8,029,403
Pass Through Ctfs., ARM,
2.50%, 10/01/34(a)	4,255,410	4,541,397
2.34%, 05/01/35(a)	2,390,703	2,534,334
2.59%, 01/01/37(a)	10,235,866	10,891,460

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco U.S. Government Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
Pass Through Ctfs., BAL, 3.84%, 04/01/18	$5,698,160	$6,134,564
Pass Through Ctfs., TBA, 4.50%, 09/01/43(c)	12,600,000	13,313,180
		125,163,011

Government National Mortgage Association (GNMA)–3.83%
Pass Through Ctfs.,
12.00%, 02/15/14 to 07/15/15	1,759	1,794
13.00%, 10/15/14	2,413	2,434
11.00%, 09/15/15	72	72
10.00%, 06/15/16 to 07/15/24	212,031	229,403
8.50%, 09/20/16 to 01/15/37	394,504	450,720
9.00%, 10/15/16 to 04/15/21	69,521	71,870
8.75%, 10/20/16	20,375	20,505
8.00%, 12/15/16 to 08/15/36	2,432,268	2,808,622
9.50%, 08/15/17 to 03/15/23	84,047	91,846
6.50%, 09/15/17 to 01/15/37	4,642,224	5,121,254
7.00%, 07/15/18 to 12/15/36	2,022,651	2,261,679
6.95%, 07/20/25 to 11/20/26	535,322	580,308
7.50%, 03/15/26 to 10/15/35	2,800,114	3,290,646
6.00%, 12/15/28 to 08/15/33	1,963,971	2,180,458
6.10%, 12/20/33	3,355,478	3,908,739
3.50%, 08/20/42 to 10/20/42	7,773,236	7,767,775
Pass Through Ctfs., TBA, 4.00%, 09/01/43(c)	5,000,000	5,206,250
		33,994,375
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $469,254,094)		478,745,250

U.S. Government Sponsored Agency Securities–16.72%
Federal Agricultural Mortgage Corp.–2.03%
Sec. Gtd. Notes, 5.13%, 04/19/17(b)	6,000,000	6,833,366
Sr. Unsec. Medium-Term Notes, 2.00%, 07/27/16	4,000,000	4,126,330
Unsec. Medium-Term Notes, 0.85%, 08/11/14	7,000,000	7,041,652
		18,001,348

Federal Farm Credit Bank (FFCB)–1.41%
Unsec. Bonds, 1.05%, 03/28/16	4,000,000	4,025,086
Unsec. Medium-Term Notes, 5.75%, 12/07/28	7,000,000	8,511,495
		12,536,581

Federal Home Loan Bank (FHLB)–1.64%
Global Bonds, 0.50%, 11/20/15	9,800,000	9,799,123
Unsec. Bonds, 1.50%, 10/12/17	4,800,000	4,796,002
		14,595,125

Federal Home Loan Mortgage Corp. (FHLMC)–5.21%
Sr. Unsec. Global Notes, 5.00%, 04/18/17	2,750,000	3,120,318
Unsec. Global Notes,
0.50%, 05/13/16	4,250,000	4,222,512
2.00%, 08/25/16	5,500,000	5,680,182
1.00%, 03/08/17	10,300,000	10,253,790
0.75%, 01/12/18	7,900,000	7,611,600
0.88%, 03/07/18	6,350,000	6,128,581

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
1.25%, 10/02/19	$9,800,000	$9,215,756
		46,232,739

Federal National Mortgage Association (FNMA)–4.80%
Sr. Unsec. Global Notes, 5.00%, 05/11/17	4,000,000	4,538,724
Unsec. Global Notes,
0.63%, 08/26/16	5,000,000	4,965,539
1.25%, 01/30/17	8,300,000	8,336,966
1.13%, 04/27/17	5,450,000	5,431,550
0.88%, 08/28/17	7,250,000	7,105,205
0.88%, 10/26/17	6,200,000	6,050,101
0.88%, 05/21/18	6,500,000	6,243,430
		42,671,515

Tennessee Valley Authority (TVA)–1.63%
Sr. Unsec. Global Bonds, 4.88%, 12/15/16	11,377,000	12,721,728
Sr. Unsec. Global Notes, 1.88%, 08/15/22	2,000,000	1,779,108
		14,500,836
Total U.S. Government Sponsored Agency Securities (Cost $148,871,916)		148,538,144

U.S. Treasury Securities–23.39%
U.S. Treasury Bills–0.14%
0.08%, 05/01/14(d)(e)	1,250,000	1,249,416

U.S. Treasury Notes–19.92%
0.63%, 05/31/17	12,000,000	11,763,499
2.75%, 05/31/17	6,000,000	6,354,287
2.38%, 07/31/17	16,000,000	16,702,340
0.63%, 08/31/17	4,000,000	3,897,882
0.63%, 09/30/17	5,000,000	4,863,768
0.75%, 12/31/17	14,000,000	13,612,065
0.88%, 01/31/18	7,500,000	7,320,318
1.38%, 09/30/18	12,450,000	12,280,310
1.38%, 12/31/18	3,000,000	2,944,126
1.00%, 11/30/19	4,000,000	3,754,313
3.63%, 02/15/20	7,800,000	8,549,549
1.13%, 03/31/20	6,000,000	5,626,821
3.50%, 05/15/20	14,500,000	15,764,318
2.63%, 08/15/20	11,000,000	11,300,853
3.13%, 05/15/21	20,000,000	21,044,227
2.13%, 08/15/21	3,700,000	3,608,154
2.00%, 11/15/21	100,000	96,143
1.75%, 05/15/22	6,750,000	6,289,301
2.00%, 02/15/23	22,600,000	21,202,603
		176,974,877

U.S. Treasury Bonds–2.89%
7.88%, 02/15/21	6,500,000	9,007,913
3.50%, 02/15/39	2,500,000	2,440,742
4.25%, 05/15/39	2,900,000	3,206,958
4.63%, 02/15/40	2,800,000	3,279,285
4.38%, 05/15/41	6,900,000	7,773,826
		25,708,724

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco U.S. Government Fund

	Principal Amount		Value
U.S. Treasury Inflation–Indexed Bonds–0.44%
0.13%, 07/15/22	$4,061,640	(f)	$3,907,649
Total U.S. Treasury Securities (Cost $211,377,957)			207,840,666

Foreign Bonds–4.02%
Collateralized Mortgage Obligations–3.74%
La Hipotecaria Panamanian Mortgage Trust (El Salvador),
Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 3.00%, 09/08/39 (Acquired 11/05/10-10/27/11; Cost $19,897,633)(a)(b)	19,241,981		20,041,726
Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/41 (Acquired 04/22/13; Cost $13,074,877)(b)	12,632,732		13,157,779
			33,199,505

Sovereign Debt–0.28%
Israel Government Agency for International Development (AID) Bond, Unsec. Gtd. Bonds, 5.13%, 11/01/24	2,200,000		2,533,575
Total Foreign Bonds (Cost $35,187,568)			35,733,080

	Principal Amount	Value
Corporate Notes–2.27%
Private Export Funding Corp.–2.27%
Sec. Gtd. Notes,
2.13%, 07/15/16	$5,000,000	$5,154,055
1.38%, 02/15/17	5,000,000	5,009,126
4.30%, 12/15/21	4,800,000	5,213,632
Sr. Sec. Gtd. Notes, 1.45%, 08/15/19	5,000,000	4,755,955
Total Corporate Notes (Cost $19,781,043)		20,132,768

	Shares
Money Market Funds–2.05%
Government & Agency Portfolio– Institutional Class (Cost $18,181,206)(g)	18,181,206	18,181,206
TOTAL INVESTMENTS–102.34% (Cost $902,653,784)		909,171,114
OTHER ASSETS LESS LIABILITIES–(2.34)%		(20,795,533)
NET ASSETS–100.00%		$888,375,581

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
BAL	– Balloon
Ctfs.	– Certificates
Gtd.	– Guaranteed
REMICs	– Real Estate Mortgage Investment Conduits
Sec.	– Secured
Sr.	– Senior
TBA	– To Be Announced
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $41,487,404, which represented 4.67% of the Fund’s Net Assets.
(c)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1I.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 4.
(f)	Principal amount of security and interest payments are adjusted for inflation.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Total Investments

as of August 31, 2013

U.S. Government Sponsored Agency Mortgage-Backed Securities	52.7%
U.S. Treasury Securities	22.9
U.S. Government Sponsored Agency Securities	16.3
Foreign Bonds	3.9
Corporate Notes	2.2
Money Market Funds	2.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco U.S. Government Fund

Statement of Assets and Liabilities

August 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $884,472,578)	$890,989,908
Investments in affiliated money market funds, at value and cost	18,181,206
Total investments, at value (Cost $902,653,784)	909,171,114
Cash	58,278
Receivable for:
Investments sold	49,957,199
Variation margin	234,700
Fund shares sold	159,839
Dividends and interest	3,298,767
Principal paydowns	336,052
Investment for trustee deferred compensation and retirement plans	102,123
Other assets	71,774
Total assets	963,389,846

Liabilities:
Payable for:
Investments purchased	72,356,155
Fund shares reacquired	1,416,279
Dividends	257,240
Accrued fees to affiliates	604,471
Accrued trustees’ and officers’ fees and benefits	4,704
Accrued other operating expenses	124,962
Trustee deferred compensation and retirement plans	250,454
Total liabilities	75,014,265
Net assets applicable to shares outstanding	$888,375,581

Net assets consist of:
Shares of beneficial interest	$1,027,739,935
Undistributed net investment income	(9,069,234)
Undistributed net realized gain (loss)	(137,758,906)
Unrealized appreciation	7,463,786
$888,375,581

Net Assets:
Class A	$731,373,650
Class B	$28,192,731
Class C	$50,021,281
Class R	$9,345,949
Class Y	$4,399,816
Investor Class	$61,054,829
Class R5	$3,987,325

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	82,359,923
Class B	3,163,206
Class C	5,635,969
Class R	1,051,254
Class Y	494,714
Investor Class	6,868,556
Class R5	449,147
Class A:
Net asset value per share	$8.88
Maximum offering price per share
(Net asset value of $8.88 ÷ 95.25%)	$9.32
Class B:
Net asset value and offering price per share	$8.91
Class C:
Net asset value and offering price per share	$8.88
Class R:
Net asset value and offering price per share	$8.89
Class Y:
Net asset value and offering price per share	$8.89
Investor Class:
Net asset value and offering price per share	$8.89
Class R5:
Net asset value and offering price per share	$8.88

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco U.S. Government Fund

Statement of Operations

For the six months ended August 31, 2013

(Unaudited)

Investment income:
Interest	$8,765,984
Dividends from affiliated money market funds	983
Total investment income	8,766,967

Expenses:
Advisory fees	1,927,139
Administrative services fees	126,857
Custodian fees	37,097
Distribution fees:
Class A	987,219
Class B	169,526
Class C	297,164
Class R	26,041
Investor Class	84,965
Transfer agent fees — A, B, C, R, Y and Investor	871,893
Transfer agent fees — R5	2,248
Trustees’ and officers’ fees and benefits	32,660
Other	84,544
Total expenses	4,647,353
Less: Fees waived and expense offset arrangement(s)	(5,518)
Net expenses	4,641,835
Net investment income	4,125,132

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(2,525,646)
Futures contracts	(461,156)
(2,986,802)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(28,329,302)
Futures contracts	260,352
(28,068,950)
Net realized and unrealized gain (loss)	(31,055,752)
Net increase (decrease) in net assets resulting from operations	$(26,930,620)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco U.S. Government Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2013 and the year ended February 28, 2013

(Unaudited)

	August 31, 2013	February 28, 2013
Operations:
Net investment income	$4,125,132	$12,374,317
Net realized gain (loss)	(2,986,802)	8,294,105
Change in net unrealized appreciation (depreciation)	(28,068,950)	(1,845,530)
Net increase (decrease) in net assets resulting from operations	(26,930,620)	18,822,892

Distributions to shareholders from net investment income:
Class A	(8,793,647)	(21,962,826)
Class B	(250,806)	(830,505)
Class C	(440,917)	(1,288,923)
Class R	(102,964)	(293,059)
Class Y	(69,573)	(220,532)
Investor Class	(757,290)	(2,008,608)
Class R5	(57,497)	(163,954)
Total distributions from net investment income	(10,472,694)	(26,768,407)

Share transactions–net:
Class A	(61,484,627)	(82,800,533)
Class B	(9,145,777)	(17,113,490)
Class C	(13,617,077)	(10,758,501)
Class R	(1,507,044)	(2,817,686)
Class Y	(1,834,463)	(1,270,184)
Investor Class	(9,009,569)	(11,982,320)
Class R5	(849,710)	(265,166)
Net increase (decrease) in net assets resulting from share transactions	(97,448,267)	(127,007,880)
Net increase (decrease) in net assets	(134,851,581)	(134,953,395)

Net assets:
Beginning of period	1,023,227,162	1,158,180,557
End of period (includes undistributed net investment income of $(9,069,234) and $(2,721,672), respectively)	$888,375,581	$1,023,227,162

Notes to Financial Statements

August 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco U.S. Government Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5. On September 24, 2012, Institutional Class shares were renamed Class R5 shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Class R5 shares are sold at net asset value. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

10                         Invesco U.S. Government Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors

11                         Invesco U.S. Government Fund

include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Dollar Rolls and Forward Commitment Transactions — The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

J.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
L.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

12                         Invesco U.S. Government Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $200 million	0.50%
Next $300 million	0.40%
Next $500 million	0.35%
Next $19.5 billion	0.30%
Over $20.5 billion	0.24%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares to 1.50%, 2.25%, 2.25%, 1.75%, 1.25%, 1.50% and 1.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2013, the Adviser waived advisory fees of $2,729.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2013, IDI advised the Fund that IDI retained $19,915 in front-end sales commissions from the sale of Class A shares and $17,619, $22,244 and $3,794 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to

13                         Invesco U.S. Government Fund

significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Money Markets	$18,181,206	$—	$—	$18,181,206
U.S. Treasury Securities	—	207,840,666	—	207,840,666
U.S Government Sponsored Agency Securities	—	627,283,394	—	627,283,394
Corporate Debt Securities	—	20,132,768	—	20,132,768
Foreign Sovereign Debt Securities	—	2,533,575	—	2,533,575
Foreign Bonds	—	33,199,505	—	33,199,505
	$18,181,206	$890,989,908	$—	$909,171,114
Futures*	946,455	—	—	946,455
Total Investments	$19,127,661	$890,989,908	$—	$910,117,569

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2013:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Interest risk
Futures contracts(a)	$1,311,803	$(365,348)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended August 31, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures*
Realized Gain (Loss)
Interest rate risk	$(461,156)
Change in Unrealized Appreciation
Interest rate risk	260,352
Total	$(200,804)

*	The average notional value of futures outstanding during the period was $318,267,353.

14                         Invesco U.S. Government Fund

Open Futures Contracts
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Ultra U.S. Treasury Bonds	361	December-2013	$51,216,875	$1,196,382
U.S. Treasury 2 Year Notes	340	December-2013	74,715,000	15,223
U.S. Treasury 5 Year Notes	650	December-2013	77,791,797	100,198
Subtotal				$1,311,803

Short Contracts
U.S. Treasury 10 Year Notes	315	December-2013	39,148,594	$(72,029)
U.S. Treasury 30 Year Bonds	390	December-2013	51,443,437	(293,319)
Subtotal				$(365,348)
Total				$946,455

Offsetting Assets and Liabilities

Effective with the beginning of the Fund’s fiscal year, the Fund has adopted Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. This update is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Funds enter into netting agreements and collateral agreements in an attempt to reduce the Fund’s counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of August 31, 2013.

Assets:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Merrill Lynch & Co., Inc.	$1,311,803	$(365,348)	$946,455	$—	$—	$946,455

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Merrill Lynch & Co., Inc.	$365,348	$(365,348)	$—	$—	$—	$—

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended August 31, 2013, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $2,789.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

15                         Invesco U.S. Government Fund

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2014	$14,388,010	$—	$14,388,010
February 28, 2015	29,211,253	—	29,211,253
February 29, 2016	13,835,615	—	13,835,615
February 28, 2017	67,554,183	—	67,554,183
February 28, 2019	2,548,812	—	2,548,812
	$127,537,873	$—	$127,537,873

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2013 was $649,723,241 and $854,082,911, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $99,272,760 and $67,786,320, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$16,275,346
Aggregate unrealized (depreciation) of investment securities	(12,625,469)
Net unrealized appreciation of investment securities	$3,649,877

Cost of investments for tax purposes is $905,521,237.

16                         Invesco U.S. Government Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2013(a)		Year ended February 28, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	4,271,258	$38,927,607	8,753,531	$81,619,457
Class B	93,344	855,440	390,819	3,659,462
Class C	276,739	2,525,434	1,215,124	11,332,770
Class R	116,174	1,059,121	410,774	3,831,670
Class Y	94,473	859,422	701,369	6,548,969
Investor Class	143,496	1,312,048	553,025	5,162,324
Class R5	29,433	267,132	194,900	1,816,603

Issued as reinvestment of dividends:
Class A	799,957	7,250,009	1,928,997	17,987,569
Class B	25,013	227,647	81,172	759,706
Class C	42,934	389,056	121,118	1,128,735
Class R	11,192	101,575	31,180	291,131
Class Y	5,127	46,578	17,734	165,619
Investor Class	79,672	723,052	205,611	1,918,946
Class R5	6,302	57,141	17,294	161,310

Automatic conversion of Class B shares to Class A shares:
Class A	455,251	4,143,641	976,577	9,088,704
Class B	(453,586)	(4,143,641)	(972,690)	(9,088,704)

Reacquired:
Class A	(12,313,922)	(111,805,884)	(20,566,979)	(191,496,263)
Class B	(667,840)	(6,085,223)	(1,332,256)	(12,443,954)
Class C	(1,826,169)	(16,531,567)	(2,497,221)	(23,220,006)
Class R	(292,666)	(2,667,740)	(744,806)	(6,940,487)
Class Y	(301,753)	(2,740,463)	(859,768)	(7,984,772)
Investor Class	(1,217,351)	(11,044,669)	(2,045,824)	(19,063,590)
Class R5	(128,988)	(1,173,983)	(240,470)	(2,243,079)
Net increase (decrease) in share activity	(10,751,910)	$(97,448,267)	(13,660,789)	$(127,007,880)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 9% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17                         Invesco U.S. Government Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/13	$9.24	$0.04	$(0.30)	$(0.26)	$(0.10)	$8.88	(2.81)%	$731,374	0.88	%(d)	0.88	%(d)	0.92	%(d)	73%
Year ended 02/28/13	9.31	0.11	0.05	0.16	(0.23)	9.24	1.76	823,299	0.90		0.90		1.20		113
Year ended 02/29/12	8.91	0.16	0.50	0.66	(0.26)	9.31	7.50	912,434	0.92		0.92		1.78		157
Year ended 02/28/11	8.91	0.16	0.11	0.27	(0.27)	8.91	3.04	291,338	0.98		0.98		1.75		70
Seven months ended 02/28/10	8.82	0.16	0.14	0.30	(0.21)	8.91	3.45	312,180	1.04	(e)	1.04	(e)	3.01	(e)	26
Year ended 07/31/09	8.62	0.32	0.26	0.58	(0.38)	8.82	6.81	408,039	0.98		0.98		3.65		69
Year ended 07/31/08	8.44	0.37	0.23	0.60	(0.42)	8.62	7.28	335,216	1.06		1.06		4.25		112
Class B
Six months ended 08/31/13	9.27	0.01	(0.30)	(0.29)	(0.07)	8.91	(3.16)	28,193	1.63	(d)	1.63	(d)	0.17	(d)	73
Year ended 02/28/13	9.34	0.04	0.05	0.09	(0.16)	9.27	1.00	38,617	1.65		1.65		0.45		113
Year ended 02/29/12	8.94	0.10	0.49	0.59	(0.19)	9.34	6.69	56,028	1.67		1.67		1.03		157
Year ended 02/28/11	8.94	0.09	0.11	0.20	(0.20)	8.94	2.27	45,597	1.73		1.73		1.00		70
Seven months ended 02/28/10	8.85	0.12	0.14	0.26	(0.17)	8.94	2.99	67,389	1.79	(e)	1.79	(e)	2.26	(e)	26
Year ended 07/31/09	8.65	0.26	0.26	0.52	(0.32)	8.85	6.01	84,501	1.73		1.73		2.90		69
Year ended 07/31/08	8.46	0.30	0.25	0.55	(0.36)	8.65	6.60	97,091	1.81		1.81		3.50		112
Class C
Six months ended 08/31/13	9.23	0.01	(0.29)	(0.28)	(0.07)	8.88	(3.07)	50,021	1.63	(d)	1.63	(d)	0.17	(d)	73
Year ended 02/28/13	9.30	0.04	0.05	0.09	(0.16)	9.23	1.00	65,924	1.65		1.65		0.45		113
Year ended 02/29/12	8.90	0.10	0.49	0.59	(0.19)	9.30	6.69	77,221	1.67		1.67		1.03		157
Year ended 02/28/11	8.90	0.09	0.11	0.20	(0.20)	8.90	2.27	53,323	1.73		1.73		1.00		70
Seven months ended 02/28/10	8.82	0.12	0.13	0.25	(0.17)	8.90	2.88	66,881	1.79	(e)	1.79	(e)	2.26	(e)	26
Year ended 07/31/09	8.62	0.26	0.26	0.52	(0.32)	8.82	6.02	70,062	1.73		1.73		2.90		69
Year ended 07/31/08	8.43	0.30	0.25	0.55	(0.36)	8.62	6.61	45,269	1.81		1.81		3.50		112
Class R
Six months ended 08/31/13	9.25	0.03	(0.30)	(0.27)	(0.09)	8.89	(2.93)	9,346	1.13	(d)	1.13	(d)	0.67	(d)	73
Year ended 02/28/13	9.32	0.09	0.05	0.14	(0.21)	9.25	1.50	11,248	1.15		1.15		0.95		113
Year ended 02/29/12	8.92	0.14	0.50	0.64	(0.24)	9.32	7.23	14,155	1.17		1.17		1.53		157
Year ended 02/28/11	8.91	0.14	0.12	0.26	(0.25)	8.92	2.90	16,999	1.23		1.23		1.50		70
Seven months ended 02/28/10	8.83	0.14	0.14	0.28	(0.20)	8.91	3.18	13,655	1.29	(e)	1.29	(e)	2.76	(e)	26
Year ended 07/31/09	8.63	0.30	0.26	0.56	(0.36)	8.83	6.54	12,447	1.23		1.23		3.40		69
Year ended 07/31/08	8.44	0.34	0.25	0.59	(0.40)	8.63	7.14	6,300	1.31		1.31		4.00		112
Class Y
Six months ended 08/31/13	9.25	0.05	(0.30)	(0.25)	(0.11)	8.89	(2.68)	4,400	0.63	(d)	0.63	(d)	1.17	(d)	73
Year ended 02/28/13	9.32	0.14	0.05	0.19	(0.26)	9.25	2.01	6,446	0.65		0.65		1.45		113
Year ended 02/29/12	8.92	0.19	0.49	0.68	(0.28)	9.32	7.76	7,805	0.67		0.67		2.03		157
Year ended 02/28/11	8.91	0.18	0.12	0.30	(0.29)	8.92	3.42	9,366	0.73		0.73		2.00		70
Seven months ended 02/28/10	8.83	0.17	0.13	0.30	(0.22)	8.91	3.49	2,243	0.79	(e)	0.79	(e)	3.26	(e)	26
Year ended 07/31/09(f)	8.70	0.29	0.17	0.46	(0.33)	8.83	5.30	4,112	0.71	(e)	0.71	(e)	3.92	(e)	69
Investor Class
Six months ended 08/31/13	9.24	0.04	(0.29)	(0.25)	(0.10)	8.89	(2.70)	61,055	0.88	(d)	0.88	(d)	0.92	(d)	73
Year ended 02/28/13	9.31	0.11	0.05	0.16	(0.23)	9.24	1.76	72,686	0.90		0.90		1.20		113
Year ended 02/29/12	8.92	0.16	0.49	0.65	(0.26)	9.31	7.37	85,227	0.92		0.92		1.78		157
Year ended 02/28/11	8.91	0.16	0.13	0.29	(0.28)	8.92	3.16	102,784	0.98		0.98		1.75		70
Seven months ended 02/28/10	8.83	0.16	0.13	0.29	(0.21)	8.91	3.33	65,244	1.04	(e)	1.04	(e)	3.01	(e)	26
Year ended 07/31/09	8.63	0.32	0.26	0.58	(0.38)	8.83	6.82	51,292	0.98		0.98		3.65		69
Year ended 07/31/08	8.44	0.37	0.25	0.62	(0.43)	8.63	7.45	41,807	1.02		1.02		4.29		112
Class R5
Six months ended 08/31/13	9.23	0.06	(0.29)	(0.23)	(0.12)	8.88	(2.54)	3,987	0.55	(d)	0.55	(d)	1.25	(d)	73
Year ended 02/28/13	9.31	0.14	0.05	0.19	(0.27)	9.23	2.04	5,008	0.56		0.56		1.54		113
Year ended 02/29/12	8.91	0.20	0.50	0.70	(0.30)	9.31	7.99	5,311	0.48		0.48		2.22		157
Year ended 02/28/11	8.92	0.20	0.10	0.30	(0.31)	8.91	3.41	6,454	0.53		0.53		2.20		70
Seven months ended 02/28/10	8.84	0.18	0.14	0.32	(0.24)	8.92	3.62	14,052	0.56	(e)	0.56	(e)	3.49	(e)	26
Year ended 07/31/09	8.63	0.36	0.27	0.63	(0.42)	8.84	7.42	18,303	0.52		0.52		4.11		69
Year ended 07/31/08	8.45	0.41	0.24	0.65	(0.47)	8.63	7.80	24,494	0.56		0.56		4.75		112

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $736,836,392 and sold of $245,862,985 in an effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Government Securities Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $783,337, $33,629, $58,948, $10,332, $5,552, $67,418 and $4,458 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares, respectively.
(e)	Annualized.
(f)	Commencement date of October 3, 2008.

18                         Invesco U.S. Government Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2013 through August 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/13)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/13)	Expenses Paid During Period[2]
A	$1,000.00	$971.90	$4.37	$1,020.77	$4.48	0.88%
B	1,000.00	968.40	8.09	1,016.99	8.29	1.63
C	1,000.00	969.30	8.09	1,016.99	8.29	1.63
R	1,000.00	970.70	5.61	1,019.51	5.75	1.13
Y	1,000.00	973.20	3.13	1,022.03	3.21	0.63
Investor	1,000.00	973.00	4.38	1,020.77	4.48	0.88
R5	1,000.00	974.60	2.74	1,022.43	2.80	0.55

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2013 through August 31, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

19                         Invesco U.S. Government Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco U.S. Government Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Intermediate U.S. Government Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was

20                         Invesco U.S. Government Fund

below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

21                         Invesco U.S. Government Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519                 GOV-SAR-1         Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 13, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2013, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 8, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 8, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 8, 2013

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.